UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24019
Victory Portfolios IV
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Victory Pioneer Strategic Income Fund
Class A / PSRAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.04%^
^	Annualized
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$3,388,489,628%
Total number of portfolio holdings	1,165^^
Portfolio turnover rate	29%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of March 31, 2025 ) *
Corporate Bonds	45.2%
U.S. Government and Agency Obligations	21.8%
Asset Backed Securities	10.4%
Collateralized Mortgage Obligations	8.4%
Commercial Mortgage-Backed Securities	5.7%
Insurance-Linked Securities	3.7%
Foreign Government Bonds	3.6%
Senior Secured Floating Rate Loan Interests	0.8%
Convertible Corporate Bonds	0.3%
Common Stocks	0.1%
Other	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34180-00-A-0525
Victory Capital Management

Victory Pioneer Strategic Income Fund
Class C / PSRCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.69%^
^	Annualized
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$3,388,489,628%
Total number of portfolio holdings	1,165^^
Portfolio turnover rate	29%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of March 31, 2025 ) *
Corporate Bonds	45.2%
U.S. Government and Agency Obligations	21.8%
Asset Backed Securities	10.4%
Collateralized Mortgage Obligations	8.4%
Commercial Mortgage-Backed Securities	5.7%
Insurance-Linked Securities	3.7%
Foreign Government Bonds	3.6%
Senior Secured Floating Rate Loan Interests	0.8%
Convertible Corporate Bonds	0.3%
Common Stocks	0.1%
Other	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34181-00-C-0525
Victory Capital Management

Victory Pioneer Strategic Income Fund
Class R / STIRX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$67	1.35%^
^	Annualized
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$3,388,489,628%
Total number of portfolio holdings	1,165^^
Portfolio turnover rate	29%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of March 31, 2025 ) *
Corporate Bonds	45.2%
U.S. Government and Agency Obligations	21.8%
Asset Backed Securities	10.4%
Collateralized Mortgage Obligations	8.4%
Commercial Mortgage-Backed Securities	5.7%
Insurance-Linked Securities	3.7%
Foreign Government Bonds	3.6%
Senior Secured Floating Rate Loan Interests	0.8%
Convertible Corporate Bonds	0.3%
Common Stocks	0.1%
Other	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34183-00-R-0525
Victory Capital Management

Victory Pioneer Strategic Income Fund
Class R6 / STRKX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6+	$30	0.59%^
+	Effective April 1, 2025, Class K shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See “Material Fund Changes” below.
^	Annualized
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$3,388,489,628%
Total number of portfolio holdings	1,165^^
Portfolio turnover rate	29%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of March 31, 2025 ) *
Corporate Bonds	45.2%
U.S. Government and Agency Obligations	21.8%
Asset Backed Securities	10.4%
Collateralized Mortgage Obligations	8.4%
Commercial Mortgage-Backed Securities	5.7%
Insurance-Linked Securities	3.7%
Foreign Government Bonds	3.6%
Senior Secured Floating Rate Loan Interests	0.8%
Convertible Corporate Bonds	0.3%
Common Stocks	0.1%
Other	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34182-00-R6-0525
Victory Capital Management

Victory Pioneer Strategic Income Fund
Class Y / STRYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.69%^
^	Annualized
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$3,388,489,628%
Total number of portfolio holdings	1,165^^
Portfolio turnover rate	29%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of March 31, 2025 ) *
Corporate Bonds	45.2%
U.S. Government and Agency Obligations	21.8%
Asset Backed Securities	10.4%
Collateralized Mortgage Obligations	8.4%
Commercial Mortgage-Backed Securities	5.7%
Insurance-Linked Securities	3.7%
Foreign Government Bonds	3.6%
Senior Secured Floating Rate Loan Interests	0.8%
Convertible Corporate Bonds	0.3%
Common Stocks	0.1%
Other	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34184-00-Y-0525
Victory Capital Management

Victory Pioneer Intrinsic Value Fund
Class A / PISVX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Intrinsic Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%^
^	Annualized
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$1,653,506%
Total number of portfolio holdings	54^^
Portfolio turnover rate	43%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of March 31, 2025 )*
Financials	29.0%
Health Care	13.4%
Energy	11.0%
Industrials	10.5%
Consumer Discretionary	7.0%
Consumer Staples	6.5%
Information Technology	6.0%
Communication Services	5.4%
Basic Materials	5.4%
Utilities	3.5%
Real Estate	1.5%
Materials	0.8%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Intrinsic Value Fund (the “Predecessor Fund”) reorganized with Victory Intrinsic Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34191-00-A-0525
Victory Capital Management

Victory Pioneer Intrinsic Value Fund
Class C / PVCCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Intrinsic Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.57%^
^	Annualized
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$1,653,506%
Total number of portfolio holdings	54^^
Portfolio turnover rate	43%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of March 31, 2025 )*
Financials	29.0%
Health Care	13.4%
Energy	11.0%
Industrials	10.5%
Consumer Discretionary	7.0%
Consumer Staples	6.5%
Information Technology	6.0%
Communication Services	5.4%
Basic Materials	5.4%
Utilities	3.5%
Real Estate	1.5%
Materials	0.8%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Intrinsic Value Fund (the “Predecessor Fund”) reorganized with Victory Intrinsic Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34192-00-C-0525
Victory Capital Management

Victory Pioneer Intrinsic Value Fund
Class Y / PISYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Intrinsic Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$28	0.55%^
^	Annualized
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$1,653,506%
Total number of portfolio holdings	54^^
Portfolio turnover rate	43%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of March 31, 2025 )*
Financials	29.0%
Health Care	13.4%
Energy	11.0%
Industrials	10.5%
Consumer Discretionary	7.0%
Consumer Staples	6.5%
Information Technology	6.0%
Communication Services	5.4%
Basic Materials	5.4%
Utilities	3.5%
Real Estate	1.5%
Materials	0.8%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Intrinsic Value Fund (the “Predecessor Fund”) reorganized with Victory Intrinsic Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34193-00-Y-0525
Victory Capital Management

Victory Pioneer Global Value Fund
Class A / PGSVX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Global Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.99%^
^	Annualized
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$2,921,090%
Total number of portfolio holdings	64^^
Portfolio turnover rate	27%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
GEOGRAPHIC DISTRIBUTION
(as of March 31, 2025 )*
United States	50.3%
United Kingdom	10.9%
Japan	8.5%
South Korea	6.9%
Switzerland	3.9%
Netherlands	3.6%
Germany	3.1%
Ireland	2.7%
China	2.6%
Canada	2.5%
France	2.2%
Italy	1.1%
Other (individually less than 1.0%)	1.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) reorganized with Victory Global Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34188-00-A-0525
Victory Capital Management

Victory Pioneer Global Value Fund
Class C / GBVCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Global Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.71%^
^	Annualized
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$2,921,090%
Total number of portfolio holdings	64^^
Portfolio turnover rate	27%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
GEOGRAPHIC DISTRIBUTION
(as of March 31, 2025 )*
United States	50.3%
United Kingdom	10.9%
Japan	8.5%
South Korea	6.9%
Switzerland	3.9%
Netherlands	3.6%
Germany	3.1%
Ireland	2.7%
China	2.6%
Canada	2.5%
France	2.2%
Italy	1.1%
Other (individually less than 1.0%)	1.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) reorganized with Victory Global Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34189-00-C-0525
Victory Capital Management

Victory Pioneer Global Value Fund
Class Y / PSUYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Global Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.70%^
^	Annualized
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$2,921,090%
Total number of portfolio holdings	64^^
Portfolio turnover rate	27%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
GEOGRAPHIC DISTRIBUTION
(as of March 31, 2025 )*
United States	50.3%
United Kingdom	10.9%
Japan	8.5%
South Korea	6.9%
Switzerland	3.9%
Netherlands	3.6%
Germany	3.1%
Ireland	2.7%
China	2.6%
Canada	2.5%
France	2.2%
Italy	1.1%
Other (individually less than 1.0%)	1.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) reorganized with Victory Global Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34190-00-Y-0525
Victory Capital Management

Victory Pioneer Global Growth Fund
Class A / SUGAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Global Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	1.00%^
^	Annualized
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$2,628,126%
Total number of portfolio holdings	48^^
Portfolio turnover rate	19%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
GEOGRAPHIC DISTRIBUTION
(as of March 31, 2025 )*
United States	60.1%
Japan	8.8%
Netherlands	5.1%
France	4.3%
United Kingdom	3.1%
Germany	3.1%
Italy	3.0%
South Korea	2.9%
Taiwan	2.8%
Switzerland	1.9%
Spain	1.7%
Denmark	1.7%
China	1.5%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) reorganized with Victory Global Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34185-00-A-0525
Victory Capital Management

Victory Pioneer Global Growth Fund
Class C / SUGCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Global Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.71%^
^	Annualized
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$2,628,126%
Total number of portfolio holdings	48^^
Portfolio turnover rate	19%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
GEOGRAPHIC DISTRIBUTION
(as of March 31, 2025 )*
United States	60.1%
Japan	8.8%
Netherlands	5.1%
France	4.3%
United Kingdom	3.1%
Germany	3.1%
Italy	3.0%
South Korea	2.9%
Taiwan	2.8%
Switzerland	1.9%
Spain	1.7%
Denmark	1.7%
China	1.5%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) reorganized with Victory Global Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34186-00-C-0525
Victory Capital Management

Victory Pioneer Global Growth Fund
Class Y / SUGYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Global Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.70%^
^	Annualized
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$2,628,126%
Total number of portfolio holdings	48^^
Portfolio turnover rate	19%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
GEOGRAPHIC DISTRIBUTION
(as of March 31, 2025 )*
United States	60.1%
Japan	8.8%
Netherlands	5.1%
France	4.3%
United Kingdom	3.1%
Germany	3.1%
Italy	3.0%
South Korea	2.9%
Taiwan	2.8%
Switzerland	1.9%
Spain	1.7%
Denmark	1.7%
China	1.5%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) reorganized with Victory Global Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34187-00-Y-0525
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES

Services which are not

prohibited under Rule

210.2-01(C)(4) (the “Rule”)

and are related extensions of

the audit services support the

audit, or use the knowledge/expertise

gained from the audit procedures as a

foundation to complete the project.

In most cases, if the Audit-Related

Services are not performed by the

Audit firm, the scope of the Audit

Services would likely increase.

The Services are typically well-defined

and governed by accounting

professional standards (AICPA,

SEC, etc.)

• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

N/A

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Victory Pioneer Strategic Income Fund*
Semi-Annual: Full Financials
March 31, 2025
* Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Straetgic Income Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Victory Pioneer Strategic Income Fund.

visit us: vcm.com

Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/251

Schedule of Investments  |  3/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 104.4%
	Senior Secured Floating Rate Loan Interests — 0.8% of Net Assets*(a)
	Building & Construction Products — 0.0%†
1,037,163	MI Windows and Doors LLC, Term B-2 Loan, 7.325% (Term SOFR + 300 bps), 3/28/31	$ 1,021,791
	Total Building & Construction Products	$1,021,791

	Cruise Lines — 0.1%
1,960,150	LC Ahab US Bidco LLC, Initial Term Loan, 7.325% (Term SOFR + 300 bps), 5/1/31	$ 1,974,851
	Total Cruise Lines	$1,974,851

	Electric-Generation — 0.1%
3,263,600	Alpha Generation LLC, Initial Term B Loan, 7.075% (Term SOFR + 275 bps), 9/30/31	$ 3,269,719
	Total Electric-Generation	$3,269,719

	Medical-Drugs — 0.2%
4,860,000(b)	Bausch Health Cos, Inc., Term Loan B, 9/25/30	$ 4,702,050
1,263,650	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.325% (Term SOFR + 400 bps), 4/23/31	1,252,593
	Total Medical-Drugs	$5,954,643

	Medical-Wholesale Drug Distribution — 0.1%
2,989,350	Owens & Minor, Inc., Term B-1 Loan, 8.175% (Term SOFR + 375 bps), 3/29/29	$ 2,944,510
	Total Medical-Wholesale Drug Distribution	$2,944,510

	Metal Processors & Fabrication — 0.0%†
979,466	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 8.04% (Term SOFR + 375 bps), 11/13/28	$ 920,698
	Total Metal Processors & Fabrication	$920,698

	Recreational Centers — 0.1%
2,684,682	Fitness International LLC, Term B Loan, 9.575% (Term SOFR + 525 bps), 2/12/29	$ 2,719,919
	Total Recreational Centers	$2,719,919

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Rental Auto & Equipment — 0.2%
7,334,257	Hertz Corp., Initial Term B Loan, 7.939% (Term SOFR + 350 bps), 6/30/28	$ 5,734,472
1,423,137	Hertz Corp., Initial Term C Loan, 7.939% (Term SOFR + 350 bps), 6/30/28	1,112,715
	Total Rental Auto & Equipment	$6,847,187

	Total Senior Secured Floating Rate Loan Interests (Cost $26,850,513)	$25,653,318

Shares
	Common Stocks — 0.1% of Net Assets
	Communications Equipment — 0.0%†
43,579(c)	Digicel International Finance Ltd.	$ 283,263
	Total Communications Equipment	$283,263

	Household Durables — 0.0%†
1,018,282(c)	Desarrolladora Homex SAB de CV	$ 50
	Total Household Durables	$50

	Oil, Gas & Consumable Fuels — 0.0%†
307	Frontera Energy Corp.	$ 1,443
	Total Oil, Gas & Consumable Fuels	$1,443

	Paper & Forest Products — 0.0%
162,828(c)+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—

	Passenger Airlines — 0.1%
128,171(c)	Grupo Aeromexico SAB de CV	$ 2,557,426
	Total Passenger Airlines	$2,557,426

	Total Common Stocks (Cost $1,563,741)	$2,842,182

Principal Amount USD ($)
Asset Backed Securities — 10.5% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$ 498,726
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/253

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	$ 506,536
4,750,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 11.062% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	4,689,504
275,382	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	271,393
389,290	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	381,365
1,190,000	ACM Auto Trust, Series 2024-2A, Class B, 9.21%, 8/20/31 (144A)	1,228,109
1,926,581	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	1,929,534
865,234	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	879,174
1,984,456	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class G, 12.748%, 5/17/32 (144A)	2,024,604
3,640,797	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class G, 11.395%, 9/15/32 (144A)	3,628,440
3,260,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	3,323,316
2,350,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	2,344,554
1,413,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class E, 9.32%, 10/22/29 (144A)	1,434,333
5,250,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	5,495,874
4,910,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class D, 6.57%, 4/21/31 (144A)	5,047,757
2,176,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class E, 8.88%, 10/20/32 (144A)	2,216,941
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	$ 1,936,752
4,000,000(a)	Assurant CLO IV, Ltd., Series 2019-4A, Class E, 11.555% (3 Month Term SOFR + 726 bps), 4/20/30 (144A)	3,984,188
3,295,000(a)	Battalion CLO IX, Ltd., Series 2015-9A, Class ER, 10.814% (3 Month Term SOFR + 651 bps), 7/15/31 (144A)	2,941,829
3,055,571	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	2,839,510
3,180,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31 (144A)	3,211,279
3,000,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.502% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,985,750
2,150,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	1,746,929
4,000,000(d)	Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.536%, 2/25/46 (144A)	3,600,261
7,465,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	5,082,300
2,500,000	Commercial Equipment Finance LLC, Series 2021-A, Class D, 6.49%, 12/17/29 (144A)	2,483,619
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	59,850
6,550,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	6,789,826
3,000,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class D, 12.42%, 10/15/30 (144A)	3,152,834
1,900,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	1,916,189
5,369,394	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	5,441,651
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/255

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,151,212	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 1/20/31 (144A)	$ 1,188,705
2,300,000	DataBank Issuer, Series 2021-1A, Class C, 4.43%, 2/27/51 (144A)	2,213,914
3,590,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	3,560,305
14,800,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65%, 2/17/32 (144A)	14,873,390
13,220,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class E, 7.22%, 5/17/32 (144A)	13,063,636
10,730,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class E, 7.48%, 9/15/32 (144A)	10,613,206
15,292,564(d)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	15,295,531
8,207,804(d)	FIGRE Trust, Series 2025-HE1, Class A, 5.829%, 1/25/55 (144A)	8,236,321
4,810,000(d)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	4,820,476
6,862,969(e)	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 2.75%, 9/25/71 (144A)	6,598,897
13,172,337(e)	Finance of America Structured Securities Trust, Series 2021-S3, Class A2, 3.25%, 12/28/26 (144A)	12,613,102
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 8.905% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	998,965
3,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 12.255% (3 Month Term SOFR + 796 bps), 1/20/33 (144A)	2,943,078
2,830,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class E, 7.98%, 5/15/31 (144A)	2,898,924
12,197,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class E, 7.25%, 6/16/31 (144A)	12,194,753
2,885,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class E, 7.00%, 6/20/35 (144A)	2,831,582
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,500,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class D, 9.22%, 1/25/29 (144A)	$ 1,522,632
1,050,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class D, 9.41%, 1/27/31 (144A)	1,098,392
15,000,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class D, 4.34%, 12/27/27 (144A)	14,271,126
9,887,659	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	2,966,298
571,636	Home Partners of America Trust, Series 2019-1, Class F, 4.101%, 9/17/39 (144A)	534,415
2,220,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	2,270,027
1,020,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (144A)	1,033,941
702,252(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 9.594% (SOFR30A + 525 bps), 5/20/32 (144A)	717,627
1,070,007(a)	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-2, Class D, 8.344% (SOFR30A + 400 bps), 10/20/32 (144A)	1,075,306
3,175,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 11.995% (3 Month Term SOFR + 770 bps), 4/29/34 (144A)	3,004,998
2,250,000(a)	ICG US CLO, Ltd., Series 2021-1A, Class E, 10.894% (3 Month Term SOFR + 659 bps), 4/17/34 (144A)	2,084,958
192,936	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	190,570
2,010,000	Libra Solutions LLC, Series 2024-1A, Class B, 7.91%, 9/30/38 (144A)	2,001,905
3,200,000	Merchants Fleet Funding LLC, Series 2024-1A, Class E, 9.35%, 4/20/37 (144A)	3,244,269
1,187,096	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	1,169,729
3,314,004	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/46 (144A)	2,720,348
4,500,000(a)	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER3, 11.04% (3 Month Term SOFR + 675 bps), 7/22/38 (144A)	4,513,950
4,500,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class DR, 10.812% (3 Month Term SOFR + 651 bps), 12/21/29 (144A)	4,399,403
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/257

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,950,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	$ 6,089,257
5,450,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	5,474,304
4,997,000	NMEF Funding LLC, Series 2024-A, Class D, 8.75%, 12/15/31 (144A)	5,063,961
1,900,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 6.902% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	1,897,551
6,400,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	5,515,904
2,260,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	2,333,718
3,110,000	Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75%, 11/17/31 (144A)	3,064,106
9,600,000	Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31 (144A)	9,227,364
3,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.704%, 11/25/31 (144A)	2,780,790
6,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31 (144A)	5,567,023
3,750,000(d)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	296,250
1,500,000	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	1,529,250
6,400,185	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	6,492,626
3,276,536	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.171%, 6/15/32 (144A)	3,353,604
2,300,000	SCF Equipment Leasing LLC, Series 2024-1A, Class E, 9.00%, 12/20/34 (144A)	2,453,336
4,200,000	SCF Equipment Trust LLC, Series 2025-1A, Class E, 6.75%, 11/20/35 (144A)	4,274,805
424,568	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class D, 6.59%, 7/20/37 (144A)	424,128
4,750,000(a)	Sound Point CLO XXI, Ltd., Series 2018-3A, Class C, 7.862% (3 Month Term SOFR + 356 bps), 10/26/31 (144A)	4,542,017
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,000,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class E, 11.462% (3 Month Term SOFR + 716 bps), 1/25/32 (144A)	$ 2,946,015
4,022,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class E, 11.91%, 9/17/29 (144A)	4,284,904
7,690,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	7,882,778
2,550,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class E, 8.64%, 7/15/30 (144A)	2,626,918
4,250,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	3,989,086
87,216	Upstart Securitization Trust, Series 2021-1, Class C, 4.06%, 3/20/31 (144A)	86,896
3,500,000	Veros Auto Receivables Trust, Series 2024-1, Class D, 9.87%, 5/15/31 (144A)	3,704,559
2,540,000	VFI ABS LLC, Series 2023-1A, Class D, 12.36%, 12/24/30 (144A)	2,619,568
6,772,317(e)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	6,847,203
1,099,954	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	1,083,661
694,708	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	682,838
	Total Asset Backed Securities (Cost $366,990,856)	$354,972,026

	Collateralized Mortgage Obligations—8.5% of Net Assets
5,970,020(d)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 4,074,898
2,550,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1A, 6.49% (SOFR30A + 215 bps), 8/25/34 (144A)	2,557,173
5,110,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1B, 7.54% (SOFR30A + 320 bps), 8/25/34 (144A)	5,179,711
8,062,000(d)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	5,901,584
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/259

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,921,621(d)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	$ 2,684,145
2,657,277	Brean Asset Backed Securities Trust, Series 2021-RM2, Class M1, 1.75%, 10/25/61 (144A)	2,414,366
3,450,000(d)	CFMT LLC, Series 2024-HB14, Class M4, 3.00%, 6/25/34 (144A)	2,941,565
6,710,000(d)	CFMT LLC, Series 2024-HB15, Class M4, 4.00%, 8/25/34 (144A)	5,754,626
5,264,850(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class B2, 3.25%, 3/25/61 (144A)	4,273,620
8,276,066(d)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.985%, 5/25/51 (144A)	6,909,543
2,670,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 8.104% (SOFR30A + 376 bps), 2/25/40 (144A)	2,789,023
4,940,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 8.104% (SOFR30A + 376 bps), 2/25/40 (144A)	5,144,018
16,450,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 8.84% (SOFR30A + 450 bps), 1/25/42 (144A)	17,188,871
3,280,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.286% (SOFR30A + 195 bps), 3/25/44 (144A)	3,285,878
3,740,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.04% (SOFR30A + 170 bps), 7/25/44 (144A)	3,739,998
332,711(d)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.50%, 6/25/33	3
2,638,958(d)	CSMC Trust, Series 2021-RPL2, Class M3, 3.616%, 1/25/60 (144A)	1,789,513
8,240,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.29% (SOFR30A + 395 bps), 9/26/33 (144A)	8,477,632
6,818,784(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 1.567% (SOFR30A + 592 bps), 7/15/42	797,260
3,916,606(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.087% (SOFR30A + 644 bps), 8/15/42	558,731
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,888,752(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	$ 378,632
2,263,403(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	472,109
2,630,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 9.99% (SOFR30A + 565 bps), 12/25/50 (144A)	2,991,700
2,670,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA3, Class B2, 14.454% (SOFR30A + 1,011 bps), 7/25/50 (144A)	3,546,089
6,250,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 11.74% (SOFR30A + 740 bps), 11/25/50 (144A)	7,528,967
2,340,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class B1, 8.09% (SOFR30A + 375 bps), 12/25/41 (144A)	2,400,856
5,725,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B1, 9.09% (SOFR30A + 475 bps), 2/25/42 (144A)	5,979,075
2,431,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 9.266% (SOFR30A + 491 bps), 9/25/47 (144A)	2,584,599
1,060	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	1,056
1,611,479(a)(f)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 2.096% (SOFR30A + 644 bps), 8/25/41	138,952
1,594,691(a)(f)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 1.746% (SOFR30A + 609 bps), 6/25/48	194,850
1,803,031(a)(f)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 1.596% (SOFR30A + 594 bps), 7/25/49	202,214
1,442,902(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 1.596% (SOFR30A + 594 bps), 8/25/49	184,816
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2511

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,444,202(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 1.596% (SOFR30A + 594 bps), 8/25/49	$ 195,566
1,610,054(f)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	329,544
200,466,630(d)(f)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.205%, 6/1/51 (144A)	2,466,461
171,915	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
914,506	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	915,577
1,584,225(a)(f)	Government National Mortgage Association, Series 2019-103, Class SB, 1.616% (1 Month Term SOFR + 594 bps), 8/20/49	188,572
14,109,912(a)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 7.644% (1 Month Term SOFR + 331 bps), 9/20/49	178,911
20,080,335(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	3,390,892
20,128,533(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	3,316,204
9,235,156(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	1,580,529
1,681,322(f)	Government National Mortgage Association, Series 2020-15, Class IM, 3.50%, 2/20/50	281,990
4,043,421(f)	Government National Mortgage Association, Series 2020-7, Class CI, 3.50%, 1/20/50	739,349
11,644,039(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 7.574% (1 Month Term SOFR + 324 bps), 1/20/50	178,898
7,930,013(d)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	7,933,910
2,320,959(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B4, 3.983%, 3/25/50 (144A)	2,020,677
1,490,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B5, 3.983%, 3/25/50 (144A)	1,027,454
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
9,640,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	$ 6,983,078
2,412,267(d)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.927%, 2/26/52 (144A)	1,945,367
1,920,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 8.94% (SOFR30A + 460 bps), 10/25/33 (144A)	1,986,288
67,718,520(d)(f)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.232%, 7/25/51 (144A)	899,580
2,442,086(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.232%, 7/25/51 (144A)	2,097,997
4,350,000(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.285%, 9/25/56 (144A)	3,336,594
981,000(d)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B5, 5.771%, 4/25/46 (144A)	803,804
127,723,206(d)(f)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.115%, 12/25/51 (144A)	831,797
2,000,000(d)	JP Morgan Mortgage Trust, Series 2021-3, Class A5, 2.50%, 7/25/51 (144A)	1,385,815
6,159,331(d)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	4,858,284
112,536,958(d)(f)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.115%, 12/25/51 (144A)	725,391
1,896,075(d)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.976%, 10/25/51 (144A)	1,541,964
1,612,930(d)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B4, 2.976%, 10/25/51 (144A)	1,085,165
4,426,606(d)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.101%, 8/25/52 (144A)	3,610,871
5,650,000(d)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,093,262
4,448,954(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2020-CL1, Class M3, 7.785% (1 Month Term SOFR + 346 bps), 10/25/57 (144A)	4,641,153
1,979,051(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 6.14% (SOFR30A + 180 bps), 3/25/51 (144A)	1,947,118
1,756,059(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M4, 7.09% (SOFR30A + 275 bps), 3/25/51 (144A)	1,717,239
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2513

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
858,315	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	$ 797,718
1,664,818	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46 (144A)	1,589,901
143,309(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.25% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	139,547
5,837,368	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	5,246,486
3,790,875(d)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B2, 2.668%, 6/25/51 (144A)	3,040,983
7,272,625(a)	New Residential Mortgage Loan Trust, Series 2020-2A, Class B4A, 6.934% (1 Month Term SOFR + 261 bps), 10/25/46 (144A)	7,271,436
13,903,950(d)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.851%, 11/25/59 (144A)	11,671,607
2,361,835(d)	Oceanview Mortgage Trust, Series 2021-3, Class B3, 2.712%, 6/25/51 (144A)	1,377,438
1,950,000(d)	Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37 (144A)	1,826,070
1,792,792(d)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.477%, 4/25/51 (144A)	1,416,813
3,418,855(d)	PRMI Securitization Trust, Series 2021-1, Class B3, 2.477%, 4/25/51 (144A)	2,657,617
2,671,733(d)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,190,004
2,591,904(d)	Provident Funding Mortgage Trust, Series 2021-2, Class B2, 2.35%, 4/25/51 (144A)	2,050,730
2,186,453(d)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	1,816,774
1,460,000(a)	Radnor Re, Ltd., Series 2021-2, Class M2, 9.34% (SOFR30A + 500 bps), 11/25/31 (144A)	1,529,946
1,756,780(d)	Rate Mortgage Trust, Series 2021-HB1, Class B3, 2.70%, 12/25/51 (144A)	1,380,774
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,042,054(d)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.703%, 7/25/51 (144A)	$ 3,345,538
1,723,000(d)	Rate Mortgage Trust, Series 2021-J4, Class B4, 2.629%, 11/25/51 (144A)	842,224
3,774,646(d)	Rate Mortgage Trust, Series 2022-J1, Class B3, 2.748%, 1/25/52 (144A)	3,044,167
10,150,000(d)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	7,315,391
1,783,000(d)	Sequoia Mortgage Trust, Series 2021-9, Class B4, 2.857%, 1/25/52 (144A)	881,026
4,100,000(d)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	2,747,111
2,743,712(d)	Sequoia Mortgage Trust, Series 2022-1, Class B4, 2.945%, 2/25/52 (144A)	1,318,344
4,750,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.954% (SOFR30A + 1,061 bps), 2/25/47 (144A)	5,866,250
5,000,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.811%, 10/25/56 (144A)	4,176,434
5,639,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.585% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	5,691,034
8,611,095(d)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	7,259,825
7,532,891(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.74% (SOFR30A + 340 bps), 11/25/33 (144A)	7,639,435
800,000(d)	Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54 (144A)	651,776
2,250,000(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,624,556
8,970,000(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	5,979,461
	Total Collateralized Mortgage Obligations (Cost $329,835,287)	$286,687,792

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2515

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—5.8% of Net Assets
6,320,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 8.434% (1 Month Term SOFR + 411 bps), 4/15/34 (144A)	$ 3,807,800
3,600,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.197% (SOFR30A + 285 bps), 1/20/37 (144A)	3,582,010
4,052,770(e)(f)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
2,025,000(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.289%, 9/15/48 (144A)	1,358,013
1,704,240(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class G, 8.284% (1 Month Term SOFR + 396 bps), 8/15/38 (144A)	648,292
2,945,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.333% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	2,937,637
2,685,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.73% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	2,676,609
9,000,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.678% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	8,932,500
3,325,000(a)	BX Trust, Series 2021-ARIA, Class F, 7.027% (1 Month Term SOFR + 271 bps), 10/15/36 (144A)	3,287,594
6,330,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.576% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	6,189,145
3,750,000	COMM Mortgage Trust, Series 2020-CX, Class A, 2.173%, 11/10/46 (144A)	3,161,218
4,083,017(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 3.96%, 4/15/50	3,701,090
2,680,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.554%, 11/15/48	2,586,178
1,455,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.09% (SOFR30A + 775 bps), 1/25/51 (144A)	1,612,204
2,750,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 8.09% (SOFR30A + 375 bps), 1/25/51 (144A)	2,857,183
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,000,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.34% (SOFR30A + 400 bps), 11/25/51 (144A)	$ 6,235,416
4,500,000(d)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.758%, 12/25/26 (144A)	4,325,583
2,800,000(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.075%, 7/25/27 (144A)	2,673,481
2,300,000(d)	FREMF Mortgage Trust, Series 2018-K154, Class B, 4.024%, 11/25/32 (144A)	1,996,985
1,875,000(d)	FREMF Mortgage Trust, Series 2018-K157, Class B, 4.299%, 8/25/33 (144A)	1,649,457
3,534,000(d)	FREMF Mortgage Trust, Series 2018-KBX1, Class B, 3.807%, 1/25/26 (144A)	3,482,008
6,364,000(d)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.90%, 12/25/27 (144A)	5,964,537
1,417,812(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 9.467% (SOFR30A + 511 bps), 10/25/28	1,295,239
975,000(d)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.084%, 10/25/31 (144A)	863,957
3,899,174(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	3,690,059
8,451,589(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.367% (SOFR30A + 701 bps), 8/25/29	8,137,537
927,968(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.717% (SOFR30A + 636 bps), 1/25/27 (144A)	856,498
1,375,084(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 13.467% (SOFR30A + 911 bps), 7/25/30 (144A)	1,314,306
5,000,000(g)	FREMF Mortgage Trust, Series 2021-K131, Class D, 0.000%, 9/25/54 (144A)	2,739,402
81,265,271(f)	FREMF Mortgage Trust, Series 2021-K131, Class X2A, 0.10%, 9/25/54 (144A)	395,445
18,374,996(f)	FREMF Mortgage Trust, Series 2021-K131, Class X2B, 0.10%, 9/25/54 (144A)	81,703
10,000,000(g)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	6,008,808
123,241,323(f)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	533,019
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2517

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
10,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	$ 41,591
6,110,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.685% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	6,089,010
5,541,771(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 7.09% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	5,322,771
2,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 7.984% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	2,148,137
750,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 6.527% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	719,480
550,000(d)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.797%, 10/5/39 (144A)	544,781
11,650,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861%, 12/5/38 (144A)	1,154,974
5,600,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	5,316,084
1,250,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.318%, 5/15/48	1,205,601
3,530,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, 3.237%, 12/15/47 (144A)	3,237,640
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/50 (144A)	1,735,581
3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	2,821,460
1,550,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	1,231,746
10,325,224(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.704% (SOFR30A + 336 bps), 10/25/49 (144A)	10,488,557
1,030,000(d)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.398%, 8/15/36 (144A)	664,741
The accompanying notes are an integral part of these financial statements.
18Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,190,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	$ 2,328,700
5,600,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.385% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	5,597,912
2,659,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054%, 2/25/52 (144A)	2,630,443
5,400,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.234%, 2/25/52 (144A)	4,773,160
2,443,000(d)	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.127%, 10/25/52 (144A)	2,187,095
8,350,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	6,903,693
8,000,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	6,398,812
1,500,000(d)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	1,172,001
7,000,000(d)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.669%, 12/10/34 (144A)	7,139,860
3,500,000(d)	THPT Mortgage Trust, Series 2023-THL, Class C, 8.534%, 12/10/34 (144A)	3,576,868
67,584,000(d)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.365%, 3/15/51	697,406
5,957,323(d)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	5,956,811
3,545,460(d)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	3,556,699
899,315(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 7.693% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	902,333
	Total Commercial Mortgage-Backed Securities (Cost $223,114,046)	$196,124,860

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2519

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Convertible Corporate Bonds — 0.3% of Net Assets
	Banks — 0.0%†
IDR15,039,758,000	PT Bakrie & Brothers Tbk, 12/31/25	$ 54,492
	Total Banks	$54,492

	Entertainment — 0.3%
12,093,000(g)	DraftKings Holdings, Inc., 3/15/28	$ 10,526,956
290,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	300,150
	Total Entertainment	$10,827,106

	Total Convertible Corporate Bonds (Cost $13,160,730)	$10,881,598

	Corporate Bonds — 45.5% of Net Assets
	Aerospace & Defense — 0.8%
19,430,000	Boeing Co., 6.858%, 5/1/54	$ 21,104,783
3,475,000	Boeing Co., 7.008%, 5/1/64	3,765,479
2,480,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	2,427,275
	Total Aerospace & Defense	$27,297,537

	Agriculture — 0.2%
7,305,000	Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28 (144A)	$ 7,051,999
	Total Agriculture	$7,051,999

	Airlines — 1.2%
5,178,200(h)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 4,934,825
1,263,250	American Airlines Pass-Through Trust, 3.95%, 7/11/30	1,189,839
11,240,000	Avianca Midco 2 Plc, 9.625%, 2/14/30 (144A)	10,326,750
3,539,340(a)	Gol Finance S.A., 14.824% (1 Month Term SOFR + 1,050 bps), 4/29/25 (144A)	3,645,520
1,810,000	Grupo Aeromexico S.A.B de CV, 8.25%, 11/15/29 (144A)	1,745,021
3,915,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	3,767,718
4,035,000	Latam Airlines Group S.A., 7.875%, 4/15/30 (144A)	4,000,198
The accompanying notes are an integral part of these financial statements.
20Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Airlines — (continued)
1,070,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	$ 1,081,433
EUR9,300,000	Transportes Aereos Portugueses S.A., 5.125%, 11/15/29 (144A)	10,248,511
	Total Airlines	$40,939,815

	Auto Manufacturers — 4.4%
4,430,000	Ford Motor Co., 6.10%, 8/19/32	$ 4,343,636
7,600,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	6,536,870
13,710,000	Ford Motor Credit Co. LLC, 5.875%, 11/7/29	13,560,497
10,520,000	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	10,306,592
2,052,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	1,968,530
18,130,000	Ford Motor Credit Co. LLC, 6.50%, 2/7/35	17,792,097
3,490,000	Ford Motor Credit Co. LLC, 6.532%, 3/19/32	3,488,131
3,700,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,871,643
21,480,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	21,271,468
13,385,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	13,439,329
18,000,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	18,565,044
15,055,000(i)	Mercedes-Benz Finance North America LLC, 5.45%, 4/1/35 (144A)	15,001,844
12,599,000	Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/28 (144A)	11,570,750
7,410,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	7,288,505
	Total Auto Manufacturers	$149,004,936

	Auto Parts & Equipment — 0.1%
2,335,000	ZF North America Capital, Inc., 7.125%, 4/14/30 (144A)	$ 2,247,815
	Total Auto Parts & Equipment	$2,247,815

	Banks — 9.5%
20,800,000(d)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 18,084,223
5,180,000	Access Bank Plc, 6.125%, 9/21/26 (144A)	5,064,382
9,295,000(d)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	9,476,290
8,900,000	Banco Bradesco S.A., 6.50%, 1/22/30 (144A)	9,175,010
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2521

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
3,460,000(d)(j)	Banco Mercantil del Norte S.A., 8.375% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 776 bps) (144A)	$ 3,501,347
8,400,000(d)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	7,257,020
5,000,000	Banco Santander S.A., 6.921%, 8/8/33	5,304,423
10,850,000(d)	Bank of America Corp., 5.744% (SOFR + 170 bps), 2/12/36	10,829,271
2,040,000(d)(j)	Barclays Plc, 7.625% (5 Year USD Swap Rate + 369 bps)	1,995,009
2,101,000(d)(j)	BNP Paribas S.A., 7.375% (5 Year CMT Index + 354 bps) (144A)	2,100,715
6,150,000(d)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	5,241,677
8,070,000(d)	BPCE S.A., 5.936% (SOFR + 185 bps), 5/30/35 (144A)	8,128,506
EUR4,400,000(d)(j)	CaixaBank S.A., 3.625% (5 Year EUR Swap + 386 bps)	4,371,155
2,910,000(d)	CaixaBank S.A., 6.037% (SOFR + 226 bps), 6/15/35 (144A)	3,006,352
6,860,000(d)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	6,983,355
3,285,000(d)	Commonwealth Bank of Australia, 5.929% (1 Year CMT Index + 132 bps), 3/14/46 (144A)	3,251,589
3,894,000	Cooperatieve Rabobank UA, 4.494%, 10/17/29	3,887,729
KZT1,210,000,000	Development Bank of Kazakhstan JSC, 10.95%, 5/6/26	2,284,925
1,520,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	1,512,089
890,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	980,630
20,785,000(d)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	21,000,318
9,350,000(d)(j)	HSBC Holdings Plc, 6.95% (5 Year CMT Index + 264 bps)	9,309,872
19,300,000(d)(j)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	16,128,327
5,760,000(d)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	6,398,736
8,015,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	9,278,092
The accompanying notes are an integral part of these financial statements.
22Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
11,355,000(d)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	$ 11,138,169
7,605,000(d)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	7,676,148
1,930,000(d)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	1,951,000
6,765,000(d)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	7,048,513
16,049,000(d)(j)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	14,239,042
27,670,000(d)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	28,340,008
5,010,000(d)(j)(k)+	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	—
12,080,000(d)	Standard Chartered Plc, 5.005% (1 Year CMT Index + 115 bps), 10/15/30 (144A)	12,059,846
4,840,000(d)	Standard Chartered Plc, 6.228% (1 Year CMT Index + 143 bps), 1/21/36 (144A)	5,031,716
2,810,000(d)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	2,824,205
6,325,000(d)	UBS Group AG, 4.194% (SOFR + 373 bps), 4/1/31 (144A)	6,097,614
4,410,000(d)(j)	UBS Group AG, 7.00% (5 Year USD Swap Rate + 308 bps) (144A)	4,343,105
4,310,000(d)(j)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 318 bps) (144A)	4,239,388
5,090,000(d)(j)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	5,808,718
23,889,000(d)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	23,472,755
9,395,000(d)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	9,914,337
3,595,000(d)(j)	Yapi ve Kredi Bankasi AS, 9.743% (5 Year CMT Index + 550 bps) (144A)	3,646,678
	Total Banks	$322,382,284

	Biotechnology — 0.1%
EUR2,405,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 2,617,128
	Total Biotechnology	$2,617,128

	Building Materials — 0.3%
6,520,000	Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29 (144A)	$ 6,460,505
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2523

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Building Materials — (continued)
2,340,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	$ 2,319,239
1,670,000	Quikrete Holdings, Inc., 6.375%, 3/1/32 (144A)	1,680,604
1,205,000	Quikrete Holdings, Inc., 6.75%, 3/1/33 (144A)	1,199,517
	Total Building Materials	$11,659,865

	Chemicals — 0.9%
3,685,000	Braskem Netherlands Finance BV, 8.00%, 10/15/34 (144A)	$ 3,528,203
EUR3,235,000	Celanese US Holdings LLC, 5.00%, 4/15/31	3,466,838
12,205,000	Celanese US Holdings LLC, 6.95%, 11/15/33	12,755,093
10,207,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	9,941,990
	Total Chemicals	$29,692,124

	Commercial Services — 0.8%
2,695,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 2,729,361
EUR1,930,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 3.625%, 6/1/28 (144A)	1,971,628
1,920,000	Ashtead Capital, Inc., 5.95%, 10/15/33 (144A)	1,947,839
6,252,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31 (144A)	6,103,012
3,300,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	3,218,646
EUR2,055,000	Belron UK Finance Plc, 4.625%, 10/15/29 (144A)	2,238,737
4,549,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	4,071,400
3,830,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	3,590,999
2,205,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	2,230,831
	Total Commercial Services	$28,102,453

The accompanying notes are an integral part of these financial statements.
24Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Computers — 0.1%
EUR1,425,000	Almaviva-The Italian Innovation Co. S.p.A., 5.00%, 10/30/30 (144A)	$ 1,556,335
1,685,000	Amentum Holdings, Inc., 7.25%, 8/1/32 (144A)	1,657,464
	Total Computers	$3,213,799

	Distribution/Wholesale — 0.0%†
1,205,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 1,236,023
	Total Distribution/Wholesale	$1,236,023

	Diversified Financial Services — 3.2%
9,300,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 8,239,370
7,750,000(d)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	7,700,425
6,950,000(d)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	5,700,913
7,490,000(d)	Capital One Financial Corp., 5.884% (SOFR + 199 bps), 7/26/35	7,562,105
2,410,000(d)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	2,404,445
9,860,000(d)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	10,305,491
6,660,000	Credito Real S.A.B de CV SOFOM ENR, 8.00%, 1/21/28	843,156
745,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	727,939
4,780,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	4,810,176
4,660,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	4,732,412
17,225,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	17,507,989
5,560,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	5,636,717
5,775,000	OneMain Finance Corp., 4.00%, 9/15/30	5,087,508
2,285,000	OneMain Finance Corp., 7.875%, 3/15/30	2,368,341
1,130,000	PennyMac Financial Services, Inc., 7.875%, 12/15/29 (144A)	1,175,540
1,315,000	Planet Financial Group LLC, 10.50%, 12/15/29 (144A)	1,319,685
8,110,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	8,300,082
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2525

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
EUR3,215,000	Sherwood Financing Plc, 4.50%, 11/15/26	$ 3,454,218
GBP5,170,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	6,628,260
3,316,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	3,197,017
	Total Diversified Financial Services	$107,701,789

	Electric — 1.2%
7,670,000(d)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 7,305,660
902,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	902,586
4,640,000	GDZ Elektrik Dagitim AS, 9.00%, 10/15/29 (144A)	4,484,229
3,344,405	Light Energia S.A., 4.375%, 6/18/26	3,136,718
6,459,733(h)	Light Servicos de Eletricidade S.A., 2.26%, 12/19/37	1,511,304
10,760,000(d)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	10,236,276
1,900,000	Vistra Operations Co. LLC, 5.70%, 12/30/34 (144A)	1,890,086
7,661,000	Vistra Operations Co. LLC, 6.00%, 4/15/34 (144A)	7,741,847
2,189,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	2,351,323
	Total Electric	$39,560,029

	Energy-Alternate Sources — 0.0%†
559,795	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 538,608
	Total Energy-Alternate Sources	$538,608

	Engineering & Construction — 0.2%
5,565,000	ASG Finance Designated Activity Co., 9.75%, 5/15/29 (144A)	$ 5,627,606
1,615,000	IHS Holding, Ltd., 5.625%, 11/29/26 (144A)	1,582,911
1,425,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	1,374,113
	Total Engineering & Construction	$8,584,630

	Entertainment — 0.9%
EUR2,115,000	Allwyn Entertainment Financing UK Plc, 7.25%, 4/30/30 (144A)	$ 2,403,950
The accompanying notes are an integral part of these financial statements.
26Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Entertainment — (continued)
5,660,000(i)	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30 (144A)	$ 5,562,404
1,435,000(i)	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.875%, 4/15/31 (144A)	1,383,322
17,100,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	15,191,315
5,300,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	4,483,909
	Total Entertainment	$29,024,900

	Environmental Control — 0.2%
5,455,000	Ambipar Lux S.a.r.l., 10.875%, 2/5/33 (144A)	$ 5,588,647
	Total Environmental Control	$5,588,647

	Food — 0.6%
5,010,000	Aragvi Finance International DAC, 11.125%, 11/20/29 (144A)	$ 5,086,547
1,685,000(h)	Chobani Holdco II LLC, 8.75% (9.50% PIK or 8.75% Cash), 10/1/29 (144A)	1,831,530
2,350,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	2,414,940
14,425,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	12,606,739
	Total Food	$21,939,756

	Forest Products & Paper — 0.1%
EUR23,000	Ahlstrom Holding 3 Oy, 3.625%, 2/4/28 (144A)	$ 24,248
EUR4,000,000	Fedrigoni S.p.A., 6.125%, 6/15/31 (144A)	4,219,605
	Total Forest Products & Paper	$4,243,853

	Gas — 0.4%
13,550,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 13,883,648
	Total Gas	$13,883,648

	Healthcare-Products — 0.1%
4,475,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	$ 4,549,424
	Total Healthcare-Products	$4,549,424

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2527

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Healthcare-Services — 1.0%
7,170,800	Auna S.A., 10.00%, 12/15/29 (144A)	$ 7,767,661
EUR6,850,000	CAB SELAS, 3.375%, 2/1/28 (144A)	6,952,677
10,575,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	9,977,019
EUR2,440,000	RAY Financing LLC, 6.50%, 7/15/31 (144A)	2,701,033
7,900,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	7,877,230
	Total Healthcare-Services	$35,275,620

	Insurance — 2.3%
3,800,000(d)	Allianz SE, 5.60% (5 Year CMT Index + 277 bps), 9/3/54 (144A)	$ 3,734,518
10,720,000	CNO Financial Group, Inc., 6.45%, 6/15/34	11,179,185
9,880,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	8,892,000
13,080,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	10,607,128
6,810,000(d)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	6,951,717
16,165,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	18,348,653
17,015,000(d)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	16,955,172
	Total Insurance	$76,668,373

	Internet — 0.3%
5,540,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 5,363,043
EUR3,257,000	United Group BV, 5.25%, 2/1/30 (144A)	3,442,553
	Total Internet	$8,805,596

	Iron & Steel — 0.4%
3,185,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 3,056,224
6,340,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	6,083,451
The accompanying notes are an integral part of these financial statements.
28Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Iron & Steel — (continued)
920,000	Cleveland-Cliffs, Inc., 7.50%, 9/15/31 (144A)	$ 898,220
2,675,000	Metinvest BV, 7.65%, 10/1/27 (144A)	2,269,181
	Total Iron & Steel	$12,307,076

	Leisure Time — 0.3%
EUR6,280,000	Carnival Corp., 5.75%, 1/15/30 (144A)	$ 7,181,021
870,000	Carnival Corp., 6.00%, 5/1/29 (144A)	863,907
2,000,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	2,052,869
	Total Leisure Time	$10,097,797

	Lodging — 0.9%
1,720,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 1,723,605
10,075,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	10,267,832
3,125,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29 (144A)	2,928,685
3,360,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	3,329,316
3,980,000	Hyatt Hotels Corp., 5.75%, 3/30/32	4,001,397
5,345,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	5,319,448
EUR2,445,000	Motel One GmbH/Muenchen, 7.75%, 4/2/31 (144A)	2,825,089
	Total Lodging	$30,395,372

	Machinery-Diversified — 0.1%
EUR4,025,000(a)	Mangrove Luxco III S.a.r.l., 7.785% (3 Month EURIBOR + 500 bps), 7/15/29 (144A)	$ 4,391,272
	Total Machinery-Diversified	$4,391,272

	Media — 0.6%
3,910,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 3,334,615
6,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	5,564,649
6,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	3,017,153
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2529

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Media — (continued)
3,765,000	Gray Media, Inc., 10.50%, 7/15/29 (144A)	$ 3,922,566
4,205,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	3,653,825
	Total Media	$19,492,808

	Mining — 1.3%
4,776,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 4,407,790
11,678,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	11,078,547
1,840,000	First Quantum Minerals, Ltd., 8.00%, 3/1/33 (144A)	1,864,391
10,725,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	10,979,344
2,200,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	2,313,621
11,990,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	11,708,140
2,485,000	Novelis, Inc., 6.875%, 1/30/30 (144A)	2,520,161
	Total Mining	$44,871,994

	Miscellaneous Manufacturing — 0.2%
5,220,000	Amsted Industries, Inc., 6.375%, 3/15/33 (144A)	$ 5,192,307
1,215,000	Axon Enterprise, Inc., 6.125%, 3/15/30 (144A)	1,226,208
1,080,000	Axon Enterprise, Inc., 6.25%, 3/15/33 (144A)	1,091,110
	Total Miscellaneous Manufacturing	$7,509,625

	Multi-National — 0.7%
8,430,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 7,671,300
TRY944,110,000(g)	European Bank for Reconstruction & Development, 7/11/36	1,412,402
INR512,000,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	5,926,946
INR435,400,000(a)	International Bank for Reconstruction & Development, 6.50%, 4/17/30	5,039,530
KZT1,339,000,000(a)	International Bank for Reconstruction & Development, 10.00%, 9/16/26	2,444,374
	Total Multi-National	$22,494,552

	Oil & Gas — 4.9%
3,585,000	3R Lux S.a.r.l., 9.75%, 2/5/31 (144A)	$ 3,739,693
14,475,000	Aker BP ASA, 6.00%, 6/13/33 (144A)	14,760,981
The accompanying notes are an integral part of these financial statements.
30Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Oil & Gas — (continued)
5,649,000	APA Corp., 6.75%, 2/15/55 (144A)	$ 5,525,619
1,300,000	Azule Energy Finance Plc, 8.125%, 1/23/30 (144A)	1,301,625
3,170,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	3,049,041
5,785,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	5,874,512
31,310,000(d)(j)	BP Capital Markets Plc, 6.125% (5 Year CMT Index + 192 bps)	30,812,133
5,613,000	Energean Israel Finance, Ltd., 5.875%, 3/30/31 (144A)	5,149,927
4,000,000	Energean Plc, 6.50%, 4/30/27 (144A)	3,925,000
7,930,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	7,458,020
23,191,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	22,147,338
5,050,000	Long Ridge Energy LLC, 8.75%, 2/15/32 (144A)	4,878,443
7,420,407	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	6,116,233
3,570,000	Noble Finance II LLC, 8.00%, 4/15/30 (144A)	3,567,901
4,435,000	Petroleos Mexicanos, 6.70%, 2/16/32	3,896,940
8,381,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	7,819,262
5,375,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	5,253,928
1,230,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	1,195,171
5,235,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	4,793,297
5,380,000	Valero Energy Corp., 5.15%, 2/15/30	5,426,973
3,566,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	3,492,041
5,060,000	Vista Energy Argentina SAU, 7.625%, 12/10/35 (144A)	4,923,380
5,324,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	5,175,846
4,404,000	YPF S.A., 6.95%, 7/21/27 (144A)	4,373,094
	Total Oil & Gas	$164,656,398

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2531

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas Services — 0.2%
3,350,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 3,363,159
3,000,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	3,051,207
	Total Oil & Gas Services	$6,414,366

	Pharmaceuticals — 0.9%
3,405,000	Bausch Health Cos., Inc., 6.125%, 2/1/27 (144A)	$ 3,452,670
2,875,000(i)	Bausch Health Cos., Inc., 10.00%, 4/15/32 (144A)	2,857,355
2,424,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
EUR2,600,000	Rossini S.a.r.l., 6.75%, 12/31/29 (144A)	2,934,729
EUR19,054,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	20,581,828
1,328,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	1,297,539
7,025,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$31,124,121

	Pipelines — 2.0%
4,115,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	$ 4,065,688
3,425,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	3,440,988
5,520,000(d)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	5,570,111
5,520,000(d)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	5,667,066
6,338,000(d)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	6,980,686
10,589,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	9,594,007
3,862,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,593,258
1,545,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	1,551,979
3,845,000(d)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	3,890,075
9,271,000(d)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	9,405,012
The accompanying notes are an integral part of these financial statements.
32Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Pipelines — (continued)
5,730,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	$ 5,847,820
5,145,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	5,218,476
1,540,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,651,359
	Total Pipelines	$66,476,525

	Real Estate — 0.1%
4,050,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 3,622,377
	Total Real Estate	$3,622,377

	REITS — 0.6%
2,425,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 2,367,770
640,000	Highwoods Realty LP, 2.60%, 2/1/31	542,897
610,000	Highwoods Realty LP, 3.05%, 2/15/30	544,774
16,561,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	11,039,359
2,975,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	2,672,137
3,598,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	3,822,126
	Total REITS	$20,989,063

	Retail — 0.6%
12,900,000	Darden Restaurants, Inc., 6.30%, 10/10/33	$ 13,670,006
EUR4,500,000	Food Service Project S.A., 5.50%, 1/21/27 (144A)	4,843,954
3,805,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	3,570,600
	Total Retail	$22,084,560

	Semiconductors — 0.7%
3,279,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	$ 3,286,794
8,134,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	8,425,040
10,114,000	Foundry JV Holdco LLC, 6.15%, 1/25/32 (144A)	10,514,674
	Total Semiconductors	$22,226,508

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2533

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Software — 0.2%
EUR5,435,000(a)	TeamSystem S.p.A., 6.285% (3 Month EURIBOR + 350 bps), 7/31/31 (144A)	$ 5,884,212
	Total Software	$5,884,212

	Telecommunications — 1.6%
475,000	Altice France S.A., 5.125%, 1/15/29 (144A)	$ 373,162
1,835,000	Altice France S.A., 5.125%, 7/15/29 (144A)	1,437,416
9,874,000	Altice France S.A., 5.50%, 1/15/28 (144A)	7,888,988
EUR2,785,000	Iliad Holding SASU, 5.375%, 4/15/30 (144A)	3,025,032
EUR3,000,000	Iliad Holding SASU, 6.875%, 4/15/31 (144A)	3,414,075
1,580,000	Iliad Holding SASU, 8.50%, 4/15/31 (144A)	1,657,044
EUR6,915,000	Lorca Telecom Bondco S.A., 4.00%, 9/18/27 (144A)	7,462,796
2,225,000	Millicom International Cellular S.A., 7.375%, 4/2/32 (144A)	2,250,031
18,125,000	Total Play Telecomunicaciones S.A. de CV, 11.125%, 12/31/32 (144A)	16,582,336
6,545,000	Turkcell Iletisim Hizmetleri AS, 7.65%, 1/24/32 (144A)	6,613,264
EUR2,400,000	Zegona Finance Plc, 6.75%, 7/15/29 (144A)	2,737,852
2,100,000	Zegona Finance Plc, 8.625%, 7/15/29 (144A)	2,224,163
	Total Telecommunications	$55,666,159

	Transportation — 0.3%
4,910,000	Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31 (144A)	$ 4,389,803
2,785,000	Simpar Europe S.A., 5.20%, 1/26/31 (144A)	2,197,518
2,590,000	Star Leasing Co. LLC, 7.625%, 2/15/30 (144A)	2,489,239
	Total Transportation	$9,076,560

	Total Corporate Bonds (Cost $1,557,900,459)	$1,541,591,996

	Insurance-Linked Securities — 3.7% of Net Assets#
	Event Linked Bonds — 2.1%
	Earthquakes – U.S. — 0.1%
500,000(a)	Acorn Re, 7.392%, (1 Month U.S. Treasury Bill + 310 bps), 11/7/25 (144A)	$ 500,250
500,000(a)	Acorn Re, 7.392%, (1 Month U.S. Treasury Bill + 310 bps), 11/5/27 (144A)	500,200
The accompanying notes are an integral part of these financial statements.
34Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Earthquakes – U.S. — (continued)
500,000(a)	Ursa Re, 9.792%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 507,950
500,000(a)	Veraison Re, 11.206%, (1 Month U.S. Treasury Bill + 691 bps), 3/9/26 (144A)	517,650
		$2,026,050

	Flood – U.S. — 0.0%†
1,000,000(a)	FloodSmart Re, 18.282%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	$ 1,029,600
	Health – U.S. — 0.2%
2,000,000(a)	Vitality Re XIII, 6.282%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 2,004,400
4,000,000(a)	Vitality Re XIV, 7.792%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	4,109,600
400,000(a)	Vitality Re XIV, 8.792%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	415,040
		$6,529,040

	Multiperil – Canada — 0.0%†
CAD500,000(a)	MMIFS Re, 5.782%, (CAONINDX + 282 bps), 1/10/28 (144A)	$ 345,922
	Multiperil – U.S. — 0.8%
500,000(a)	Aquila Re, 9.782%, (3 Month U.S. Treasury Bill + 550 bps), 6/7/27 (144A)	$ 508,450
250,000(a)	Bonanza Re, 8.042%, (3 Month U.S. Treasury Bill + 375 bps), 12/19/27 (144A)	247,700
1,000,000(a)	Bonanza Re, 9.792%, (3 Month U.S. Treasury Bill + 550 bps), 12/19/27 (144A)	1,008,000
250,000(a)	Four Lakes Re, 9.792%, (3 Month U.S. Treasury Bill + 550 bps), 1/7/28 (144A)	247,825
250,000(a)	Four Lakes Re, 10.042%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	252,600
250,000(a)	Four Lakes Re, 12.542%, (3 Month U.S. Treasury Bill + 825 bps), 1/7/28 (144A)	247,075
750,000(a)	Fuchsia 2024-1 , 9.292%, (3 Month U.S. Treasury Bill + 500 bps), 4/6/28 (144A)	747,675
500,000(a)	Herbie Re, 11.542%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	503,200
2,500,000(a)	High Point Re, 10.042%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	2,522,750
500,000(a)	Merna Re II, 11.542%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	522,900
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2535

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
1,000,000(a)	Merna Re II, 12.792%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	$ 1,021,300
850,000(a)	Mystic Re, 16.282%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	889,440
2,900,000(a)	Mystic Re IV, 13.452%, (3 Month U.S. Treasury Bill + 917 bps), 1/8/26 (144A)	3,006,430
750,000(a)	Residential Re, 9.542%, (3 Month U.S. Treasury Bill + 525 bps), 12/6/28 (144A)	757,275
750,000(a)	Residential Re, 10.212%, (3 Month U.S. Treasury Bill + 592 bps), 12/6/27 (144A)	775,950
750,000(a)	Residential Re, 11.292%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/28 (144A)	769,125
1,500,000(a)	Residential Re, 11.982%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	1,564,500
1,500,000(a)	Residential Re, 12.702%, (1 Month U.S. Treasury Bill + 842 bps), 12/6/27 (144A)	1,581,300
1,500,000(a)	Sanders Re, 8.282%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	1,471,800
2,000,000(a)	Sanders Re, 9.532%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	1,984,800
750,000(a)	Sanders Re, 10.042%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	778,800
2,250,000(a)	Sanders Re II, 7.292%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	2,238,750
600,000(a)	Sanders RE II, 8.292%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/28 (144A)	599,970
600,000(a)	Sanders RE II, 8.542%, (3 Month U.S. Treasury Bill + 425 bps), 4/8/30 (144A)	599,949
600,000(a)	Sanders RE II, 8.792%, (3 Month U.S. Treasury Bill + 450 bps), 4/7/28 (144A)	599,952
600,000(a)	Sanders RE II, 9.032%, (3 Month U.S. Treasury Bill + 475 bps), 4/8/30 (144A)	599,947
250,000(a)	Sanders Re III, 9.832%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	257,400
750,000(a)	Sanders Re III, 10.562%, (3 Month U.S. Treasury Bill + 627 bps), 4/7/27 (144A)	777,975
		$27,082,838

The accompanying notes are an integral part of these financial statements.
36Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Atlas Re, 16.86%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 837,225
250,000(a)	Easton Re, 11.792%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	256,200
500,000(a)	Galileo Re, 11.292%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	503,250
1,000,000(a)	Galileo Re, 11.292%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	1,041,000
250,000(a)	Matterhorn Re, 10.109%, (SOFR + 575 bps), 12/8/25 (144A)	245,325
800,000(a)	Mona Lisa Re, 16.792%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	827,920
500,000(a)	Northshore Re II, 12.292%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	498,500
		$4,209,420

	Multiperil – U.S. Regional — 0.2%
750,000(a)	Aquila Re, 12.552%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	$ 776,850
1,000,000(a)	Kilimanjaro III Re, 10.132%, (3 Month U.S. Treasury Bill + 585 bps), 6/25/25 (144A)	1,000,500
1,000,000(a)	Locke Tavern Re, 9.074%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	1,012,800
2,500,000(a)	Long Point Re IV, 8.542%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	2,524,000
		$5,314,150

	Multiperil – Worldwide — 0.1%
1,250,000(a)	Atlas Capital, 12.074%, (SOFR + 772 bps), 6/5/26 (144A)	$ 1,306,125
500,000(a)	Cat Re 2001, 17.332%, (3 Month U.S. Treasury Bill + 1,304 bps), 1/8/27 (144A)	521,650
1,000,000(a)	Kendall Re, 10.532%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	1,044,100
250,000(a)	Silk Road Re, 10.269%, (1 Month U.S. Treasury Bill + 600 bps), 1/10/28 (144A)	248,750
		$3,120,625

	Windstorm – Florida — 0.1%
500,000(a)	Integrity Re, 11.122%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 50,000
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2537

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
750,000(a)	Integrity RE III, 12.292%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/28 (144A)	$ 747,750
750,000(a)	Integrity RE III, 14.042%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/28 (144A)	747,525
250,000(a)	Marlon Re, 11.292%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	257,175
500,000(a)	Merna Re II, 13.042%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	517,200
500,000(a)	Purple Re, 13.292%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	527,700
		$2,847,350

	Windstorm – Japan — 0.0%†
1,250,000(a)	Black Kite Re, 11.089%, (3 Month U.S. Treasury Bill + 682 bps), 6/9/25 (144A)	$ 1,258,500
	Windstorm – Massachusetts — 0.0%†
750,000(a)	Mayflower Re, 4.50%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 767,250
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 16.558%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 265,125
250,000(a)	International Bank for Reconstruction & Development, 18.059%, (SOFR + 1,372 bps), 4/24/28 (144A)	256,000
		$521,125

	Windstorm – North Carolina — 0.1%
500,000(a)	Blue Ridge Re, 9.542%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 510,500
1,250,000(a)	Blue Ridge Re, 12.292%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	1,286,500
1,750,000(a)	Cape Lookout Re, 11.192%, (1 Month U.S. Treasury Bill + 690 bps), 3/13/32 (144A)	1,747,375
		$3,544,375

	Windstorm – Texas — 0.1%
500,000(a)	Alamo Re, 10.282%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 518,100
The accompanying notes are an integral part of these financial statements.
38Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Windstorm – Texas — (continued)
1,500,000(a)	Alamo Re, 11.814%, (1 Month U.S. Treasury Bill + 752 bps), 6/7/25 (144A)	$ 1,515,000
250,000(a)	Alamo Re, 12.032%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	262,000
		$2,295,100

	Windstorm – U.S. — 0.2%
1,000,000(a)	Alamo Re, 12.684%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	$ 1,035,000
250,000(a)	Bonanza Re, 12.742%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	255,300
1,000,000(a)	Cape Lookout Re, 12.712%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	1,029,000
500,000(a)	Gateway Re, 13.562%, (1 Month U.S. Treasury Bill + 928 bps), 5/12/25 (144A)	500,650
500,000(a)	Gateway Re, 18.252%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	525,200
250,000(a)	Gateway Re II, 13.192%, (3 Month U.S. Treasury Bill + 890 bps), 4/27/26 (144A)	259,000
2,500,000(a)	Queen Street Re, 11.792%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	2,540,000
		$6,144,150

	Windstorm – U.S. Multistate — 0.0%†
250,000(a)	Gateway Re, 9.792%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	$ 249,625
	Windstorm – U.S. Regional — 0.0%†
750,000(a)	Commonwealth Re, 8.045%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	$ 754,125
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2539

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Winterstorm – Florida — 0.1%
1,250,000(a)	Integrity Re, 17.152%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 1,272,500
1,000,000(a)	Lightning Re, 15.292%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	1,044,700
		$2,317,200

	Total Event Linked Bonds	$70,356,445

Face Amount USD ($)
	Collateralized Reinsurance — 0.6%
	Earthquakes – California — 0.0%†
1,030,000(c)(l)+	Adare Re 2025, 9/30/30	$ 1,043,078
	Multiperil – Massachusetts — 0.0%†
400,000(c)(l)+	Portsalon Re 2022, 5/31/28	$ 366,768
	Multiperil – U.S. — 0.3%
1,506,560(l)+	Ballybunion Re 2022, 12/31/27	$ —
1,000,000(c)(l)+	Cheltenham-PI0051 Re 2024, 5/31/30	1,015,348
9,326,910(c)(l)+	PI0047 2024-1, 12/31/29	9,889,827
		$10,905,175

	Multiperil – Worldwide — 0.3%
5,000,000(c)(l)+	Gamboge Re, 3/31/30	$ 5,234,216
750,000(c)(l)+	Merion Re 2025-1, 12/31/30	672,720
250,000(c)(l)+	Old Head Re 2025, 12/31/30	205,225
1,000,000(c)(l)+	Phoenix 3 Re, 1/4/39	1,089,100
750,000(c)(l)+	Pine Valley Re 2025, 12/31/29	664,657
300,000(l)+	Walton Health Re 2019, 6/30/25	413
2,000,000(c)(l)+	Walton Health Re 2022, 12/15/27	291,507
		$8,157,838

	Windstorm – North Carolina — 0.0%†
1,750,000(l)+	Mangrove Risk Solutions, 4/30/30	$ 28,875
500,000(l)+	Mangrove Risk Solutions, 4/30/30	5,350
250,000(l)+	Mangrove Risk Solutions, 4/30/30	1,625
		$35,850

The accompanying notes are an integral part of these financial statements.
40Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Face Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.0%†
1,500,000(c)(l)+	Oakmont Re 2024, 4/1/30	$ 38,488
	Total Collateralized Reinsurance	$20,547,197

	Reinsurance Sidecars — 1.0%
	Multiperil – U.S. — 0.0%†
3,000,000(c)(m)+	Harambee Re 2018, 12/31/25	$ 2,700
5,000,000(m)+	Harambee Re 2019, 12/31/25	—
3,000,000(c)(m)+	Harambee Re 2020, 12/31/25	—
		$2,700

	Multiperil – Worldwide — 1.0%
250,000(m)+	Alturas Re 2020-3, 9/30/25	$ —
236,951(m)+	Alturas Re 2021-3, 7/31/25	10,876
2,318,301(m)+	Alturas Re 2022-2, 12/31/27	123,102
1,000,000(c)(l)+	Banbury-PI0050 Re 2024, 3/31/30	1,081,498
4,000,000(c)(l)+	Bantry Re 2025, 12/31/30	3,664,481
2,000,000(c)(l)+	Berwick Re 2020-1, 12/31/25	—
2,000,000(c)(l)+	Berwick Re 2025, 12/31/30	1,824,427
1,000,000(c)(l)+	Clearwater Re 2025, 12/31/30	992,012
880,000(c)(l)+	Eden Re II, 3/20/26 (144A)	31,337
524,241(c)(l)+	Eden Re II, 3/21/26 (144A)	94,783
30,000(l)+	Eden Re II, 3/19/27 (144A)	96,435
29,000(c)(l)+	Eden Re II, 3/17/28 (144A)	390,579
2,800,000(c)(l)+	Eden Re II, 3/19/30 (144A)	2,569,280
1,250,000(c)(l)+	Gleneagles Re 2021, 12/31/25	125
1,250,000(c)(l)+	Gleneagles Re 2022, 12/31/27	187,500
4,000,000(c)(l)+	Gullane Re 2025, 12/31/30	3,181,012
2,545,246(c)(m)+	Lorenz Re 2019, 6/30/25	18,580
6,551,154(c)(l)+	Merion Re 2022-2, 12/31/27	5,532,925
2,500,000(c)(l)+	Pangaea Re 2024-3, 7/1/28	2,656,716
2,000,000(c)(l)+	Pangaea Re 2025-1, 12/31/30	1,716,063
5,162(c)(l)+	Sector Re V, 12/1/28 (144A)	115,077
3,226(c)(l)+	Sector Re V, 12/1/28 (144A)	71,917
4,400,000(c)(l)+	Sector Re V, 12/1/29 (144A)	4,470,334
1,000,000(l)+	Sussex Re 2021-1, 12/31/25	—
4,000,000(c)(m)+	Thopas Re 2020, 12/31/25	800
5,000,000(m)+	Thopas Re 2021, 12/31/25	46,500
3,000,000(m)+	Thopas Re 2022, 12/31/27	—
3,192,294(m)+	Thopas Re 2023, 12/31/28	2,873
3,192,294(c)(m)+	Thopas Re 2024, 12/31/29	29,369
3,000,000(c)(l)+	Thopas Re 2025, 12/31/30	2,670,600
2,818,951(m)+	Torricelli Re 2021, 7/31/25	16,914
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2541

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
3,000,000(m)+	Torricelli Re 2022, 6/30/28	$ 8,400
3,250,000(m)+	Torricelli Re 2023, 6/30/29	44,850
3,000,000(c)(m)+	Torricelli Re 2024, 6/30/30	3,036,909
1,250,000(c)(m)+	Viribus Re 2018, 12/31/25	—
3,650,000(m)+	Viribus Re 2019, 12/31/25	—
4,139,570(c)(m)+	Viribus Re 2020, 12/31/25	127,085
2,500,000(c)(m)+	Viribus Re 2022, 12/31/27	31,000
1,500,000(m)+	Viribus Re 2023, 12/31/28	450
250,000(c)(m)+	Viribus Re 2024, 12/31/29	49,100
		$34,893,909

	Total Reinsurance Sidecars	$34,896,609

	Total Insurance-Linked Securities (Cost $123,071,490)	$125,800,251

Principal Amount USD ($)
	Foreign Government Bonds — 3.6% of Net Assets
	Angola — 0.2%
6,420,000	Angolan Government International Bond, 8.750%, 4/14/32 (144A)	$ 5,521,547
	Total Angola	$5,521,547

	Argentina — 0.2%
316,692	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 245,436
5,955,800(e)	Argentine Republic Government International Bond, 4.125%, 7/9/35	3,721,339
3,407,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	3,381,447
	Total Argentina	$7,348,222

	Colombia — 0.5%
4,800,000	Colombia Government International Bond, 3.125%, 4/15/31	$ 3,876,480
12,405,000	Colombia Government International Bond, 7.750%, 11/7/36	12,043,022
	Total Colombia	$15,919,502

The accompanying notes are an integral part of these financial statements.
42Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	Egypt — 0.3%
2,520,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	$ 2,066,400
5,560,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)	4,683,149
6,100,000	Egypt Government International Bond, 7.300%, 9/30/33 (144A)	5,026,217
	Total Egypt	$11,775,766

	El Salvador — 0.0%†
1,250,000	El Salvador Government International Bond, 9.650%, 11/21/54 (144A)	$ 1,252,154
	Total El Salvador	$1,252,154

	Ghana — 0.1%
168,432(g)	Ghana Government International Bond, 0.000%, 7/3/26 (144A)	$ 158,073
403,019(g)	Ghana Government International Bond, 0.000%, 1/3/30 (144A)	310,576
1,698,356(e)	Ghana Government International Bond, 5.000%, 7/3/29 (144A)	1,484,873
2,442,264(e)	Ghana Government International Bond, 5.000%, 7/3/35 (144A)	1,740,846
	Total Ghana	$3,694,368

	Indonesia — 0.4%
IDR219,632,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 13,024,602
	Total Indonesia	$13,024,602

	Ivory Coast — 0.4%
EUR8,965,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 8,554,827
EUR3,270,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	3,314,860
2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	2,223,750
	Total Ivory Coast	$14,093,437

	Romania — 0.3%
EUR6,320,000	Romanian Government International Bond, 5.250%, 5/30/32 (144A)	$ 6,582,208
EUR4,515,000	Romanian Government International Bond, 5.625%, 5/30/37 (144A)	4,461,504
	Total Romania	$11,043,712

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2543

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Serbia — 0.2%
EUR6,600,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 5,210,429
	Total Serbia	$5,210,429

	South Africa — 0.3%
12,195,000	Republic of South Africa Government International Bond, 5.875%, 4/20/32	$ 11,589,043
	Total South Africa	$11,589,043

	Supranational — 0.2%
INR581,000,000(a)	International Bank for Reconstruction & Development, 6.850%, 4/24/28	$ 6,837,613
	Total Supranational	$6,837,613

	Turkey — 0.2%
TRY268,967,000	Turkiye Government Bond, 30.000%, 9/12/29	$ 6,246,323
	Total Turkey	$6,246,323

	Ukraine — 0.2%
370,029(e)	Ukraine Government International Bond, 0.000%, 2/1/30 (144A)	$ 191,786
1,382,741(e)	Ukraine Government International Bond, 0.000%, 2/1/34 (144A)	547,047
1,168,514(e)	Ukraine Government International Bond, 0.000%, 2/1/35 (144A)	642,683
973,762(e)	Ukraine Government International Bond, 0.000%, 2/1/36 (144A)	555,397
1,466,437(e)	Ukraine Government International Bond, 1.750%, 2/1/34 (144A)	784,896
2,370,899(e)	Ukraine Government International Bond, 1.750%, 2/1/35 (144A)	1,245,670
2,936,660(e)	Ukraine Government International Bond, 1.750%, 2/1/36 (144A)	1,514,886
	Total Ukraine	$5,482,365

	Uruguay — 0.1%
UYU190,614,000	Uruguay Government International Bond, 9.750%, 7/20/33	$ 4,563,520
	Total Uruguay	$4,563,520

	Total Foreign Government Bonds (Cost $135,941,861)	$123,602,603

The accompanying notes are an integral part of these financial statements.
44Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 21.9% of Net Assets
17,474,232	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 14,357,403
146,626	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	125,221
1,223,133	Federal Home Loan Mortgage Corp., 2.000%, 2/1/51	973,277
801,023	Federal Home Loan Mortgage Corp., 2.000%, 4/1/51	637,009
1,175,118	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	934,505
18,542,362	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	15,640,027
104,676	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	93,861
27,534	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	25,031
2,066,127	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,878,709
163,588	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	148,364
1,302,306	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,187,690
1,518,586	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,460,565
543,495	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	513,730
161,181	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	151,678
99,165	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	92,784
88,925	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	82,980
110,195	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	103,503
478,611	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	472,755
1,382,595	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	1,396,473
809	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	817
217,549	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	219,453
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2545

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,410,532	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	$ 1,396,767
112,614	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	110,566
29,211	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	28,691
108,819	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	107,094
301,391	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	296,806
584,214	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	595,340
1,728,109	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	1,753,324
284,750	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	288,510
454,652	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	457,701
147,926	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	148,799
1,038,250	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,046,842
30,555,429	Federal Home Loan Mortgage Corp., 5.500%, 8/1/53	30,550,814
18,630,785	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	18,618,377
99,446	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	100,286
11,334	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	11,527
1,252	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	1,274
8,920	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	9,071
13,400	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	13,838
41,306	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	42,441
15,896	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	16,447
1,394	Federal Home Loan Mortgage Corp., 6.000%, 10/1/37	1,447
The accompanying notes are an integral part of these financial statements.
46Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
33,980	Federal Home Loan Mortgage Corp., 6.000%, 12/1/37	$ 35,473
537,406	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	553,558
581,844	Federal Home Loan Mortgage Corp., 6.000%, 2/1/53	593,655
295,796	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	305,748
215,931	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	221,786
165,209	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	171,126
176,241	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	180,200
91,205	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	92,856
160,770	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	164,810
586,225	Federal Home Loan Mortgage Corp., 6.000%, 5/1/53	598,635
350,954	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	356,959
22,531,099	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	22,907,938
149,982	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	155,520
150,109	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	154,505
449,491	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	460,821
210,810	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	214,915
327,489	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	336,011
198,846	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	203,256
5,790,284	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	5,888,915
1,652,039	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,679,097
1,536,276	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,562,312
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2547

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,714,636	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	$ 1,756,318
504,464	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	523,459
645,964	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	667,778
1,334	Federal Home Loan Mortgage Corp., 6.500%, 9/1/32	1,377
168,946	Federal Home Loan Mortgage Corp., 6.500%, 1/1/43	174,504
646,655	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	675,720
4,222,690	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	4,453,276
155,473	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	162,646
146,189	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	152,363
149,363	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	154,862
650,554	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	674,645
33,435,780	Federal National Mortgage Association, 1.500%, 3/1/42	27,471,876
9,247,562	Federal National Mortgage Association, 2.000%, 12/1/41	7,883,074
491,538	Federal National Mortgage Association, 2.000%, 2/1/42	418,855
165,684	Federal National Mortgage Association, 2.000%, 2/1/42	141,080
539,341	Federal National Mortgage Association, 2.000%, 11/1/50	437,774
274,599	Federal National Mortgage Association, 2.000%, 1/1/51	223,968
4,885,018	Federal National Mortgage Association, 2.000%, 11/1/51	3,962,239
3,390,707	Federal National Mortgage Association, 2.000%, 3/1/52	2,696,438
12,900,000	Federal National Mortgage Association, 2.000%, 4/1/55 (TBA)	10,250,051
215,658	Federal National Mortgage Association, 2.500%, 9/1/50	183,590
The accompanying notes are an integral part of these financial statements.
48Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
172,684	Federal National Mortgage Association, 2.500%, 10/1/50	$ 147,700
19,897,449	Federal National Mortgage Association, 2.500%, 5/1/51	16,849,356
548,555	Federal National Mortgage Association, 2.500%, 5/1/51	465,489
7,021,844	Federal National Mortgage Association, 2.500%, 11/1/51	5,967,601
16,614,960	Federal National Mortgage Association, 2.500%, 1/1/52	13,980,401
1,222,722	Federal National Mortgage Association, 2.500%, 2/1/52	1,033,869
310,612	Federal National Mortgage Association, 2.500%, 4/1/52	262,064
14,000,000	Federal National Mortgage Association, 2.500%, 4/1/55 (TBA)	11,640,101
17,856	Federal National Mortgage Association, 3.000%, 5/1/46	16,014
47,266	Federal National Mortgage Association, 3.000%, 10/1/46	42,155
150,368	Federal National Mortgage Association, 3.000%, 11/1/46	133,804
86,358	Federal National Mortgage Association, 3.000%, 11/1/46	76,485
30,695	Federal National Mortgage Association, 3.000%, 1/1/47	27,377
32,372	Federal National Mortgage Association, 3.000%, 3/1/47	28,990
409,188	Federal National Mortgage Association, 3.000%, 3/1/47	362,398
1,365,767	Federal National Mortgage Association, 3.000%, 3/1/47	1,224,131
882,375	Federal National Mortgage Association, 3.000%, 4/1/47	790,196
1,607,536	Federal National Mortgage Association, 3.000%, 5/1/48	1,426,013
9,392,718	Federal National Mortgage Association, 3.000%, 1/1/52	8,259,848
12,774,331	Federal National Mortgage Association, 3.000%, 3/1/52	11,288,907
29,000,000	Federal National Mortgage Association, 3.000%, 4/1/55 (TBA)	25,130,331
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2549

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,785,996	Federal National Mortgage Association, 3.000%, 2/1/57	$ 2,353,010
598,487	Federal National Mortgage Association, 3.500%, 1/1/48	550,583
1,035,143	Federal National Mortgage Association, 3.500%, 5/1/49	959,267
2,507,465	Federal National Mortgage Association, 3.500%, 3/1/52	2,292,725
4,646,709	Federal National Mortgage Association, 3.500%, 3/1/52	4,226,125
450,151	Federal National Mortgage Association, 3.500%, 4/1/52	408,287
2,102,887	Federal National Mortgage Association, 3.500%, 4/1/52	1,909,301
821,818	Federal National Mortgage Association, 3.500%, 4/1/52	749,537
3,213,156	Federal National Mortgage Association, 3.500%, 5/1/52	2,921,815
421,389	Federal National Mortgage Association, 3.500%, 5/1/52	386,490
3,214,679	Federal National Mortgage Association, 3.500%, 6/1/52	2,929,299
30,000,000	Federal National Mortgage Association, 3.500%, 4/1/55 (TBA)	27,054,048
1,216,462	Federal National Mortgage Association, 3.500%, 9/1/55	1,115,657
6,138,783	Federal National Mortgage Association, 3.500%, 8/1/58	5,522,881
2,051	Federal National Mortgage Association, 4.000%, 12/1/30	2,031
3,031,639	Federal National Mortgage Association, 4.000%, 10/1/40	2,917,303
1,195,764	Federal National Mortgage Association, 4.000%, 12/1/40	1,150,914
10,256	Federal National Mortgage Association, 4.000%, 12/1/41	9,865
51,483	Federal National Mortgage Association, 4.000%, 7/1/42	49,444
6,571,651	Federal National Mortgage Association, 4.000%, 4/1/44	6,319,866
42,859	Federal National Mortgage Association, 4.000%, 6/1/44	40,967
The accompanying notes are an integral part of these financial statements.
50Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
16,600	Federal National Mortgage Association, 4.000%, 6/1/45	$ 15,958
99,787	Federal National Mortgage Association, 4.000%, 7/1/45	94,578
22,740	Federal National Mortgage Association, 4.000%, 5/1/51	21,281
3,225,650	Federal National Mortgage Association, 4.000%, 7/1/51	3,034,979
69,819	Federal National Mortgage Association, 4.000%, 8/1/51	65,169
1,036,196	Federal National Mortgage Association, 4.000%, 9/1/51	974,878
160,145	Federal National Mortgage Association, 4.000%, 6/1/52	149,737
2,721,011	Federal National Mortgage Association, 4.500%, 9/1/43	2,687,754
1,870,271	Federal National Mortgage Association, 4.500%, 1/1/44	1,846,985
213,761	Federal National Mortgage Association, 4.500%, 1/1/47	208,765
632,010	Federal National Mortgage Association, 4.500%, 2/1/47	618,782
28,335	Federal National Mortgage Association, 4.500%, 8/1/54	27,108
8,000,000	Federal National Mortgage Association, 4.500%, 4/1/55 (TBA)	7,651,739
658,975	Federal National Mortgage Association, 5.000%, 6/1/35	663,140
205,397	Federal National Mortgage Association, 5.000%, 7/1/35	206,938
535,936	Federal National Mortgage Association, 5.000%, 7/1/35	539,324
189,247	Federal National Mortgage Association, 5.000%, 8/1/35	190,490
252,531	Federal National Mortgage Association, 5.000%, 1/1/39	253,625
74,748	Federal National Mortgage Association, 5.000%, 7/1/41	75,403
1,724,231	Federal National Mortgage Association, 5.000%, 9/1/43	1,731,556
6,955,933	Federal National Mortgage Association, 5.000%, 12/1/44	7,016,957
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2551

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,920,020	Federal National Mortgage Association, 5.000%, 8/1/52	$ 3,863,267
235,541	Federal National Mortgage Association, 5.000%, 2/1/53	232,221
379,233	Federal National Mortgage Association, 5.000%, 2/1/53	373,456
499,758	Federal National Mortgage Association, 5.000%, 2/1/53	491,806
953,352	Federal National Mortgage Association, 5.000%, 4/1/53	938,849
125,160	Federal National Mortgage Association, 5.000%, 4/1/53	123,186
709,006	Federal National Mortgage Association, 5.000%, 4/1/53	697,288
4,072	Federal National Mortgage Association, 5.500%, 5/1/33	4,079
2,656	Federal National Mortgage Association, 5.500%, 6/1/33	2,699
8,912	Federal National Mortgage Association, 5.500%, 7/1/33	9,169
18,877	Federal National Mortgage Association, 5.500%, 4/1/34	19,243
3,143	Federal National Mortgage Association, 5.500%, 10/1/35	3,201
36,301	Federal National Mortgage Association, 5.500%, 12/1/35	36,921
17,996	Federal National Mortgage Association, 5.500%, 3/1/36	18,419
460,699	Federal National Mortgage Association, 5.500%, 5/1/49	467,300
1,462,259	Federal National Mortgage Association, 5.500%, 4/1/50	1,489,615
3,284,775	Federal National Mortgage Association, 5.500%, 4/1/50	3,332,027
411,162	Federal National Mortgage Association, 5.500%, 11/1/52	411,523
1,547,632	Federal National Mortgage Association, 5.500%, 2/1/53	1,553,533
1,036,412	Federal National Mortgage Association, 5.500%, 4/1/53	1,043,538
1,056,464	Federal National Mortgage Association, 5.500%, 4/1/53	1,062,743
The accompanying notes are an integral part of these financial statements.
52Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
171,892	Federal National Mortgage Association, 5.500%, 4/1/53	$ 173,944
530,357	Federal National Mortgage Association, 5.500%, 4/1/53	531,225
431,933	Federal National Mortgage Association, 5.500%, 4/1/53	437,323
11,595,550	Federal National Mortgage Association, 5.500%, 9/1/53	11,590,359
2,142,160	Federal National Mortgage Association, 5.500%, 9/1/53	2,141,285
264	Federal National Mortgage Association, 6.000%, 3/1/32	273
450	Federal National Mortgage Association, 6.000%, 10/1/32	466
2,167	Federal National Mortgage Association, 6.000%, 11/1/32	2,223
6,502	Federal National Mortgage Association, 6.000%, 12/1/32	6,605
2,033	Federal National Mortgage Association, 6.000%, 1/1/33	2,108
1,043	Federal National Mortgage Association, 6.000%, 3/1/33	1,073
7,980	Federal National Mortgage Association, 6.000%, 5/1/33	8,187
17,644	Federal National Mortgage Association, 6.000%, 12/1/33	18,199
13,640	Federal National Mortgage Association, 6.000%, 1/1/34	14,054
74,017	Federal National Mortgage Association, 6.000%, 6/1/37	76,528
31,886	Federal National Mortgage Association, 6.000%, 12/1/37	33,160
50,825	Federal National Mortgage Association, 6.000%, 4/1/38	52,996
12,887	Federal National Mortgage Association, 6.000%, 7/1/38	13,159
1,508,809	Federal National Mortgage Association, 6.000%, 1/1/53	1,554,097
473,869	Federal National Mortgage Association, 6.000%, 1/1/53	486,152
510,243	Federal National Mortgage Association, 6.000%, 2/1/53	523,105
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2553

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
179,909	Federal National Mortgage Association, 6.000%, 2/1/53	$ 186,573
95,704	Federal National Mortgage Association, 6.000%, 3/1/53	97,845
169,272	Federal National Mortgage Association, 6.000%, 3/1/53	174,100
342,387	Federal National Mortgage Association, 6.000%, 4/1/53	349,765
546,594	Federal National Mortgage Association, 6.000%, 4/1/53	558,926
2,842,668	Federal National Mortgage Association, 6.000%, 5/1/53	2,938,477
1,454,850	Federal National Mortgage Association, 6.000%, 5/1/53	1,505,775
156,389	Federal National Mortgage Association, 6.000%, 6/1/53	161,354
196,014	Federal National Mortgage Association, 6.000%, 6/1/53	201,003
196,279	Federal National Mortgage Association, 6.000%, 6/1/53	199,560
107,516	Federal National Mortgage Association, 6.000%, 6/1/53	109,554
133,669	Federal National Mortgage Association, 6.000%, 6/1/53	136,078
299,139	Federal National Mortgage Association, 6.000%, 6/1/53	309,167
270,433	Federal National Mortgage Association, 6.000%, 6/1/53	278,308
2,327,803	Federal National Mortgage Association, 6.000%, 8/1/53	2,391,678
8,634,765	Federal National Mortgage Association, 6.000%, 9/1/53	8,784,707
559,661	Federal National Mortgage Association, 6.000%, 2/1/54	573,954
7,955,421	Federal National Mortgage Association, 6.000%, 2/1/54	8,088,479
310,403	Federal National Mortgage Association, 6.000%, 3/1/54	318,572
496,844	Federal National Mortgage Association, 6.000%, 3/1/54	506,761
196,680	Federal National Mortgage Association, 6.000%, 8/1/54	201,962
The accompanying notes are an integral part of these financial statements.
54Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
127	Federal National Mortgage Association, 6.500%, 5/1/31	$ 131
64	Federal National Mortgage Association, 6.500%, 6/1/31	66
169	Federal National Mortgage Association, 6.500%, 2/1/32	174
1,242	Federal National Mortgage Association, 6.500%, 3/1/32	1,293
426	Federal National Mortgage Association, 6.500%, 8/1/32	439
64,141	Federal National Mortgage Association, 6.500%, 2/1/53	66,895
1,021,238	Federal National Mortgage Association, 6.500%, 3/1/53	1,069,244
225,662	Federal National Mortgage Association, 6.500%, 3/1/53	236,816
635,018	Federal National Mortgage Association, 6.500%, 3/1/53	655,380
156,407	Federal National Mortgage Association, 6.500%, 4/1/53	163,521
174,794	Federal National Mortgage Association, 6.500%, 4/1/53	183,806
217,284	Federal National Mortgage Association, 6.500%, 4/1/53	226,543
149,992	Federal National Mortgage Association, 6.500%, 2/1/54	156,615
98,761	Federal National Mortgage Association, 6.500%, 5/1/54	103,182
198,896	Federal National Mortgage Association, 6.500%, 9/1/54	206,085
66,000,000	Federal National Mortgage Association, 6.500%, 4/15/55 (TBA)	68,053,887
71	Federal National Mortgage Association, 7.000%, 5/1/28	74
53	Federal National Mortgage Association, 7.000%, 2/1/29	56
191	Federal National Mortgage Association, 7.000%, 7/1/31	200
19	Federal National Mortgage Association, 7.500%, 1/1/28	19
13,000,000	Government National Mortgage Association, 2.000%, 4/20/55 (TBA)	10,630,134
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2555

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
18,000,000	Government National Mortgage Association, 2.500%, 4/20/55 (TBA)	$ 15,351,157
10,000,000	Government National Mortgage Association, 3.000%, 4/20/55 (TBA)	8,856,256
5,000,000	Government National Mortgage Association, 3.500%, 4/20/55 (TBA)	4,574,633
1,000,000	Government National Mortgage Association, 4.500%, 4/20/55 (TBA)	959,375
10,000,000	Government National Mortgage Association, 5.000%, 4/15/55 (TBA)	9,835,420
10,000,000	Government National Mortgage Association, 5.500%, 4/15/55 (TBA)	10,020,552
10,000,000	Government National Mortgage Association, 6.000%, 4/15/55 (TBA)	10,148,911
5,000,000	Government National Mortgage Association, 6.500%, 4/15/55 (TBA)	5,118,239
355,219	Government National Mortgage Association I, 3.500%, 10/15/42	333,157
1,318	Government National Mortgage Association I, 4.000%, 3/15/39	1,267
2,403	Government National Mortgage Association I, 4.000%, 4/15/39	2,285
2,139	Government National Mortgage Association I, 4.000%, 4/15/39	2,066
3,388	Government National Mortgage Association I, 4.000%, 7/15/39	3,218
2,590	Government National Mortgage Association I, 4.000%, 1/15/40	2,472
50,301	Government National Mortgage Association I, 4.000%, 4/15/40	48,256
88,753	Government National Mortgage Association I, 4.000%, 7/15/40	84,269
54,959	Government National Mortgage Association I, 4.000%, 8/15/40	52,724
30,159	Government National Mortgage Association I, 4.000%, 8/15/40	28,636
14,761	Government National Mortgage Association I, 4.000%, 9/15/40	14,160
17,765	Government National Mortgage Association I, 4.000%, 10/15/40	17,059
4,547	Government National Mortgage Association I, 4.000%, 10/15/40	4,369
The accompanying notes are an integral part of these financial statements.
56Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,754	Government National Mortgage Association I, 4.000%, 10/15/40	$ 2,642
1,709	Government National Mortgage Association I, 4.000%, 11/15/40	1,639
17,482	Government National Mortgage Association I, 4.000%, 11/15/40	16,863
50,407	Government National Mortgage Association I, 4.000%, 11/15/40	48,103
54,187	Government National Mortgage Association I, 4.000%, 11/15/40	51,449
331,206	Government National Mortgage Association I, 4.000%, 12/15/40	317,703
2,442	Government National Mortgage Association I, 4.000%, 12/15/40	2,343
2,526	Government National Mortgage Association I, 4.000%, 12/15/40	2,411
730	Government National Mortgage Association I, 4.000%, 1/15/41	696
10,407	Government National Mortgage Association I, 4.000%, 1/15/41	9,984
9,094	Government National Mortgage Association I, 4.000%, 1/15/41	8,678
4,332	Government National Mortgage Association I, 4.000%, 2/15/41	4,134
209,551	Government National Mortgage Association I, 4.000%, 2/15/41	199,994
11,671	Government National Mortgage Association I, 4.000%, 3/15/41	11,196
3,651	Government National Mortgage Association I, 4.000%, 4/15/41	3,502
8,442	Government National Mortgage Association I, 4.000%, 5/15/41	8,031
4,272	Government National Mortgage Association I, 4.000%, 5/15/41	4,056
1,033	Government National Mortgage Association I, 4.000%, 6/15/41	986
692	Government National Mortgage Association I, 4.000%, 6/15/41	664
447,561	Government National Mortgage Association I, 4.000%, 6/15/41	424,943
10,937	Government National Mortgage Association I, 4.000%, 7/15/41	10,492
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2557

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,484	Government National Mortgage Association I, 4.000%, 7/15/41	$ 2,383
78,533	Government National Mortgage Association I, 4.000%, 7/15/41	75,337
42,290	Government National Mortgage Association I, 4.000%, 7/15/41	40,361
22,621	Government National Mortgage Association I, 4.000%, 7/15/41	21,589
3,169	Government National Mortgage Association I, 4.000%, 8/15/41	3,009
33,781	Government National Mortgage Association I, 4.000%, 8/15/41	32,240
2,259	Government National Mortgage Association I, 4.000%, 8/15/41	2,145
15,151	Government National Mortgage Association I, 4.000%, 9/15/41	14,460
3,691	Government National Mortgage Association I, 4.000%, 9/15/41	3,541
8,854	Government National Mortgage Association I, 4.000%, 9/15/41	8,424
5,214	Government National Mortgage Association I, 4.000%, 9/15/41	5,002
158,869	Government National Mortgage Association I, 4.000%, 9/15/41	150,842
86,758	Government National Mortgage Association I, 4.000%, 9/15/41	82,502
2,165	Government National Mortgage Association I, 4.000%, 9/15/41	2,079
2,190	Government National Mortgage Association I, 4.000%, 10/15/41	2,101
1,649	Government National Mortgage Association I, 4.000%, 10/15/41	1,574
5,288	Government National Mortgage Association I, 4.000%, 10/15/41	5,046
4,359	Government National Mortgage Association I, 4.000%, 10/15/41	4,157
3,038	Government National Mortgage Association I, 4.000%, 10/15/41	2,914
3,636	Government National Mortgage Association I, 4.000%, 11/15/41	3,488
77,189	Government National Mortgage Association I, 4.000%, 11/15/41	73,668
The accompanying notes are an integral part of these financial statements.
58Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,481	Government National Mortgage Association I, 4.000%, 11/15/41	$ 4,277
10,898	Government National Mortgage Association I, 4.000%, 12/15/41	10,291
3,928	Government National Mortgage Association I, 4.000%, 12/15/41	3,768
4,226	Government National Mortgage Association I, 4.000%, 12/15/41	4,054
391,396	Government National Mortgage Association I, 4.000%, 1/15/42	375,466
1,617	Government National Mortgage Association I, 4.000%, 2/15/42	1,551
66,979	Government National Mortgage Association I, 4.000%, 2/15/42	63,923
23,326	Government National Mortgage Association I, 4.000%, 2/15/42	22,193
925	Government National Mortgage Association I, 4.000%, 2/15/42	878
4,406	Government National Mortgage Association I, 4.000%, 2/15/42	4,227
702,198	Government National Mortgage Association I, 4.000%, 5/15/42	670,158
23,825	Government National Mortgage Association I, 4.000%, 6/15/42	22,855
22,199	Government National Mortgage Association I, 4.000%, 6/15/42	21,186
15,029	Government National Mortgage Association I, 4.000%, 6/15/42	14,417
3,642	Government National Mortgage Association I, 4.000%, 10/15/42	3,493
220,414	Government National Mortgage Association I, 4.000%, 4/15/43	211,442
93,033	Government National Mortgage Association I, 4.000%, 5/15/43	89,249
1,288	Government National Mortgage Association I, 4.000%, 5/15/43	1,223
112,099	Government National Mortgage Association I, 4.000%, 8/15/43	107,537
53,882	Government National Mortgage Association I, 4.000%, 9/15/43	51,531
2,741	Government National Mortgage Association I, 4.000%, 9/15/43	2,616
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2559

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
39,378	Government National Mortgage Association I, 4.000%, 2/15/44	$ 37,775
21,985	Government National Mortgage Association I, 4.000%, 3/15/44	21,106
585,057	Government National Mortgage Association I, 4.000%, 3/15/44	561,237
808,342	Government National Mortgage Association I, 4.000%, 3/15/44	775,430
30,956	Government National Mortgage Association I, 4.000%, 3/15/44	29,657
16,184	Government National Mortgage Association I, 4.000%, 3/15/44	15,403
170,228	Government National Mortgage Association I, 4.000%, 3/15/44	165,183
238,412	Government National Mortgage Association I, 4.000%, 4/15/44	226,358
171,702	Government National Mortgage Association I, 4.000%, 4/15/44	162,912
2,184	Government National Mortgage Association I, 4.000%, 4/15/44	2,080
33,362	Government National Mortgage Association I, 4.000%, 4/15/44	31,894
64,155	Government National Mortgage Association I, 4.000%, 5/15/44	60,911
291,211	Government National Mortgage Association I, 4.000%, 8/15/44	276,422
13,091	Government National Mortgage Association I, 4.000%, 8/15/44	12,304
302,853	Government National Mortgage Association I, 4.000%, 8/15/44	290,523
62,563	Government National Mortgage Association I, 4.000%, 8/15/44	59,334
14,815	Government National Mortgage Association I, 4.000%, 8/15/44	14,084
811,581	Government National Mortgage Association I, 4.000%, 9/15/44	778,200
63,636	Government National Mortgage Association I, 4.000%, 9/15/44	60,613
82,761	Government National Mortgage Association I, 4.000%, 9/15/44	80,746
1,965	Government National Mortgage Association I, 4.000%, 9/15/44	1,875
The accompanying notes are an integral part of these financial statements.
60Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
52,652	Government National Mortgage Association I, 4.000%, 9/15/44	$ 50,341
89,874	Government National Mortgage Association I, 4.000%, 9/15/44	86,066
476,123	Government National Mortgage Association I, 4.000%, 9/15/44	453,147
55,444	Government National Mortgage Association I, 4.000%, 9/15/44	52,093
30,753	Government National Mortgage Association I, 4.000%, 9/15/44	29,410
64,239	Government National Mortgage Association I, 4.000%, 9/15/44	61,187
557,218	Government National Mortgage Association I, 4.000%, 9/15/44	534,533
1,217,729	Government National Mortgage Association I, 4.000%, 9/15/44	1,153,377
27,391	Government National Mortgage Association I, 4.000%, 10/15/44	26,123
6,405	Government National Mortgage Association I, 4.000%, 11/15/44	6,123
5,731	Government National Mortgage Association I, 4.000%, 11/15/44	5,433
30,467	Government National Mortgage Association I, 4.000%, 11/15/44	29,020
3,906	Government National Mortgage Association I, 4.000%, 11/15/44	3,701
122,829	Government National Mortgage Association I, 4.000%, 12/15/44	117,524
40,846	Government National Mortgage Association I, 4.000%, 12/15/44	38,848
13,717	Government National Mortgage Association I, 4.000%, 12/15/44	13,158
1,784	Government National Mortgage Association I, 4.000%, 12/15/44	1,688
151,147	Government National Mortgage Association I, 4.000%, 1/15/45	143,098
314,578	Government National Mortgage Association I, 4.000%, 1/15/45	297,499
54,968	Government National Mortgage Association I, 4.000%, 1/15/45	51,984
263,940	Government National Mortgage Association I, 4.000%, 1/15/45	250,596
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2561

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
27,291	Government National Mortgage Association I, 4.000%, 2/15/45	$ 25,967
92,904	Government National Mortgage Association I, 4.000%, 2/15/45	88,665
43,805	Government National Mortgage Association I, 4.000%, 2/15/45	41,697
38,171	Government National Mortgage Association I, 4.000%, 2/15/45	36,241
125,332	Government National Mortgage Association I, 4.000%, 2/15/45	118,502
64,896	Government National Mortgage Association I, 4.000%, 4/15/45	61,800
35,848	Government National Mortgage Association I, 4.000%, 5/15/45	34,197
14,814	Government National Mortgage Association I, 4.000%, 7/15/45	14,004
43,125	Government National Mortgage Association I, 4.000%, 9/15/45	40,916
27,420	Government National Mortgage Association I, 4.500%, 9/15/33	27,092
35,777	Government National Mortgage Association I, 4.500%, 10/15/33	35,426
15,260	Government National Mortgage Association I, 4.500%, 4/15/35	15,074
371,423	Government National Mortgage Association I, 4.500%, 3/15/38	365,568
133,921	Government National Mortgage Association I, 4.500%, 1/15/40	130,373
218,940	Government National Mortgage Association I, 4.500%, 6/15/40	214,673
66,651	Government National Mortgage Association I, 4.500%, 9/15/40	65,643
350,306	Government National Mortgage Association I, 4.500%, 11/15/40	343,725
507,683	Government National Mortgage Association I, 4.500%, 6/15/41	500,165
98,982	Government National Mortgage Association I, 4.500%, 6/15/41	97,024
135,751	Government National Mortgage Association I, 4.500%, 7/15/41	132,695
160,098	Government National Mortgage Association I, 4.500%, 8/15/41	155,856
The accompanying notes are an integral part of these financial statements.
62Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
110,742	Government National Mortgage Association I, 5.000%, 9/15/33	$ 110,991
45,022	Government National Mortgage Association I, 5.125%, 10/15/38	45,882
22,109	Government National Mortgage Association I, 5.500%, 7/15/33	22,381
33,807	Government National Mortgage Association I, 5.500%, 1/15/34	34,653
29,993	Government National Mortgage Association I, 5.500%, 4/15/34	30,832
49,426	Government National Mortgage Association I, 5.500%, 7/15/34	50,383
45,182	Government National Mortgage Association I, 5.500%, 10/15/34	46,280
30,023	Government National Mortgage Association I, 5.500%, 1/15/35	30,862
63,717	Government National Mortgage Association I, 5.500%, 2/15/35	64,952
63,049	Government National Mortgage Association I, 5.500%, 2/15/35	64,813
9,849	Government National Mortgage Association I, 5.500%, 6/15/35	10,124
11,574	Government National Mortgage Association I, 5.500%, 12/15/35	11,898
3	Government National Mortgage Association I, 5.500%, 2/15/37	3
7,742	Government National Mortgage Association I, 5.500%, 3/15/37	7,892
34,357	Government National Mortgage Association I, 5.500%, 3/15/37	34,851
115,762	Government National Mortgage Association I, 5.750%, 10/15/38	120,589
15,305	Government National Mortgage Association I, 5.750%, 10/15/38	16,053
21,775	Government National Mortgage Association I, 6.000%, 8/15/32	22,454
20,027	Government National Mortgage Association I, 6.000%, 1/15/33	20,951
17,211	Government National Mortgage Association I, 6.000%, 2/15/33	17,617
33,808	Government National Mortgage Association I, 6.000%, 2/15/33	34,584
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2563

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,183	Government National Mortgage Association I, 6.000%, 3/15/33	$ 1,186
8,958	Government National Mortgage Association I, 6.000%, 3/15/33	9,136
20,450	Government National Mortgage Association I, 6.000%, 3/15/33	20,900
4,788	Government National Mortgage Association I, 6.000%, 5/15/33	4,852
17,175	Government National Mortgage Association I, 6.000%, 5/15/33	17,384
31,109	Government National Mortgage Association I, 6.000%, 5/15/33	31,671
20,331	Government National Mortgage Association I, 6.000%, 6/15/33	20,795
38,143	Government National Mortgage Association I, 6.000%, 6/15/33	40,021
34,844	Government National Mortgage Association I, 6.000%, 7/15/33	36,509
8,868	Government National Mortgage Association I, 6.000%, 7/15/33	8,902
9,422	Government National Mortgage Association I, 6.000%, 9/15/33	9,526
49,874	Government National Mortgage Association I, 6.000%, 11/15/33	50,492
9,082	Government National Mortgage Association I, 6.000%, 1/15/34	9,384
98,341	Government National Mortgage Association I, 6.000%, 10/15/37	101,809
118,445	Government National Mortgage Association I, 6.000%, 7/15/38	124,457
1,520	Government National Mortgage Association I, 6.500%, 1/15/29	1,536
190	Government National Mortgage Association I, 6.500%, 5/15/29	195
764	Government National Mortgage Association I, 6.500%, 10/15/31	774
63	Government National Mortgage Association I, 6.500%, 12/15/31	65
456	Government National Mortgage Association I, 6.500%, 2/15/32	470
217	Government National Mortgage Association I, 6.500%, 3/15/32	223
The accompanying notes are an integral part of these financial statements.
64Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,386	Government National Mortgage Association I, 6.500%, 6/15/32	$ 1,428
1,949	Government National Mortgage Association I, 6.500%, 7/15/32	1,992
1,007	Government National Mortgage Association I, 6.500%, 7/15/32	1,034
712	Government National Mortgage Association I, 6.500%, 8/15/32	727
6,050	Government National Mortgage Association I, 6.500%, 8/15/32	6,171
542	Government National Mortgage Association I, 6.500%, 8/15/32	559
12,223	Government National Mortgage Association I, 6.500%, 9/15/32	12,365
19,101	Government National Mortgage Association I, 6.500%, 9/15/32	19,741
5,707	Government National Mortgage Association I, 6.500%, 10/15/32	5,766
10,039	Government National Mortgage Association I, 6.500%, 11/15/32	10,348
15,941	Government National Mortgage Association I, 6.500%, 7/15/35	16,556
93	Government National Mortgage Association I, 7.000%, 5/15/29	96
49	Government National Mortgage Association I, 7.000%, 5/15/29	49
127	Government National Mortgage Association I, 7.000%, 5/15/31	128
1,239,265	Government National Mortgage Association II, 2.000%, 2/20/52	1,014,019
676,201	Government National Mortgage Association II, 2.000%, 7/20/52	553,296
61,691	Government National Mortgage Association II, 3.500%, 6/20/44	57,132
497,134	Government National Mortgage Association II, 3.500%, 4/20/45	459,356
805,765	Government National Mortgage Association II, 3.500%, 4/20/45	745,541
364,820	Government National Mortgage Association II, 3.500%, 4/20/45	335,421
813,801	Government National Mortgage Association II, 3.500%, 3/20/46	754,974
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2565

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
33,429	Government National Mortgage Association II, 3.500%, 7/20/47	$ 30,919
1,717,117	Government National Mortgage Association II, 4.000%, 10/20/46	1,636,310
736,566	Government National Mortgage Association II, 4.000%, 2/20/48	693,120
991,956	Government National Mortgage Association II, 4.000%, 4/20/48	933,442
116,493	Government National Mortgage Association II, 4.500%, 12/20/34	114,842
95,494	Government National Mortgage Association II, 4.500%, 1/20/35	94,141
81,245	Government National Mortgage Association II, 4.500%, 3/20/35	80,094
891,043	Government National Mortgage Association II, 4.500%, 9/20/41	876,185
1,335,446	Government National Mortgage Association II, 4.500%, 9/20/44	1,301,461
558,192	Government National Mortgage Association II, 4.500%, 10/20/44	546,815
1,084,349	Government National Mortgage Association II, 4.500%, 11/20/44	1,062,247
96,385	Government National Mortgage Association II, 4.500%, 3/20/49	93,711
26,383	Government National Mortgage Association II, 5.500%, 3/20/34	27,045
699	Government National Mortgage Association II, 5.500%, 10/20/37	717
9,274	Government National Mortgage Association II, 6.000%, 5/20/32	9,643
38,685	Government National Mortgage Association II, 6.000%, 10/20/33	39,956
26	Government National Mortgage Association II, 6.500%, 1/20/28	26
592	Government National Mortgage Association II, 7.000%, 1/20/29	611
45,000,000	U.S. Treasury Notes, 4.000%, 2/28/30	45,101,953
75,000,000	U.S. Treasury Notes, 4.250%, 1/31/30	75,960,938
	Total U.S. Government and Agency Obligations (Cost $755,620,810)	$743,078,032

The accompanying notes are an integral part of these financial statements.
66Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value

SHORT TERM INVESTMENTS — 3.7% of Net Assets
Repurchase Agreements — 2.8%
68,000,000	Bank of America, 4.36%, dated 3/31/25, to be purchased on 4/1/25 for $68,008,236, collateralized by $69,360,001, Government National Mortgage Association, 3.00%-7.50%, 4/15/38-2/20/75	$ 68,000,000
26,000,000	Bank of Montreal, 4.35%, dated 3/31/25, to be purchased on 4/1/25 for $26,003,142, collateralized by $26,520,000, Government National Mortgage Association, 2.00%-7.00%, 12/20/50-3/20/55	26,000,000
$94,000,000

Foreign Treasury Obligations — 0.0%†
EGP69,800,000(g)(n)	Egypt Treasury Bills, 25.951%, 6/3/25	$ 1,323,082
$1,323,082

Shares
	Open-End Fund — 0.9%
29,094,726(o)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 29,094,726
		$29,094,726

	TOTAL SHORT TERM INVESTMENTS (Cost $124,508,796)	$124,417,808

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 104.4% (Cost $3,658,558,589)	$3,535,652,466
Principal Amount USD ($)
	TBA Sales Commitments — (2.8)% of Net Assets
	U.S. Government and Agency Obligations — (2.8)%
(1,000,000)	Federal National Mortgage Association, 4.000%, 4/1/55 (TBA)	$ (931,712)
(3,000,000)	Federal National Mortgage Association, 5.000%, 4/1/55 (TBA)	(2,940,151)
(52,000,000)	Federal National Mortgage Association, 5.500%, 4/1/55 (TBA)	(51,930,876)
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2567

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
(500,000)	Federal National Mortgage Association, 5.500%, 4/1/40 (TBA)	$ (507,871)
(27,000,000)	Federal National Mortgage Association, 6.000%, 4/1/55 (TBA)	(27,422,334)
(10,000,000)	Government National Mortgage Association, 4.000%, 4/20/55 (TBA)	(9,360,461)
	TOTAL TBA SALES COMMITMENTS (Proceeds $93,081,816)	$(93,093,405)

	OTHER ASSETS AND LIABILITIES — (1.6)%	$(54,069,433)
	net assets — 100.0%	$3,388,489,628

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CAONINDX	Canadian Overnight Repo Rate Average.
CMT	Constant Maturity Treasury.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to $1,970,813,470, or 58.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2025.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2025.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
The accompanying notes are an integral part of these financial statements.
68Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(j)	Security is perpetual in nature and has no stated maturity date.
(k)	Security is in default.
(l)	Issued as participation notes.
(m)	Issued as preference shares.
(n)	Rate shown represents yield-to-maturity.
(o)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2024	$500,000	$500,200
Acorn Re	10/25/2024	500,000	500,250
Adare Re 2025	12/31/2024	1,015,467	1,043,078
Alamo Re	4/12/2023	1,002,991	1,035,000
Alamo Re	4/4/2024	500,000	518,100
Alamo Re	4/4/2024	250,000	262,000
Alamo Re	2/12/2025	1,516,034	1,515,000
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-3	8/16/2021	22,953	10,876
Alturas Re 2022-2	1/18/2022	—	123,102
Aquila Re	5/10/2023	750,000	776,850
Aquila Re	4/26/2024	500,000	508,450
Atlas Capital	5/17/2023	1,250,000	1,306,125
Atlas Re	5/24/2024	750,000	837,225
Ballybunion Re 2022	3/9/2022	—	—
Banbury-PI0050 Re 2024	8/19/2024	1,000,000	1,081,498
Bantry Re 2025	1/21/2025	3,704,428	3,664,481
Berwick Re 2020-1	9/24/2020	—	—
Berwick Re 2025	1/17/2025	1,820,479	1,824,427
Black Kite Re	3/13/2025	1,261,402	1,258,500
Blue Ridge Re	11/14/2023	500,000	510,500
Blue Ridge Re	11/14/2023	1,250,000	1,286,500
Bonanza Re	1/6/2023	250,000	255,300
Bonanza Re	12/16/2024	250,000	247,700
Bonanza Re	12/16/2024	1,000,000	1,008,000
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2569

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Cape Lookout Re	4/14/2023	$1,000,000	$1,029,000
Cape Lookout Re	2/27/2025	1,750,000	1,747,375
Cat Re 2001	11/14/2023	500,000	521,650
Cheltenham-PI0051 Re 2024	7/1/2024	786,503	1,015,348
Clearwater Re 2025	1/15/2025	1,000,000	992,012
Commonwealth Re	6/15/2022	750,000	754,125
Easton Re	5/16/2024	247,393	256,200
Eden Re II	1/25/2021	104,007	94,783
Eden Re II	1/21/2022	17,255	31,337
Eden Re II	1/17/2023	—	96,435
Eden Re II	1/10/2024	—	390,579
Eden Re II	12/27/2024	2,800,000	2,569,280
FloodSmart Re	2/29/2024	1,000,000	1,029,600
Four Lakes Re	12/8/2023	250,000	252,600
Four Lakes Re	12/11/2024	250,000	247,825
Four Lakes Re	12/11/2024	250,000	247,075
Fuchsia 2024-1	12/18/2024	750,000	747,675
Galileo Re	12/4/2023	1,000,000	1,041,000
Galileo Re	12/4/2023	500,000	503,250
Gamboge Re	5/9/2024	4,363,285	5,234,216
Gateway Re	2/3/2023	500,000	525,200
Gateway Re	3/11/2024	250,000	249,625
Gateway Re	12/19/2024	504,272	500,650
Gateway Re II	4/13/2023	250,000	259,000
Gleneagles Re 2021	1/13/2021	22,875	125
Gleneagles Re 2022	1/18/2022	522,043	187,500
Gullane Re 2025	1/22/2025	3,294,895	3,181,012
Harambee Re 2018	12/19/2017	52,124	2,700
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Herbie Re	12/17/2024	500,000	503,200
High Point Re	12/1/2023	2,500,000	2,522,750
Integrity Re	5/9/2022	500,000	50,000
Integrity Re	3/23/2023	1,250,000	1,272,500
Integrity RE III	2/21/2025	750,000	747,750
Integrity RE III	2/21/2025	750,000	747,525
International Bank for Reconstruction & Development	4/3/2024	250,000	256,000
International Bank for Reconstruction & Development	5/1/2024	250,000	265,125
Kendall Re	4/22/2024	1,000,000	1,044,100
Kilimanjaro III Re	6/15/2022	1,000,000	1,000,500
Lightning Re	3/20/2023	1,000,000	1,044,700
Locke Tavern Re	3/23/2023	1,000,000	1,012,800
Long Point Re IV	5/13/2022	2,500,000	2,524,000
Lorenz Re 2019	7/10/2019	360,552	18,580
Mangrove Risk Solutions	7/9/2024	—	28,875
Mangrove Risk Solutions	7/9/2024	—	5,350
Mangrove Risk Solutions	7/9/2024	—	1,625
The accompanying notes are an integral part of these financial statements.
70Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Restricted Securities	Acquisition date	Cost	Value
Marlon Re	5/24/2024	$250,000	$257,175
Matterhorn Re	12/15/2021	250,000	245,325
Mayflower Re	6/21/2024	750,000	767,250
Merion Re 2022-2	3/1/2022	5,872,930	5,532,925
Merion Re 2025-1	1/16/2025	644,006	672,720
Merna Re II	5/8/2024	500,000	522,900
Merna Re II	5/8/2024	500,000	517,200
Merna Re II	5/8/2024	1,000,000	1,021,300
MMIFS Re	1/8/2025	347,645	345,922
Mona Lisa Re	12/30/2022	800,000	827,920
Mystic Re	12/12/2023	849,381	889,440
Mystic Re IV	12/16/2022	2,900,000	3,006,430
Northshore Re II	6/22/2022	500,000	498,500
Oakmont Re 2024	5/23/2024	—	38,488
Old Head Re 2025	1/2/2025	193,449	205,225
Pangaea Re 2024-3	7/31/2024	2,500,000	2,656,716
Pangaea Re 2025-1	1/16/2025	1,751,921	1,716,063
Phoenix 3 Re	12/21/2020	715,670	1,089,100
PI0047 2024-1	1/26/2024	9,257,634	9,889,827
Pine Valley Re 2025	1/7/2025	646,543	664,657
Portsalon Re 2022	7/15/2022	323,453	366,768
Purple Re	4/2/2024	500,000	527,700
Queen Street Re	5/12/2023	2,500,000	2,540,000
Residential Re	11/22/2022	1,500,000	1,564,500
Residential Re	11/7/2023	1,500,000	1,581,300
Residential Re	11/7/2023	750,000	775,950
Residential Re	11/4/2024	750,000	757,275
Residential Re	11/4/2024	750,000	769,125
Sanders Re	1/16/2024	750,000	778,800
Sanders Re	12/10/2024	1,500,000	1,471,800
Sanders Re	12/10/2024	2,000,000	1,984,800
Sanders Re II	3/1/2022	2,250,000	2,238,750
Sanders RE II	3/13/2025	600,000	599,970
Sanders RE II	3/13/2025	600,000	599,949
Sanders RE II	3/13/2025	600,000	599,952
Sanders RE II	3/13/2025	600,000	599,947
Sanders Re III	11/30/2022	750,000	777,975
Sanders Re III	3/24/2023	250,000	257,400
Sector Re V	12/4/2023	—	115,077
Sector Re V	12/29/2023	—	71,917
Sector Re V	12/31/2024	4,400,000	4,470,334
Silk Road Re	12/23/2024	250,000	248,750
Sussex Re 2021-1	1/26/2021	—	—
Thopas Re 2020	12/30/2019	—	800
Thopas Re 2021	12/30/2020	—	46,500
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	—	2,873
Thopas Re 2024	2/2/2024	—	29,369
Thopas Re 2025	1/10/2025	3,000,000	2,670,600
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2571

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Torricelli Re 2021	7/2/2021	$—	$16,914
Torricelli Re 2022	7/26/2022	—	8,400
Torricelli Re 2023	7/26/2023	—	44,850
Torricelli Re 2024	7/25/2024	2,975,976	3,036,909
Ursa Re	4/12/2023	500,000	507,950
Veraison Re	12/14/2022	500,000	517,650
Viribus Re 2018	12/22/2017	20,734	—
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2020	3/12/2020	421,904	127,085
Viribus Re 2022	4/18/2022	—	31,000
Viribus Re 2023	2/2/2023	—	450
Viribus Re 2024	3/19/2024	—	49,100
Vitality Re XIII	1/4/2023	1,969,955	2,004,400
Vitality Re XIV	1/25/2023	4,004,331	4,109,600
Vitality Re XIV	1/25/2023	400,000	415,040
Walton Health Re 2019	7/18/2019	—	413
Walton Health Re 2022	7/13/2022	7,000	291,507
Total Restricted Securities			$125,800,251
% of Net assets			3.7%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,157,930	CAD	7,465,000	Bank of America NA	4/10/25	$(32,039)
USD	16,748,711	EUR	16,016,000	Bank of America NA	5/22/25	(619,093)
USD	2,894,178	MXN	58,700,000	Bank of America NA	6/27/25	58,921
AUD	63,680,000	USD	39,622,435	Citibank NA	4/30/25	177,693
CLP	16,000,000,000	USD	17,441,362	Citibank NA	6/25/25	(602,241)
USD	553,558	EUR	525,000	Citibank NA	5/22/25	(15,753)
BRL	136,035,000	USD	22,960,773	Goldman Sachs & Co.	5/2/25	738,698
EUR	16,300,000	USD	17,937,858	Goldman Sachs & Co.	6/26/25	(226,166)
TRY	462,500,000	USD	9,751,212	Goldman Sachs & Co.	1/9/26	(626,815)
ZAR	311,500,000	USD	16,989,365	Goldman Sachs & Co.	4/7/25	(9,089)
EUR	14,581,500	USD	15,253,093	HSBC Bank USA NA	4/30/25	539,400
USD	347,670	CAD	500,000	HSBC Bank USA NA	4/10/25	50
USD	6,681,058	GBP	5,160,000	HSBC Bank USA NA	6/27/25	16,136
NGN	26,028,100,000	USD	16,431,881	JPMorgan Chase Bank NA	6/25/25	(38,147)
TRY	128,000,000	USD	2,694,737	JPMorgan Chase Bank NA	1/9/26	(169,498)
USD	17,835,637	INR	1,555,000,000	JPMorgan Chase Bank NA	6/25/25	(244,882)
USD	77,587,940	EUR	70,900,000	JPMorgan Chase Bank NA	6/26/25	547,512
USD	13,483,085	IDR	223,950,000,000	Morgan Stanley & Co., LLC	6/25/25	95,352
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(409,961)
The accompanying notes are an integral part of these financial statements.
72Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
26	U.S. 2 Year Note (CBT)	6/30/25	$5,388,360	$5,386,469	$(1,891)
6,413	U.S. 5 Year Note (CBT)	6/30/25	685,426,301	693,606,031	8,179,730
1,372	U.S. 10 Year Note (CBT)	6/18/25	150,968,781	152,592,125	1,623,344
1,297	U.S. 10 Year Ultra Bond (CBT)	6/18/25	146,506,813	148,020,125	1,513,312
360	U.S. Long Bond (CBT)	6/18/25	41,797,982	42,221,250	423,268
785	U.S. Ultra Bond (CBT)	6/18/25	95,183,764	95,966,250	782,486
			$1,125,272,001	$1,137,792,250	$12,520,249
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
650	Euro-Bund	6/6/25	$(92,949,972)	$(90,547,521)	$2,402,451
TOTAL FUTURES CONTRACTS			$1,032,322,029	$1,047,244,729	$14,922,700
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
2,295,762	Darden Restaurants, Inc.	Pay	1.00%	6/20/29	$(43,501)	$(13,425)	$(56,926)
422,400,000	Markit CDX North America High Yield Index Series 44	Pay	5.00%	6/20/30	(21,107,649)	(1,435,783)	(22,543,432)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(21,151,150)	$(1,449,208)	$(22,600,358)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2573

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
AUD — Australia Dollar
BRL — Brazil Real
CAD — Canada Dollar
CLP — Chile Peso
EGP — Egypt Pound
EUR — Euro
GBP — Great British Pound
IDR — Indonesian Rupiah
INR — Indian Rupee
KZT — Kazakhstan Tenge
MXN — Mexican Peso
NGN — Nigeria Naira
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguay Peso
ZAR — South Africa Rand
Purchases and sales of securities (excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased) for the six months ended March 31, 2025 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$120,621,680	$—
Other Long-Term Securities	$870,043,453	$935,763,151
At March 31, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $3,669,125,649 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$75,021,288
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(288,524,345)
Net unrealized depreciation	$(213,503,057)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
74Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$25,653,318	$—	$25,653,318
Common Stocks
Communications Equipment	—	283,263	—	283,263
Paper & Forest Products	—	—	0*	0*
Passenger Airlines	—	2,557,426	—	2,557,426
All Other Common Stocks	1,493	—	—	1,493
Asset Backed Securities	—	354,675,776	296,250	354,972,026
Collateralized Mortgage Obligations	—	286,687,792	—	286,687,792
Commercial Mortgage-Backed Securities	—	196,124,860	0*	196,124,860
Convertible Corporate Bonds	—	10,881,598	—	10,881,598
Corporate Bonds
Banks	—	322,382,284	0*	322,382,284
Pharmaceuticals	—	31,124,121	0*	31,124,121
All Other Corporate Bonds	—	1,188,085,591	—	1,188,085,591
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	1,043,078	1,043,078
Multiperil – Massachusetts	—	—	366,768	366,768
Multiperil – U.S.	—	—	10,905,175	10,905,175
Multiperil – Worldwide	—	—	8,157,838	8,157,838
Windstorm – North Carolina	—	—	35,850	35,850
Windstorm – U.S. Regional	—	—	38,488	38,488
Reinsurance Sidecars
Multiperil – U.S.	—	—	2,700	2,700
Multiperil – Worldwide	—	—	34,893,909	34,893,909
All Other Insurance-Linked Securities	—	70,356,445	—	70,356,445
Foreign Government Bonds	—	123,602,603	—	123,602,603
U.S. Government and Agency Obligations	—	743,078,032	—	743,078,032
Repurchase Agreements	—	94,000,000	—	94,000,000
Foreign Treasury Obligations	—	1,323,082	—	1,323,082
Open-End Fund	29,094,726	—	—	29,094,726
Total Investments in Securities	$29,096,219	$3,450,816,191	$55,740,056	$3,535,652,466
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2575

Schedule of Investments  |  3/31/25
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
TBA Sales Commitments	$—	$(93,093,405)	$—	$(93,093,405)
Total Liabilities	$—	$(93,093,405)	$—	$(93,093,405)
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(409,961)	$—	$(409,961)
Net unrealized appreciation on futures contracts	14,922,700	—	—	14,922,700
Centrally cleared swap contracts^	—	(1,449,208)	—	(1,449,208)
Total Other Financial Instruments	$14,922,700	$(1,859,169)	$—	$13,063,531
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 9/30/24	$108,947	$345,000	$—**	$1	$77,733,723	$78,187,671
Realized gain (loss)(1)	—	—	—	—	(2,313,791)	(2,313,791)
Changed in unrealized appreciation (depreciation)(2)	174,316	(103,331)	—	(180,987)	(4,527,072)	(4,637,074)
Amortization Premium/Discount	—	54,581	—	—	(20,730,656)	(20,676,075)
Purchases	—	—	—	—	26,911,229	26,911.229
Sales	—	—	—	—	(21,629,627)	(21,629,627)
Transfers in to Level 3*	—	—	—	180,986	—	180,986
Transfers out of Level 3*	(283,263)	—	—	—	—	(283,263)
Balance as of 3/31/25	$—	$296,250	$—**	$—**	$55,443,806	$55,740,056
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
76Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

*	Transfers are calculated on the beginning of period values. During the six months ended March 31, 2025 investments having aggregate value of $108,947 were transferred out of Level 3 to Level 2, as there were significant observable inputs available to determine their value. Security valued at $0 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.
**	Securities valued at $0.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2025:		$(3,632,580)
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2577

Statement of Assets and Liabilities  |  3/31/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $3,658,558,589)	$3,535,652,466
Cash	5,378,545
Foreign currencies, at value (cost $32,090,043)	31,008,805
Forwards collateral	1,240,000
Futures collateral	25,062,952
Swaps collateral	42,430,332
Collateral due from broker for TBA sales commitments	574,000
Variation margin for futures contracts	343,242
Unrealized appreciation on forward foreign currency exchange contracts	2,173,762
Receivables —
Investment securities sold	130,707,543
Fund shares sold	4,489,406
Dividends	86,265
Interest	35,315,560
Due from the Adviser	267,840
Other assets	139,274
Total assets	$3,814,869,992
LIABILITIES:
Due to broker for futures	$343,242
Payables —
Investment securities purchased	295,364,251
Fund shares repurchased	7,378,331
Distributions	2,945,659
Trustees’ fees	5,426
Interest expense	192,007
TBA sales commitments, at value (net proceeds received $93,081,816)	93,093,405
Swap contracts, at value (net premiums received $21,151,150)	22,600,358
Unrealized depreciation on forward foreign currency exchange contracts	2,583,723
Reserve for repatriation taxes	137,886
Management fees	628,933
Administrative expenses	96,554
Distribution fees	62,159
Accrued expenses	948,430
Total liabilities	$426,380,364
NET ASSETS:
Paid-in capital	$3,912,498,425
Distributable earnings (loss)	(524,008,797)
Net assets	$3,388,489,628
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $508,864,673/53,030,762 shares)	$9.60
Class C* (based on $35,948,588/3,832,385 shares)	$9.38
Class K* (based on $581,701,953/60,510,407 shares)	$9.61
Class R* (based on $52,442,034/5,365,653 shares)	$9.77
Class Y* (based on $2,209,532,380/230,104,393 shares)	$9.60
The accompanying notes are an integral part of these financial statements.
78Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $9.60 net asset value per share/100%-4.50% maximum sales charge)	$10.05

*	Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2579

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 3/31/25
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $746,024)	$103,753,622
Dividends from unaffiliated issuers (net of foreign taxes withheld $4)	10,104,222
Total Investment Income		$113,857,844
EXPENSES:
Management fees	$9,486,803
Administrative expenses	393,314
Transfer agent fees
Class A*	497,785
Class C*	15,740
Class K*	1,161
Class R*	66,606
Class Y*	1,173,639
Distribution fees
Class A*	651,009
Class C*	191,140
Class R*	132,061
Shareholder communications expense	137,975
Custodian fees	41,700
Registration fees	109,719
Professional fees	144,732
Printing expense	31,321
Officers’ and Trustees’ fees	88,560
Insurance expense	29,740
Miscellaneous	93,484
Total expenses		$13,286,489
Less fees waived and expenses reimbursed by the Adviser		(694,359)
Net expenses		$12,592,130
Net investment income		$101,265,714
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(22,602,499)
TBA sales commitments	931,039
Forward foreign currency exchange contracts	3,392,783
Futures contracts	(49,855,918)
Swap contracts	606,471
Written options	3,061,858
Other assets and liabilities denominated in foreign currencies	(1,164,538)	$(65,630,804)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax of $(33,311))	$(26,372,182)
TBA sales commitments	(219,675)
Forward foreign currency exchange contracts	(4,659,184)
Futures contracts	17,247,381
Swap contracts	(624,102)
The accompanying notes are an integral part of these financial statements.
80Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Written options	(2,067,233)
Other assets and liabilities denominated in foreign currencies	(372,706)	(17,067,701)
Net realized and unrealized gain (loss) on investments		$(82,698,505)
Net increase in net assets resulting from operations		$18,567,209
*	Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2581

Statements of Changes in Net Assets
	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24
FROM OPERATIONS:
Net investment income (loss)	$101,265,714	$185,867,318
Net realized gain (loss) on investments	(65,630,804)	(102,879,425)
Change in net unrealized appreciation (depreciation) on investments	(17,067,701)	383,594,768
Net increase in net assets resulting from operations	$18,567,209	$466,582,661
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.30 and $0.39 per share, respectively)	$(16,176,870)	$(22,909,942)
Class C* ($0.26 and $0.32 per share, respectively)	(1,072,303)	(1,571,812)
Class K* ($0.32 and $0.43 per share, respectively)	(18,473,029)	(21,287,716)
Class R* ($0.29 and $0.37 per share, respectively)	(1,558,017)	(2,109,627)
Class Y* ($0.31 and $0.42 per share, respectively)	(72,047,547)	(94,668,165)
Total distributions to shareholders	$(109,327,766)	$(142,547,262)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$420,053,226	$878,898,668
Reinvestment of distributions	86,649,240	115,019,355
Cost of shares repurchased	(499,065,898)	(1,047,948,995)
Net increase (decrease) in net assets resulting from Fund share transactions	$7,636,568	$(54,030,972)
Net increase (decrease) in net assets	$(83,123,989)	$270,004,427
NET ASSETS:
Beginning of period	$3,471,613,617	$3,201,609,190
End of period	$3,388,489,628	$3,471,613,617
*	Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
82Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

	Six Months Ended 3/31/25 Shares (unaudited)	Six Months Ended 3/31/25 Amount (unaudited)	Year Ended 9/30/24 Shares	Year Ended 9/30/24 Amount
Class A*
Shares sold	3,474,303	$33,204,803	6,728,994	$62,794,554
Reinvestment of distributions	1,425,916	13,557,190	2,033,766	19,051,228
Less shares repurchased	(8,246,567)	(78,443,068)	(16,336,878)	(151,958,100)
Net decrease	(3,346,348)	$(31,681,075)	(7,574,118)	$(70,112,318)
Class C*
Shares sold	318,043	$2,971,158	500,676	$4,608,133
Reinvestment of distributions	103,340	960,027	154,273	1,411,735
Less shares repurchased	(975,231)	(9,095,278)	(2,056,917)	(18,724,685)
Net decrease	(553,848)	$(5,164,093)	(1,401,968)	$(12,704,817)
Class K*
Shares sold	9,941,322	$95,188,627	23,591,608	$225,070,705
Reinvestment of distributions	1,491,776	14,219,089	1,979,109	18,590,215
Less shares repurchased	(7,460,168)	(71,364,426)	(16,880,833)	(157,522,128)
Net increase	3,972,930	$38,043,290	8,689,884	$86,138,792
Class R*
Shares sold	312,017	$3,036,200	802,804	$7,630,824
Reinvestment of distributions	160,439	1,553,876	220,555	2,105,003
Less shares repurchased	(624,105)	(6,066,907)	(1,547,398)	(14,705,104)
Net decrease	(151,649)	$(1,476,831)	(524,039)	$(4,969,277)
Class Y*
Shares sold	29,900,285	$285,652,438	61,661,708	$578,794,452
Reinvestment of distributions	5,919,696	56,359,058	7,875,358	73,861,174
Less shares repurchased	(34,982,771)	(334,096,219)	(75,916,104)	(705,038,978)
Net increase (decrease)	837,210	$7,915,277	(6,379,038)	$(52,383,352)
*	Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2583

Financial Highlights
	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Class A*
Net asset value, beginning of period	$9.85	$8.91	$9.05	$11.38	$10.91	$10.89
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.27	$0.51	$0.45	$0.35	$0.35	$0.38
Net realized and unrealized gain (loss) on investments	(0.22)	0.82	(0.27)	(1.86)	0.52	(0.02)
Net increase (decrease) from investment operations	$0.05	$1.33	$0.18	$(1.51)	$0.87	$0.36
Distributions to shareholders:
Net investment income	$(0.30)	$(0.39)	$(0.32)	$(0.12)	$(0.40)	$(0.34)
Net realized gain	—	—	—	(0.53)	—	—
Tax return of capital	—	—	—	(0.17)	—	—
Total distributions	$(0.30)	$(0.39)	$(0.32)	$(0.82)	$(0.40)	$(0.34)
Net increase (decrease) in net asset value	$(0.25)	$0.94	$(0.14)	$(2.33)	$0.47	$0.02
Net asset value, end of period	$9.60	$9.85	$8.91	$9.05	$11.38	$10.91
Total return (b)	0.53%(c)	15.18%	1.91%(d)	(14.12)%	8.04%	3.44%
Ratio of net expenses to average net assets	1.04%(e)	1.07%	1.06%	1.01%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets	5.73%(e)	5.45%	4.91%	3.44%	3.12%	3.59%
Portfolio turnover rate	29%(c)	63%	51%	56%	67%	69%
Net assets, end of period (in thousands)	$508,865	$555,425	$569,497	$637,356	$855,856	$799,974
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.07%(e)	1.11%	1.10%	1.03%	1.06%	1.06%
Net investment income (loss) to average net assets	5.70%(e)	5.41%	4.87%	3.42%	3.12%	3.59%
*	Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was 0.11%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
84Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Class C*
Net asset value, beginning of period	$9.63	$8.71	$8.85	$11.14	$10.67	$10.66
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.24	$0.44	$0.38	$0.28	$0.27	$0.30
Net realized and unrealized gain (loss) on investments	(0.23)	0.80	(0.27)	(1.82)	0.51	(0.02)
Net increase (decrease) from investment operations	$0.01	$1.24	$0.11	$(1.54)	$0.78	$0.28
Distributions to shareholders:
Net investment income	$(0.26)	$(0.32)	$(0.25)	$(0.05)	$(0.31)	$(0.27)
Net realized gain	—	—	—	(0.53)	—	—
Tax return of capital	—	—	—	(0.17)	—	—
Total distributions	$(0.26)	$(0.32)	$(0.25)	$(0.75)	$(0.31)	$(0.27)
Net increase (decrease) in net asset value	$(0.25)	$0.92	$(0.14)	$(2.29)	$0.47	$0.01
Net asset value, end of period	$9.38	$9.63	$8.71	$8.85	$11.14	$10.67
Total return (b)	0.17%(c)	14.46%	1.21%(d)	(14.69)%	7.37%	2.67%
Ratio of net expenses to average net assets	1.69%(e)	1.69%	1.70%	1.66%	1.73%	1.73%
Ratio of net investment income (loss) to average net assets	5.08%(e)	4.82%	4.28%	2.77%	2.49%	2.89%
Portfolio turnover rate	29%(c)	63%	51%	56%	67%	69%
Net assets, end of period (in thousands)	$35,949	$42,253	$50,394	$73,112	$112,804	$185,623
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.72%(e)	1.73%	1.74%	1.68%	1.73%	1.73%
Net investment income (loss) to average net assets	5.05%(e)	4.78%	4.24%	2.75%	2.49%	2.89%
*	Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was 0.11%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/2585

Financial Highlights  (continued)
	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Class K*
Net asset value, beginning of period	$9.87	$8.92	$9.07	$11.40	$10.92	$10.92
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.30	$0.56	$0.49	$0.40	$0.40	$0.43
Net realized and unrealized gain (loss) on investments	(0.24)	0.82	(0.28)	(1.87)	0.53	(0.04)
Net increase (decrease) from investment operations	$0.06	$1.38	$0.21	$(1.47)	$0.93	$0.39
Distributions to shareholders:
Net investment income	$(0.32)	$(0.43)	$(0.36)	$(0.16)	$(0.45)	$(0.39)
Net realized gain	—	—	—	(0.53)	—	—
Tax return of capital	—	—	—	(0.17)	—	—
Total distributions	$(0.32)	$(0.43)	$(0.36)	$(0.86)	$(0.45)	$(0.39)
Net increase (decrease) in net asset value	$(0.26)	$0.95	$(0.15)	$(2.33)	$0.48	$—
Net asset value, end of period	$9.61	$9.87	$8.92	$9.07	$11.40	$10.92
Total return (b)	0.67%(c)	15.82%	2.28%(d)	(13.73)%	8.58%	3.73%
Ratio of net expenses to average net assets	0.59%(e)	0.59%	0.59%	0.59%	0.63%	0.62%
Ratio of net investment income (loss) to average net assets	6.20%(e)	5.93%	5.38%	3.88%	3.55%	4.02%
Portfolio turnover rate	29%(c)	63%	51%	56%	67%	69%
Net assets, end of period (in thousands)	$581,702	$558,073	$426,933	$403,112	$465,149	$414,610
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.62%(e)	0.63%	0.64%	0.61%	0.63%	0.62%
Net investment income (loss) to average net assets	6.17%(e)	5.89%	5.33%	3.86%	3.55%	4.02%
*	Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class K’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
86Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Class R*
Net asset value, beginning of period	$10.03	$9.07	$9.21	$11.58	$11.09	$11.08
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.26	$0.49	$0.43	$0.32	$0.33	$0.35
Net realized and unrealized gain (loss) on investments	(0.23)	0.84	(0.28)	(1.90)	0.52	(0.03)
Net increase (decrease) from investment operations	$0.03	$1.33	$0.15	$(1.58)	$0.85	$0.32
Distributions to shareholders:
Net investment income	$(0.29)	$(0.37)	$(0.29)	$(0.09)	$(0.36)	$(0.31)
Net realized gain	—	—	—	(0.53)	—	—
Tax return of capital	—	—	—	(0.17)	—	—
Total distributions	$(0.29)	$(0.37)	$(0.29)	$(0.79)	$(0.36)	$(0.31)
Net increase (decrease) in net asset value	$(0.26)	$0.96	$(0.14)	$(2.37)	$0.49	$0.01
Net asset value, end of period	$9.77	$10.03	$9.07	$9.21	$11.58	$11.09
Total return (b)	0.32%(c)	14.90%	1.60%(d)	(14.46)%	7.77%	3.03%
Ratio of net expenses to average net assets	1.35%(e)	1.34%	1.35%	1.34%	1.37%	1.40%
Ratio of net investment income (loss) to average net assets	5.43%(e)	5.18%	4.62%	3.09%	2.83%	3.23%
Portfolio turnover rate	29%(c)	63%	51%	56%	67%	69%
Net assets, end of period (in thousands)	$52,442	$55,365	$54,791	$62,624	$94,136	$103,585
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.38%(e)	1.37%	1.39%	1.36%	1.37%	1.40%
Net investment income (loss) to average net assets	5.40%(e)	5.15%	4.58%	3.07%	2.83%	3.23%
*	Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class R’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
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Financial Highlights  (continued)
	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Class Y*
Net asset value, beginning of period	$9.86	$8.91	$9.05	$11.38	$10.91	$10.90
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.29	$0.55	$0.48	$0.39	$0.39	$0.42
Net realized and unrealized gain (loss) on investments	(0.24)	0.82	(0.27)	(1.87)	0.51	(0.03)
Net increase (decrease) from investment operations	$0.05	$1.37	$0.21	$(1.48)	$0.90	$0.39
Distributions to shareholders:
Net investment income	$(0.31)	$(0.42)	$(0.35)	$(0.15)	$(0.43)	$(0.38)
Net realized gain	—	—	—	(0.53)	—	—
Tax return of capital	—	—	—	(0.17)	—	—
Total distributions	$(0.31)	$(0.42)	$(0.35)	$(0.85)	$(0.43)	$(0.38)
Net increase (decrease) in net asset value	$(0.26)	$0.95	$(0.14)	$(2.33)	$0.47	$0.01
Net asset value, end of period	$9.60	$9.86	$8.91	$9.05	$11.38	$10.91
Total return (b)	0.62%(c)	15.72%	2.28%(d)	(13.85)%	8.37%	3.71%
Ratio of net expenses to average net assets	0.69%(e)	0.69%	0.69%	0.69%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets	6.09%(e)	5.83%	5.28%	3.77%	3.44%	3.91%
Portfolio turnover rate	29%(c)	63%	51%	56%	67%	69%
Net assets, end of period (in thousands)	$2,209,532	$2,260,498	$2,099,995	$2,579,954	$3,204,878	$2,896,168
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.74%(e)	0.73%	0.74%	0.71%	0.74%	0.74%
Net investment income (loss) to average net assets	6.04%(e)	5.79%	5.23%	3.75%	3.44%	3.91%
*	Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
88Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

Notes to Financial Statements  |  3/31/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Strategic Income Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Strategic Income Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6, Class R and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund’s operations. The investment objective of the Fund is to produce a high level of current income.
The Fund offers  ﬁve classes of shares designated as Class A, Class C, Class R6, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class.  There is no distribution plan for Class R6 or Class Y shares.
During the periods covered by these financial statements, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory
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Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser. See Note 10. During the periods covered by these financial statements, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
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A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange,
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prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The
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Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
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C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of March 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of March 31, 2025, the Fund had accrued $137,886 in reserve for repatriation taxes related to capital gains.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
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A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended September 30, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$142,547,262
Total	$142,547,262
The following shows the components of distributable earnings (losses) on a federal income tax basis at September 30, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$25,449,397
Capital loss carryforward	(353,347,863)
Other book/tax temporary differences	(2,745,680)
Net unrealized depreciation	(102,604,094)
Total	$(433,248,240)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to the tax deferral of losses on wash sales, realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the book/tax differences in the adjustments relating to insurance-linked securities, the tax treatment of premium and amortization, and the accrual of income on securities in default.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Amundi Distributors US, Inc., the Predecessor Fund’s distributor, earned $9,686 in underwriting commissions on the sale of Class A shares during the six months ended March 31, 2025.
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F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class K and Class Y shares of the Predecessor Fund did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R6, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer
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demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is
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generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income
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securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have
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been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to
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them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at March 31, 2025 are listed in the Schedule of Investments.
I.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the
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instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Fund’s investment adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Fund’s investment adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
J.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled
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to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at March 31, 2025 are disclosed in the Schedule of Investments.
K.	Purchased Options
The Fund may purchase put and call options to seek to increase total return. Purchased call and put options entitle the Fund to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Fund is included on the Statement of Assets and Liabilities as an investment. All premiums are marked-to-market daily, and any unrealized appreciation or depreciation is recorded on the Fund’s Statement of Operations. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments on the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid.
The average market value of purchased options contracts open during the six months ended March 31, 2025 was $663,083. There were no open purchased options contracts at March 31, 2025.
L.	Option Writing
The Fund may write put and covered call options to seek to increase total return. When an option is written, the Fund receives a premium and becomes obligated to purchase or sell the underlying security at a fixed price, upon the exercise of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as “Written options outstanding” on the Statement of Assets
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and Liabilities and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments on the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain on the Statement of Operations, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on the Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
The average market value of written options for the six months ended March 31, 2025 was $(331,541). There were no open written options contracts at March 31, 2025.
M.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).
During the six months ended March 31, 2025, the Predecessor Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the six months ended March 31, 2025 was $159,285,003 and $140,333,651 for buys and sells, respectively. Open forward foreign currency exchange contracts outstanding at March 31, 2025 are listed in the Schedule of Investments.
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N.	TBA Purchases and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of March 31, 2025, the amount of cash deposited with a broker as collateral is recorded as “Collateral due from broker for TBA sales commitments” on the Statement of Assets and Liabilities, and totalled $574,000. No collateral was pledged by counterparties for TBAs.
O.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at
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March 31, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the six months ended March 31, 2025 were $1,217,609,782 and $126,427,794, respectively. Open futures contracts outstanding at March 31, 2025 are listed in the Schedule of Investments.
P.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default
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swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
The Fund may invest in credit default swap index products (“CDX”). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a
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long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at March 31, 2025 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional value of credit default swap contracts buy protection open during the six months ended March 31, 2025 was $424,942,429. Open credit default swap contracts at March 31, 2025 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion, 0.55% on the next $9 billion and 0.50% on assets over $10 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion, 0.55% on the next $9 billion and 0.50% on assets over $10 billion. For the six months ended March 31, 2025, the effective management fee (excluding waivers
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and/or reimbursements) was equivalent to 0.56% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, brokerage commissions) do not exceed 1.07%, 1.69%, 0.59%, 1.34% and 0.69% of the Fund’s Class A, Class C, Class R6, Class R and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028.  The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The agreement may only be terminated by the Fund’s Board of Trustees.  There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above.
Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce Fund expenses to 0.59% and 0.69% of the average daily net assets attributable to Class K and Class Y shares, respectively. These expense limitations were in effect during the six months ended March 31, 2025. Fees waived and expenses reimbursed during the six months ended are reflected on the Statement of Operations.
In addition, under the Predecessor Fund’s management and administration agreements with Amundi US, certain other services and costs, including accounting, regulatory reporting and insurance premiums, were paid by the Predecessor Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $628,933 in management fees payable to the Adviser at March 31, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended March 31, 2025, the Predecessor Fund paid $88,560 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At March 31, 2025, on its Statement of Assets and Liabilities, the Predecessor
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Fund had a payable for Trustees’ fees of $5,426 and a payable for administrative expenses of $96,554, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund and the Predecessor Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Predecessor Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Predecessor  Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended March 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$26,864
Class C	2,562
Class K	9,881
Class R	2,054
Class Y	96,614
Total	$137,975
5. Distribution and Service Plans
The Predecessor Fund adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, Predecessor Fund paid its distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Predecessor Fund also paid its distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consisted of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $62,159 in distribution fees payable to Amundi Distributor US, Inc, the Predecessor Fund's distributor at March 31, 2025.
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The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R6, Class R or Class Y shares. Proceeds from the CDSCs were paid to the Predecessor Fund's distributor. For the six months ended March 31, 2025, CDSCs in the amount of $740 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Predecessor Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. The Predecessor Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Predecessor Fund’s prospectus and the 1940 Act. The Predecessor Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended March 31, 2025, the Predecessor Fund had no borrowings under the credit facility.
7. Master Netting Agreements
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to
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terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Fund as collateral, if any, are identiﬁed as such in the Schedule of Investments.
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Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Fund as of March 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America NA	$58,921	$(58,921)	$—	$—	$—
Citibank NA	177,693	(177,693)	—	—	—
Goldman Sachs & Co.	738,698	(738,698)	—	—	—
HSBC Bank USA NA	555,586	—	—	—	555,586
JPMorgan Chase Bank NA	547,512	(452,527)	—	—	94,985
Morgan Stanley & Co., LLC	95,352	—	—	—	95,352
Total	$2,173,762	$(1,427,839)	$—	$—	$745,923
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America NA	$651,132	$(58,921)	$—	$(592,211)	$—
Citibank NA	617,994	(177,693)	—	—	440,301
Goldman Sachs & Co.	862,070	(738,698)	—	(123,372)	—
HSBC Bank USA NA	—	—	—	—	—
JPMorgan Chase Bank NA	452,527	(452,527)	—	—	—
Morgan Stanley & Co., LLC	—	—	—	—	—
Total	$2,583,723	$(1,427,839)	$—	$(715,583)	$440,301

(a)	The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of derivative assets and liabilities cannot be less than $0.
(b)	Represents the net amount receivable from the counterparty in the event of default.
(c)	Represents the net amount payable to the counterparty in the event of default.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25113

8. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
114Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$2,173,762	$—	$—
Net unrealized appreciation on futures contracts^	14,922,700	—	—	—	—
Total Value	$14,922,700	$—	$2,173,762	$—	$—
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$2,583,723	$—	$—
Centrally cleared swap contracts†	—	1,449,208	—	—	—
Total Value	$—	$1,449,208	$2,583,723	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25115

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at March 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$(49,855,918)	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	3,392,783	—	—
Options purchased*	—	—	(6,267,365)	—	—
Options written	—	—	3,061,858	—	—
Swap contracts	—	606,471	—	—	—
Total Value	$(49,855,918)	$606,471	$187,276	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$17,247,381	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	(4,659,184)	—	—
Options purchased**	—	—	4,278,117	—	—
Options written	—	—	(2,067,233)	—	—
Swap contracts	—	(624,102)	—	—	—
Total Value	$17,247,381	$(624,102)	$(2,448,300)	$—	$—

*	Reflects the net realized gain (loss) on purchased option contracts (see Note 1K). These amounts are included in net realized gain (loss) on investments in unaffiliated issuers, on the Statement of Operations.
**	Reflects the change in net unrealized appreciation (depreciation) on purchased option contracts (see Note 1K). These amounts are included in change in net unrealized appreciation (depreciation) on investments in unaffiliated issuers, on the Statement of Operations.
9. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of March 31, 2025, the Predecessor Fund had no unfunded loan commitments outstanding.
116Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

10. Subsequent Event
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). The purpose of this transaction was to combine two funds with similar investment objectives and strategies.
This tax-free Reorganization was accomplished by exchanging the assets and liabilities of the Predecessor Fund for shares of the Fund. Shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $3,484,675,210 and an identified cost of $3,640,129,391 at April 1, 2025, was the principal asset acquired by the Fund.
The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25117

Approval of Investment Advisory Agreement
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Strategic Income Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Strategic Income (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.  Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the
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Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i)    that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii)    representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii)    that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25119

(iv)    the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v)    Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi)    Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii)    the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii)    the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix)    that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x)    that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
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(xi)    that Victory Capital had acquired and integrated several investment management companies;
(xii)    that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii)    the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25121

Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund.  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business
122Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25123

Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for
124Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship,
Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25125

including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
126Victory Pioneer Strategic Income Fund | Semi-Annual | 3/31/25

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19207-20-0525

Victory Pioneer Intrinsic
Value Fund*
Semi-Annual: Full Financials
March 31, 2025
* Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Intrinsic Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Intrinsic Value Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Victory Pioneer Intrinsic Value Fund.

visit us: vcm.com

Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/251

Schedule of Investments  |  3/31/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 129.7%
	Common Stocks — 126.1% of Net Assets
	Air Freight & Logistics — 5.9%
489	Deutsche Post AG (A.D.R.)	$ 20,998
694	United Parcel Service, Inc., Class B	76,333
	Total Air Freight & Logistics	$97,331

	Automobiles — 2.3%
3,752	Ford Motor Co.	$ 37,633
	Total Automobiles	$37,633

	Banks — 17.8%
1,878	Bank of America Corp.	$ 78,369
526	Citizens Financial Group, Inc.	21,550
307	Comerica, Inc.	18,131
90	JPMorgan Chase & Co.	22,077
1,315	Truist Financial Corp.	54,112
475	US Bancorp	20,055
1,126	Wells Fargo & Co.	80,836
	Total Banks	$295,130

	Beverages — 0.4%
36	Constellation Brands, Inc., Class A	$ 6,607
	Total Beverages	$6,607

	Biotechnology — 1.6%
196(a)	Biogen, Inc.	$ 26,821
	Total Biotechnology	$26,821

	Broadline Retail — 2.7%
649	eBay, Inc.	$ 43,957
	Total Broadline Retail	$43,957

	Capital Markets — 11.9%
463	Morgan Stanley	$ 54,018
446	Northern Trust Corp.	43,998
152	Raymond James Financial, Inc.	21,114
642	State Street Corp.	57,478
220	T Rowe Price Group, Inc.	20,212
	Total Capital Markets	$196,820

	Chemicals — 6.7%
294	Dow, Inc.	$ 10,267
738	LyondellBasell Industries NV, Class A	51,955
The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/25

Shares		Value
	Chemicals — (continued)
1,196	Mosaic Co.	$ 32,304
143	PPG Industries, Inc.	15,637
	Total Chemicals	$110,163

	Communications Equipment — 3.6%
979	Cisco Systems, Inc.	$ 60,414
	Total Communications Equipment	$60,414

	Consumer Staples Distribution & Retail — 3.6%
574	Target Corp.	$ 59,903
	Total Consumer Staples Distribution & Retail	$59,903

	Distributors — 1.2%
167	Genuine Parts Co.	$ 19,896
	Total Distributors	$19,896

	Diversified Telecommunication Services — 3.1%
1,147	Verizon Communications, Inc.	$ 52,028
	Total Diversified Telecommunication Services	$52,028

	Electric Utilities — 4.5%
305	Duke Energy Corp.	$ 37,201
591	Eversource Energy	36,707
	Total Electric Utilities	$73,908

	Financial Services — 0.9%
470	Corebridge Financial, Inc.	$ 14,838
	Total Financial Services	$14,838

	Food Products — 4.2%
824	Conagra Brands, Inc.	$ 21,976
1,183	The Campbell’s Co.	47,225
	Total Food Products	$69,201

	Health Care Equipment & Supplies — 5.2%
465	Medtronic Plc	$ 41,785
386	Zimmer Biomet Holdings, Inc.	43,687
	Total Health Care Equipment & Supplies	$85,472

	Health Care Providers & Services — 0.9%
21	Cigna Group	$ 6,909
49	Quest Diagnostics, Inc.	8,291
	Total Health Care Providers & Services	$15,200

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/253

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Shares		Value
	Hotel & Resort REITs — 1.9%
2,249	Host Hotels & Resorts, Inc.	$ 31,958
	Total Hotel & Resort REITs	$31,958

	Household Durables — 2.7%
190	DR Horton, Inc.	$ 24,154
229	Whirlpool Corp.	20,640
	Total Household Durables	$44,794

	Industrial Conglomerates — 3.5%
394	3M Co.	$ 57,863
	Total Industrial Conglomerates	$57,863

	Insurance — 6.0%
700	American International Group, Inc.	$ 60,858
337	Prudential Financial, Inc.	37,636
	Total Insurance	$98,494

	IT Services — 3.9%
261	International Business Machines Corp.	$ 64,900
	Total IT Services	$64,900

	Machinery — 3.9%
229	AGCO Corp.	$ 21,199
67	Deere & Co.	31,446
121	Oshkosh Corp.	11,384
	Total Machinery	$64,029

	Media — 3.7%
1,643	Comcast Corp., Class A	$ 60,627
	Total Media	$60,627

	Metals & Mining — 1.1%
373	Newmont Corp.	$ 18,008
	Total Metals & Mining	$18,008

	Oil, Gas & Consumable Fuels — 13.8%
650	ConocoPhillips	$ 68,263
2,144	Coterra Energy, Inc.	61,961
155	EOG Resources, Inc.	19,877
661	Exxon Mobil Corp.	78,613
	Total Oil, Gas & Consumable Fuels	$228,714

	Pharmaceuticals — 9.1%
696	Bristol-Myers Squibb Co.	$ 42,449
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/25

Shares		Value
	Pharmaceuticals — (continued)
461	Johnson & Johnson	$ 76,452
585	Sanofi S.A. (A.D.R.)	32,444
	Total Pharmaceuticals	$151,345

	Total Common Stocks (Cost $1,889,509)	$2,086,054

	SHORT TERM INVESTMENTS — 3.6% of Net Assets
	Open-End Fund — 3.6%
59,065(b)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 59,065
		$59,065

	TOTAL SHORT TERM INVESTMENTS (Cost $59,065)	$59,065

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 129.7% (Cost $1,948,574)	$2,145,119
	OTHER ASSETS AND LIABILITIES — (29.7)%	$(491,613)
	net assets — 100.0%	$1,653,506

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2025.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended March 31, 2025, aggregated $919,945 and $877,353, respectively.
At March 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $1,948,574 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$298,064
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(101,519)
Net unrealized appreciation	$196,545
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/255

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,086,054	$—	$—	$2,086,054
Open-End Fund	59,065	—	—	59,065
Total Investments in Securities	$2,145,119	$—	$—	$2,145,119
During the period ended March 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/25

Statement of Assets and Liabilities  |  3/31/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $1,948,574)	$2,145,119
Receivables —
Fund shares sold	166
Dividends	2,213
Due from the Adviser	4,662
Other assets	18,432
Total assets	$2,170,592
LIABILITIES:
Payables —
Fund shares repurchased	$455,073
Trustees’ fees	7
Professional fees	44,661
Management fees	312
Administrative expenses	49
Distribution fees	256
Accrued expenses	16,728
Total liabilities	$517,086
NET ASSETS:
Paid-in capital	$1,398,753
Distributable earnings	254,753
Net assets	$1,653,506
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $881,324/75,824 shares)	$11.62
Class C* (based on $391,434/33,479 shares)	$11.69
Class Y* (based on $380,748/32,724 shares)	$11.64
MAXIMUM OFFERING PRICE PER SHARE:
Class A* (based on $11.62 net asset value per share/100%-5.75% maximum sales charge)	$12.33

*	Pioneer Intrinsic Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/257

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 3/31/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers	$34,147
Total Investment Income		$34,147
EXPENSES:
Management fees	$4,582
Administrative expenses	5,168
Transfer agent fees
Class A*	130
Class C*	29
Class Y*	22
Distribution fees
Class A*	1,188
Class C*	2,618
Shareholder communications expense	96
Registration fees	15,389
Professional fees	33,458
Printing expense	10,496
Officers’ and Trustees’ fees	3,760
Insurance expense	23
Miscellaneous	2,589
Total expenses		$79,548
Less fees waived and expenses reimbursed by the Adviser		(69,888)
Net expenses		$9,660
Net investment income		$24,487
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$69,688
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$(40,941)
Net realized and unrealized gain (loss) on investments		$28,747
Net increase in net assets resulting from operations		$53,234
*	Pioneer Intrinsic Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/25

Statements of Changes in Net Assets
	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24
FROM OPERATIONS:
Net investment income (loss)	$24,487	$43,175
Net realized gain (loss) on investments	69,688	118,409
Change in net unrealized appreciation (depreciation) on investments	(40,941)	238,395
Net increase in net assets resulting from operations	$53,234	$399,979
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($1.12 and $0.21 per share, respectively)	$(83,833)	$(13,816)
Class C* ($1.03 and $0.13 per share, respectively)	(43,107)	(5,814)
Class Y* ($1.15 and $0.23 per share, respectively)	(52,115)	(10,254)
Total distributions to shareholders	$(179,055)	$(29,884)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$115,188	$136,420
Reinvestment of distributions	174,444	26,873
Cost of shares repurchased	(476,162)	(122,950)
Net increase (decrease) in net assets resulting from Fund share transactions	$(186,530)	$40,343
Net increase (decrease) in net assets	$(312,351)	$410,438
NET ASSETS:
Beginning of period	$1,965,857	$1,555,419
End of period	$1,653,506	$1,965,857
*	Pioneer Intrinsic Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/259

Statements of Changes in Net Assets
(continued)
	Six Months Ended 3/31/25 Shares (unaudited)	Six Months Ended 3/31/25 Amount (unaudited)	Year Ended 9/30/24 Shares	Year Ended 9/30/24 Amount
Class A*
Shares sold	9,796	$115,176	9,256	$103,960
Reinvestment of distributions	6,831	82,376	1,200	12,858
Less shares repurchased	(13,369)	(155,694)	(4,431)	(51,294)
Net increase	3,258	$41,858	6,025	$65,524
Class C*
Shares sold	—	$—	2,404	$26,360
Reinvestment of distributions	3,467	42,124	483	5,220
Less shares repurchased	(11,584)	(135,850)	(5,742)	(65,112)
Net decrease	(8,117)	$(93,726)	(2,855)	$(33,532)
Class Y*
Shares sold	1	$12	524	$6,100
Reinvestment of distributions	4,133	49,944	820	8,795
Less shares repurchased	(15,852)	(184,618)	(573)	(6,544)
Net increase (decrease)	(11,718)	$(134,662)	771	$8,351
*	Pioneer Intrinsic Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/25

Financial Highlights
	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class A**
Net asset value, beginning of period	$12.38	$10.05	$8.77	$9.68	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.15	$0.29	$0.20	$0.17	$0.06
Net realized and unrealized gain (loss) on investments	0.21	2.25	1.26	(0.94)	(0.38)
Net increase (decrease) from investment operations	$0.36	$2.54	$1.46	$(0.77)	$(0.32)
Distributions to shareholders:
Net investment income	$(0.29)	$(0.21)	$(0.18)	$(0.14)	$—
Net realized gain	(0.83)	—	—	—	—
Total distributions	$(1.12)	$(0.21)	$(0.18)	$(0.14)	$—
Net increase (decrease) in net asset value	$(0.76)	$2.33	$1.28	$(0.91)	$(0.32)
Net asset value, end of period	$11.62	$12.38	$10.05	$8.77	$9.68
Total return (b)	2.74%(c)	25.56%	16.64%	(8.23)%	(3.20)%(c)
Ratio of net expenses to average net assets	0.84%(d)	0.85%	0.85%	0.84%	0.80%(d)
Ratio of net investment income (loss) to average net assets	2.51%(d)	2.58%	1.96%	1.68%	1.45%(d)
Portfolio turnover rate	43%(c)	90%	22%	28%	1%(c)
Net assets, end of period (in thousands)	$881	$898	$668	$381	$291
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	7.70%(d)	9.80%	14.09%	18.21%	23.11%(d)
Net investment income (loss) to average net assets	(4.35)%(d)	(6.37)%	(11.28)%	(15.69)%	(20.86)%(d)
*	Class A commenced operations on May 10, 2021.
**	Pioneer Intrinsic Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/2511

Financial Highlights  (continued)
	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class C**
Net asset value, beginning of period	$12.40	$10.07	$8.78	$9.65	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.11	$0.20	$0.12	$0.09	$0.03
Net realized and unrealized gain (loss) on investments	0.21	2.26	1.27	(0.96)	(0.38)
Net increase (decrease) from investment operations	$0.32	$2.46	$1.39	$(0.87)	$(0.35)
Distributions to shareholders:
Net investment income	$(0.20)	$(0.13)	$(0.10)	$—	$—
Net realized gain	(0.83)	—	—	—	—
Total distributions	$(1.03)	$(0.13)	$(0.10)	$—	$—
Net increase (decrease) in net asset value	$(0.71)	$2.33	$1.29	$(0.87)	$(0.35)
Net asset value, end of period	$11.69	$12.40	$10.07	$8.78	$9.65
Total return (b)	2.39%(c)	24.63%	15.81%	(9.02)%	(3.50)%(c)
Ratio of net expenses to average net assets	1.57%(d)	1.60%	1.58%	1.58%	1.60%(d)
Ratio of net investment income (loss) to average net assets	1.78%(d)	1.81%	1.21%	0.90%	0.65%(d)
Portfolio turnover rate	43%(c)	90%	22%	28%	1%(c)
Net assets, end of period (in thousands)	$391	$516	$447	$384	$368
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	8.43%(d)	10.53%	14.81%	18.96%	23.98%(d)
Net investment income (loss) to average net assets	(5.08)%(d)	(7.12)%	(12.02)%	(16.48)%	(21.73)%(d)
*	Class C commenced operations on May 10, 2021.
**	Pioneer Intrinsic Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/25

	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class Y**
Net asset value, beginning of period	$12.41	$10.06	$8.78	$9.69	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.17	$0.32	$0.22	$0.20	$0.07
Net realized and unrealized gain (loss) on investments	0.21	2.26	1.26	(0.95)	(0.38)
Net increase (decrease) from investment operations	$0.38	$2.58	$1.48	$(0.75)	$(0.31)
Distributions to shareholders:
Net investment income	$(0.32)	$(0.23)	$(0.20)	$(0.16)	$—
Net realized gain	(0.83)	—	—	—	—
Total distributions	$(1.15)	$(0.23)	$(0.20)	$(0.16)	$—
Net increase (decrease) in net asset value	$(0.77)	$2.35	$1.28	$(0.91)	$(0.31)
Net asset value, end of period	$11.64	$12.41	$10.06	$8.78	$9.69
Total return (b)	2.93%(c)	26.06%	16.91%	(8.04)%	(3.10)%(c)
Ratio of net expenses to average net assets	0.55%(d)	0.55%	0.55%	0.55%	0.55%(d)
Ratio of net investment income (loss) to average net assets	2.80%(d)	2.88%	2.24%	1.95%	1.70%(d)
Portfolio turnover rate	43%(c)	90%	22%	28%	1%(c)
Net assets, end of period (in thousands)	$381	$552	$440	$412	$404
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	7.42%(d)	9.49%	13.81%	17.95%	22.87%(d)
Net investment income (loss) to average net assets	(4.07)%(d)	(6.06)%	(11.02)%	(15.45)%	(20.62)%(d)
*	Class Y commenced operations on May 10, 2021.
**	Pioneer Intrinsic Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/2513

Notes to Financial Statements  |  3/31/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Intrinsic Value Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Intrinsic Value Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C and Class Y shares in exchange for the Fund’s Class A, Class C and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund’s operations. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class A, Class C and Class Y commenced operations on May 10, 2021. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
During the periods covered by these financial statements, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the
14Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/25

Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser. See Note 6. During the periods covered by these financial statements, Amundi Distributor US, Inc., an afﬁliate of Amundi US, served as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/2515

A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading
16Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/25

halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of March 31, 2025, the Fund did not accrue any interest or
Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/2517

penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended September 30, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$29,884
Total	$29,884
The following shows the components of distributable earnings (losses) on a federal income tax basis at September 30, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$80,378
Undistributed long-term capital gains	62,710
Net unrealized appreciation	237,486
Total	$380,574
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Amundi Distributors US, Inc., the Predecessor Fund's distributor, earned $261 in underwriting commissions on the sale of Class A shares during the six months ended March 31, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
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During the periods covered by these financial statements, distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares of the Predecessor Fund did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services were allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
During the periods covered by these financial statements, distributions to shareholders were recorded as of the ex-dividend date. During the periods covered by these financial statements, distributions paid by the Predecessor Fund with respect to each class of shares were calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares of the Predecessor Fund reflected different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/2519

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund may invest in equity securities of large companies. Large companies may fall out of favor with investors and underperform the overall equity market.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an
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investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. During the periods covered by these financial statements, Amundi US served as the Fund's investment adviser. Management fees payable under the Fund’s Investment Advisory Agreement with Amundi US were calculated daily and paid monthly at the annual rate of 0.45% of the Fund’s average daily net assets up to $1 billion and 0.40% of the Fund’s average daily net assets over $1 billion. Prior to
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the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.45% of the Fund’s average daily net assets up to $1 billion and 0.40% of the Fund’s average daily net assets over $1 billion. For the six months ended March 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.45% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, brokerage commissions) do not exceed 0.85%, 1.60% and 0.55% of the Fund’s Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028.  The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The agreement may only be terminated by the Fund’s Board of Trustees.  There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above.
Prior to the Reorganization, Amundi US contractually agreed to waive and/or reimburse ordinary operating expenses (ordinary operating expenses means all Fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce Fund expenses to 0.85%, 1.60% and 0.55% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations were in effect during the six months ended March 31, 2025. Fees waived and expenses reimbursed during the six months ended March 31, 2025 are reflected on the Statement of Operations.
In addition, under the Predecessor Fund’s management and administration agreements with Amundi US, certain other services and costs, including accounting, regulatory reporting and insurance premiums, were paid by the Predecessor Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $312 in management fees payable to Amundi US at March 31, 2025.
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3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended March 31, 2025, the Predecessor Fund paid $3,760 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At March 31, 2025, on its Statement of Assets and Liabilities, the Predecessor Fund had a payable for Trustees’ fees of $7 and a payable for administrative expenses of $49, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund and the Predecessor Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Predecessor Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Predecessor  Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended March 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$72
Class C	18
Class Y	6
Total	$96
5. Distribution Plan
The Predecessor Fund adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Predecessor Fund paid its distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Predecessor Fund also paid its distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consisted of a 0.25% service fee and a 0.75% distribution fee
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paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $256 in distribution fees payable to the Amundi Distributors US, Inc., the Predecessor Fund's distributor, at March 31, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs were paid to the Predecessor Fund's distributor. For the six months ended March 31, 2025, no CDSCs were paid to Amundi Distributor US, Inc., the Predecessor Fund’s distributor.
6. Subsequent Event
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). The purpose of this transaction was to combine two funds with similar investment objectives and strategies.
This tax-free Reorganization was accomplished by exchanging the assets and liabilities of the Predecessor Fund for shares of the Fund. Shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $1,679,359 and an identified cost of $1,494,402 at April 1, 2025, was the principal asset acquired by the Fund.
The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
The Trustees of the fund have authorized the liquidation of the fund. It is anticipated that the fund will be liquidated on or about July 25, 2025 (the “Liquidation Date”). The fund will discontinue accepting requests from new accounts to purchase shares or process exchanges into the fund effective at the close of business on May 23, 2025. The fund will discontinue accepting requests from existing accounts to purchase shares or process exchanges into the fund effective at the close of business on July 18, 2025. Shares purchased through any dividend reinvestment and certain automatic investments will continue to be processed up to the Liquidation Date. The
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fund also may accept additional investments from established employer-sponsored retirement plans up to the Liquidation Date.
Prior to the fund’s liquidation, all or a substantial portion of the fund’s assets may be invested in cash, cash equivalents and debt securities with remaining maturities of less than one year. When invested in such instruments in anticipation of the liquidation, the fund may not be able to achieve its investment objectives.
Shareholders can redeem their shares of the fund at any time prior to liquidation.
Victory Pioneer Intrinsic Value Fund | Semi-Annual | 3/31/2525

Approval of Investment Advisory Agreement
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Intrinsic Value Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Intrinsic Value Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.  Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the
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Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
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(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
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(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
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Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund.  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business
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management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
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Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for
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allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship,
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including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
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How to Contact Victory Capital
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This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
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Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
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© 2025 Victory Capital Management, Inc. 32975-03-0525

Victory Pioneer Global Value Fund*
Semi-Annual: Full Financials
March 31, 2025
* Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Value Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Victory Pioneer Global Value Fund.

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Victory Pioneer Global Value Fund | Semi-Annual | 3/31/251

Schedule of Investments  |  3/31/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 110.0%
	Common Stocks — 108.3% of Net Assets
	Aerospace & Defense — 1.0%
458	Hensoldt AG	$ 30,690
	Total Aerospace & Defense	$30,690

	Automobile Components — 1.2%
900	Bridgestone Corp.	$ 36,145
	Total Automobile Components	$36,145

	Automobiles — 1.1%
1,800	Subaru Corp.	$ 32,048
	Total Automobiles	$32,048

	Banks — 26.4%
5,438	ABN AMRO Bank NV (C.V.A.) (144A)	$ 114,531
2,860	Bank of America Corp.	119,348
4,715	Bank of Ireland Group Plc	55,799
1,488	Citizens Financial Group, Inc.	60,963
918	Danske Bank A/S	30,098
1,285	Hana Financial Group, Inc.	52,294
1,330	KB Financial Group, Inc. (A.D.R.)	71,966
6,001	Standard Chartered Plc	88,941
2,500	Sumitomo Mitsui Financial Group, Inc.	63,790
1,458	US Bancorp	61,557
744	Wells Fargo & Co.	53,412
	Total Banks	$772,699

	Beverages — 1.0%
4,000	Tsingtao Brewery Co., Ltd., Class H	$ 28,832
	Total Beverages	$28,832

	Biotechnology — 2.2%
309	AbbVie, Inc.	$ 64,742
	Total Biotechnology	$64,742

	Broadline Retail — 2.6%
1,600	Alibaba Group Holding, Ltd.	$ 26,529
718	eBay, Inc.	48,630
	Total Broadline Retail	$75,159

	Capital Markets — 5.3%
425	Bank of New York Mellon Corp.	$ 35,645
694	State Street Corp.	62,134
1,861	UBS Group AG	57,024
	Total Capital Markets	$154,803

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Global Value Fund | Semi-Annual | 3/31/25

Shares		Value
	Construction Materials — 3.4%
678	CRH Plc	$ 59,080
375	Holcim AG	40,340
	Total Construction Materials	$99,420

	Consumer Staples Distribution & Retail — 0.0%
268+#	Magnit PJSC	$ —
	Total Consumer Staples Distribution & Retail	$—

	Electric Utilities — 7.3%
656	American Electric Power Co., Inc.	$ 71,681
1,122	Eversource Energy	69,687
1,790	FirstEnergy Corp.	72,352
	Total Electric Utilities	$213,720

	Electrical Equipment — 3.0%
800	Fuji Electric Co., Ltd.	$ 33,973
2,900	Mitsubishi Electric Corp.	52,950
	Total Electrical Equipment	$86,923

	Financial Services — 2.8%
448	Edenred SE	$ 14,619
6,596(a)	Nexi S.p.A. (144A)	35,123
488(a)	PayPal Holdings, Inc.	31,842
	Total Financial Services	$81,584

	Food Products — 1.4%
339	J M Smucker Co.	$ 40,141
	Total Food Products	$40,141

	Health Care Equipment & Supplies — 2.3%
740	Medtronic Plc	$ 66,496
	Total Health Care Equipment & Supplies	$66,496

	Health Care Providers & Services — 3.5%
751	Cardinal Health, Inc.	$ 103,465
	Total Health Care Providers & Services	$103,465

	Hotels, Restaurants & Leisure — 0.8%
12,400(a)	Sands China, Ltd.	$ 24,972
	Total Hotels, Restaurants & Leisure	$24,972

	Household Durables — 2.3%
4,397	Persimmon Plc	$ 67,841
	Total Household Durables	$67,841

	Insurance — 4.5%
230	Chubb, Ltd.	$ 69,458
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Value Fund | Semi-Annual | 3/31/253

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Shares		Value
	Insurance — (continued)
4,500	Ping An Insurance Group Co. of China, Ltd., Class H	$ 26,848
105	Willis Towers Watson Plc	35,485
	Total Insurance	$131,791

	IT Services — 1.9%
220	International Business Machines Corp.	$ 54,705
	Total IT Services	$54,705

	Metals & Mining — 7.3%
2,714	Barrick Gold Corp.	$ 52,760
1,240	Newmont Corp.	59,867
595	Rio Tinto Plc	35,571
793	Teck Resources, Ltd., Class B	28,889
3,448	thyssenkrupp AG	35,436
	Total Metals & Mining	$212,523

	Oil, Gas & Consumable Fuels — 10.1%
607	Expand Energy Corp.	$ 67,571
628	Exxon Mobil Corp.	74,688
1,584	Ovintiv, Inc.	67,795
4,480+#	Rosneft Oil Co. PJSC	—
1,159	Shell Plc (A.D.R.)	84,932
	Total Oil, Gas & Consumable Fuels	$294,986

	Pharmaceuticals — 6.2%
1,898	GSK Plc	$ 36,250
262	Johnson & Johnson	43,450
1,758	Pfizer, Inc.	44,548
519	Sanofi S.A.	57,510
	Total Pharmaceuticals	$181,758

	Semiconductors & Semiconductor Equipment — 1.0%
183	QUALCOMM, Inc.	$ 28,111
	Total Semiconductors & Semiconductor Equipment	$28,111

	Technology Hardware, Storage & Peripherals — 6.3%
1,100	FUJIFILM Holdings Corp.	$ 21,059
2,272	Hewlett Packard Enterprise Co.	35,057
2,480	Samsung Electronics Co., Ltd.	98,212
336	Seagate Technology Holdings Plc	28,543
	Total Technology Hardware, Storage & Peripherals	$182,871

	Trading Companies & Distributors — 3.4%
311	AerCap Holdings NV	$ 31,775
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Global Value Fund | Semi-Annual | 3/31/25

Shares		Value
	Trading Companies & Distributors — (continued)
504	Brenntag SE	$ 32,563
1,800	Mitsui & Co., Ltd.	33,832
	Total Trading Companies & Distributors	$98,170

	Total Common Stocks (Cost $2,787,134)	$3,164,595

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 1.7% of Net Assets
50,000(b)	U.S. Treasury Bills, 4/15/25	$ 49,918
	Total U.S. Government and Agency Obligations (Cost $49,918)	$49,918

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 110.0% (Cost $2,837,052)	$3,214,513
	OTHER ASSETS AND LIABILITIES — (10.0)%	$(293,423)
	net assets — 100.0%	$2,921,090

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold normally to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to $149,654, or 5.1% of net assets.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	5/10/2021	$19,543	$—
Rosneft Oil Co. PJSC	6/23/2021	37,564	—
Total Restricted Securities			$—
% of Net assets			0.0%
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended March 31, 2025, aggregated $1,016,133 and $804,617, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Value Fund | Semi-Annual | 3/31/255

Schedule of Investments  |  3/31/25
(unaudited) (continued)
At March 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $2,846,998 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$546,580
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(179,065)
Net unrealized appreciation	$367,515
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$30,690	$—	$30,690
Automobile Components	—	36,145	—	36,145
Automobiles	—	32,048	—	32,048
Banks	367,246	405,453	—	772,699
Beverages	—	28,832	—	28,832
Broadline Retail	48,630	26,529	—	75,159
Capital Markets	97,779	57,024	—	154,803
Construction Materials	—	99,420	—	99,420
Consumer Staples Distribution & Retail	—	—	0*	0*
Electrical Equipment	—	86,923	—	86,923
Financial Services	31,842	49,742	—	81,584
Hotels, Restaurants & Leisure	—	24,972	—	24,972
Household Durables	—	67,841	—	67,841
Insurance	104,943	26,848	—	131,791
Metals & Mining	141,516	71,007	—	212,523
Oil, Gas & Consumable Fuels	294,986	—	0*	294,986
Pharmaceuticals	87,998	93,760	—	181,758
Technology Hardware, Storage & Peripherals	63,600	119,271	—	182,871
Trading Companies & Distributors	31,775	66,395	—	98,170
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Global Value Fund | Semi-Annual | 3/31/25

	Level 1	Level 2	Level 3	Total
All Other Common Stocks	$571,380	$—	$—	$571,380
U.S. Government and Agency Obligations	—	49,918	—	49,918
Total Investments in Securities	$1,841,695	$1,372,818	$0*	$3,214,513
* Securities valued at $0.
During the period ended March 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Value Fund | Semi-Annual | 3/31/257

Statement of Assets and Liabilities  |  3/31/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $2,837,052)	$3,214,513
Cash	36,215
Foreign currencies, at value (cost $10)	10
Receivables —
Investment securities sold	25,212
Fund shares sold	180
Dividends	12,127
Due from the Adviser	5,166
Other assets	18,742
Total assets	$3,312,165
LIABILITIES:
Payables —
Investment securities purchased	$29,725
Fund shares repurchased	299,998
Trustees’ fees	1
Professional fees	40,686
Management fees	696
Administrative expenses	75
Distribution fees	380
Accrued expenses	19,514
Total liabilities	$391,075
NET ASSETS:
Paid-in capital	$2,417,053
Distributable earnings	504,037
Net assets	$2,921,090
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $1,154,942/94,952 shares)	$12.16
Class C* (based on $740,686/61,156 shares)	$12.11
Class Y* (based on $1,025,462/84,293 shares)	$12.17
MAXIMUM OFFERING PRICE PER SHARE:
Class A* (based on $12.16 net asset value per share/100%-5.75% maximum sales charge)	$12.90

*	Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Global Value Fund | Semi-Annual | 3/31/25

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 3/31/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $1,954)	$39,575
Interest from unaffiliated issuers	1,350
Total Investment Income		$40,925
EXPENSES:
Management fees	$9,805
Administrative expenses	5,264
Transfer agent fees
Class A*	122
Class C*	11
Class Y*	36
Distribution fees
Class A*	1,361
Class C*	4,040
Shareholder communications expense	95
Custodian fees	59
Registration fees	15,694
Professional fees	31,405
Printing expense	11,540
Officers’ and Trustees’ fees	3,756
Insurance expense	33
Miscellaneous	2,560
Total expenses		$85,781
Less fees waived and expenses reimbursed by the Adviser		(69,591)
Net expenses		$16,190
Net investment income		$24,735
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$156,180
Other assets and liabilities denominated in foreign currencies	(551)	$155,629
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(113,505)
Other assets and liabilities denominated in foreign currencies	(86)	$(113,591)
Net realized and unrealized gain (loss) on investments		$42,038
Net increase in net assets resulting from operations		$66,773
*	Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Value Fund | Semi-Annual | 3/31/259

Statements of Changes in Net Assets
	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24
FROM OPERATIONS:
Net investment income (loss)	$24,735	$54,224
Net realized gain (loss) on investments	155,629	119,540
Change in net unrealized appreciation (depreciation) on investments	(113,591)	498,025
Net increase in net assets resulting from operations	$66,773	$671,789
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.82 and $0.27 per share, respectively)	$(71,083)	$(20,576)
Class C* ($0.74 and $0.20 per share, respectively)	(48,805)	(13,076)
Class Y* ($0.86 and $0.30 per share, respectively)	(78,857)	(25,743)
Total distributions to shareholders	$(198,745)	$(59,395)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$181,851	$101,580
Reinvestment of distributions	188,753	51,279
Cost of shares repurchased	(336,431)	(37,417)
Net increase in net assets resulting from Fund share transactions	$34,173	$115,442
Net increase (decrease) in net assets	$(97,799)	$727,836
NET ASSETS:
Beginning of period	$3,018,889	$2,291,053
End of period	$2,921,090	$3,018,889
*	Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Global Value Fund | Semi-Annual | 3/31/25

	Six Months Ended 3/31/25 Shares (unaudited)	Six Months Ended 3/31/25 Amount (unaudited)	Year Ended 9/30/24 Shares	Year Ended 9/30/24 Amount
Class A*
Shares sold	12,881	$156,839	7,790	$90,580
Reinvestment of distributions	5,713	67,969	1,720	18,057
Less shares repurchased	(8,022)	(97,391)	(1,273)	(14,319)
Net increase	10,572	$127,417	8,237	$94,318
Class C*
Shares sold	—	$—	88	$1,000
Reinvestment of distributions	3,922	46,553	1,072	11,236
Less shares repurchased	(7,432)	(89,996)	(2,005)	(23,098)
Net decrease	(3,510)	$(43,443)	(845)	$(10,862)
Class Y*
Shares sold	1,994	$25,012	820	$10,000
Reinvestment of distributions	6,239	74,231	2,096	21,986
Less shares repurchased	(12,410)	(149,044)	—	—
Net increase (decrease)	(4,177)	$(49,801)	2,916	$31,986
*	Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Value Fund | Semi-Annual | 3/31/2511

Financial Highlights
	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class A**
Net asset value, beginning of period	$12.73	$10.10	$8.34	$9.64	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.11	$0.24	$0.20	$0.21	$0.08
Net realized and unrealized gain (loss) on investments	0.14	2.66	1.77	(1.39)	(0.44)
Net increase (decrease) from investment operations	$0.25	$2.90	$1.97	$(1.18)	$(0.36)
Distributions to shareholders:
Net investment income	$(0.31)	$(0.27)	$(0.21)	$(0.12)	$—
Net realized gain	(0.51)	—	—	—	—
Total distributions	$(0.82)	$(0.27)	$(0.21)	$(0.12)	$—
Net increase (decrease) in net asset value	$(0.57)	$2.63	$1.76	$(1.30)	$(0.36)
Net asset value, end of period	$12.16	$12.73	$10.10	$8.34	$9.64
Total return (b)	2.29%(c)	29.29%	23.82%	(12.40)%	(3.60)%(c)
Ratio of net expenses to average net assets	0.99%(d)	1.00%	1.00%	0.99%	0.94%(d)
Ratio of net investment income (loss) to average net assets	1.77%(d)	2.18%	2.06%	2.24%	1.99%(d)
Portfolio turnover rate	27%(c)	57%	81%	68%	26%(c)
Net assets, end of period (in thousands)	$1,155	$1,074	$769	$629	$588
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	5.60%(d)	7.36%	10.02%	11.90%	13.75%(d)
Net investment income (loss) to average net assets	(2.84)%(d)	(4.18)%	(6.96)%	(8.67)%	(10.82)%(d)
*	Class A commenced operations on May 10, 2021.
**	Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Global Value Fund | Semi-Annual | 3/31/25

	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class C**
Net asset value, beginning of period	$12.64	$10.03	$8.29	$9.61	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.06	$0.16	$0.13	$0.13	$0.05
Net realized and unrealized gain (loss) on investments	0.15	2.65	1.76	(1.37)	(0.44)
Net increase (decrease) from investment operations	$0.21	$2.81	$1.89	$(1.24)	$(0.39)
Distributions to shareholders:
Net investment income	$(0.23)	$(0.20)	$(0.15)	$(0.08)	$—
Net realized gain	(0.51)	—	—	—	—
Total distributions	$(0.74)	$(0.20)	$(0.15)	$(0.08)	$—
Net increase (decrease) in net asset value	$(0.53)	$2.61	$1.74	$(1.32)	$(0.39)
Net asset value, end of period	$12.11	$12.64	$10.03	$8.29	$9.61
Total return (b)	1.91%(c)	28.42%	22.85%	(13.01)%	(3.90)%(c)
Ratio of net expenses to average net assets	1.71%(d)	1.71%	1.71%	1.70%	1.71%(d)
Ratio of net investment income (loss) to average net assets	0.99%(d)	1.45%	1.35%	1.38%	1.22%(d)
Portfolio turnover rate	27%(c)	57%	81%	68%	26%(c)
Net assets, end of period (in thousands)	$741	$817	$657	$517	$577
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	6.32%(d)	8.06%	10.73%	12.61%	14.52%(d)
Net investment income (loss) to average net assets	(3.62)%(d)	(4.90)%	(7.67)%	(9.53)%	(11.59)%(d)
*	Class C commenced operations on May 10, 2021.
**	Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Value Fund | Semi-Annual | 3/31/2513

Financial Highlights  (continued)
	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class Y**
Net asset value, beginning of period	$12.75	$10.11	$8.35	$9.65	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.12	$0.28	$0.23	$0.23	$0.09
Net realized and unrealized gain (loss) on investments	0.16	2.66	1.77	(1.38)	(0.44)
Net increase (decrease) from investment operations	$0.28	$2.94	$2.00	$(1.15)	$(0.35)
Distributions to shareholders:
Net investment income	$(0.35)	$(0.30)	$(0.24)	$(0.15)	$—
Net realized gain	(0.51)	—	—	—	—
Total distributions	$(0.86)	$(0.30)	$(0.24)	$(0.15)	$—
Net increase (decrease) in net asset value	$(0.58)	$2.64	$1.76	$(1.30)	$(0.35)
Net asset value, end of period	$12.17	$12.75	$10.11	$8.35	$9.65
Total return (b)	2.50%(c)	29.73%	24.15%	(12.18)%	(3.50)%(c)
Ratio of net expenses to average net assets	0.70%(d)	0.70%	0.70%	0.70%	0.70%(d)
Ratio of net investment income (loss) to average net assets	1.99%(d)	2.47%	2.36%	2.43%	2.22%(d)
Portfolio turnover rate	27%(c)	57%	81%	68%	26%(c)
Net assets, end of period (in thousands)	$1,025	$1,128	$865	$697	$782
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	5.32%(d)	7.05%	9.73%	11.63%	13.51%(d)
Net investment income (loss) to average net assets	(2.63)%(d)	(3.88)%	(6.67)%	(8.50)%	(10.59)%(d)
*	Class Y commenced operations on May 10, 2021.
**	Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Global Value Fund | Semi-Annual | 3/31/25

Notes to Financial Statements  |  3/31/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Global Value Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C and Class Y shares in exchange for the Fund’s Class A, Class C and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund’s operations. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class A, Class C and Class Y commenced operations on May 10, 2021. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
During the periods covered by these financial statements, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the
Victory Pioneer Global Value Fund | Semi-Annual | 3/31/2515

Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or “the Adviser”) serves as the Fund’s investment adviser. See Note 6. During the periods covered by these financial statements, Amundi Distributor US, Inc., an affiliate of the Amundi US, served as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk  (“VaR”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
16Victory Pioneer Global Value Fund | Semi-Annual | 3/31/25

A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred
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after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
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D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of March 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended September 30, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$59,395
Total	$59,395
The following shows the components of distributable earnings (losses) on a federal income tax basis at September 30, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$82,121
Undistributed long-term capital gains	72,815
Net unrealized appreciation	481,073
Total	$636,009
The differences between book-basis and tax-basis net unrealized appreciation are attributable to the tax deferral of losses on wash sales and the mark to market of passive foreign income companies.
Victory Pioneer Global Value Fund | Semi-Annual | 3/31/2519

E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Amundi Distributors US, Inc., the Predecessor Fund's distributor, earned $282 in underwriting commissions on the sale of Class A shares during the six months ended March 31, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares of the Predecessor Fund did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
During the periods covered by these financial statements, distributions to shareholders were recorded as of the ex-dividend date. During the periods covered by these financial statements, distributions paid by the Predecessor Fund with respect to each class of shares were calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares of the Predecessor Fund reflected different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could
20Victory Pioneer Global Value Fund | Semi-Annual | 3/31/25

adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of issuers that the Adviser believes adhere to the Fund’s ESG criteria. The Fund’s ESG criteria exclude securities of issuers in certain industries, and the Adviser considers ESG factors in making investment decisions. Excluding specific issuers limits the universe of
Victory Pioneer Global Value Fund | Semi-Annual | 3/31/2521

investments available to the Fund as compared with other funds that do not consider ESG criteria or ESG factors, which may mean forgoing some investment opportunities available to funds that do not consider ESG criteria or ESG factors. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that considers ESG criteria or ESG factors. However, the strategy of seeking to identify companies with sustainable business models is believed to provide potential return and risk benefits, including the selection of issuers with fewer ESG-related risks. In considering ESG factors, the Adviser may use third party ESG ratings information that it believes to be reliable, but such information may not be accurate or complete, or may be biased.
The Fund may invest in small and mid-sized companies. Compared to large companies, small and mid-sized companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser thinks appropriate, and offer greater potential for gain and loss.
Normally, the Fund invests at least a minimum percentage of its net assets in issuers located outside of the United States. The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
22Victory Pioneer Global Value Fund | Semi-Annual | 3/31/25

Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-
Victory Pioneer Global Value Fund | Semi-Annual | 3/31/2523

attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Fund’s average daily net assets up to $1 billion and 0.60% of the Fund’s average daily net assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.65% of the Fund’s average daily net assets up to $1 billion and 0.60% of the Fund’s average daily net assets over $1 billion. For the six months ended March 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, brokerage commissions) do not exceed 1.00%, 1.71% and 0.70% of the Fund’s Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028.  The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The agreement may only be terminated by the Fund’s Board of Trustees.  There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above.
Prior to the Reorganization, Amundi US contractually agreed to waive and/or reimburse ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) of the Fund to the extent required to reduce Fund expenses to 1.00%, 1.75% and 0.70% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations were in effect during the six months ended March 31, 2025. Fees waived and expenses
24Victory Pioneer Global Value Fund | Semi-Annual | 3/31/25

reimbursed during the six months ended March 31, 2025 are reflected on the Statement of Operations.
In addition, under the Predecessor Fund’s management and administration agreements with Amundi US, certain other services and costs, including accounting, regulatory reporting and insurance premiums, were paid by the Predecessor Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $696 in management fees payable to the Adviser at March 31, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended March 31, 2025, the Predecessor Fund paid $3,756 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At March 31, 2025, on its Statement of Assets and Liabilities, the Predecessor Fund had a payable for Trustees’ fees of $1 and a payable for administrative expenses of $75, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund and the Predecessor Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Predecessor Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Predecessor  Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended March 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$75
Class C	11
Class Y	9
Total	$95
Victory Pioneer Global Value Fund | Semi-Annual | 3/31/2525

5. Distribution Plan
The Predecessor Fund adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Predecessor Fund paid its distributor the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Predecessor Fund also paid its distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consisted of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $380 in distribution fees payable to the Amundi Distributors US, Inc., the Predecessor Fund's distributor, at March 31, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs were paid to the Predecessor Fund's distributor. For the six months ended March 31, 2025, CDSCs in the amount of $ 2,205 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor.
6. Subsequent Event
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). The purpose of this transaction was to combine two funds with similar investment objectives and strategies.
This tax-free Reorganization was accomplished by exchanging the assets and liabilities of the Predecessor Fund for shares of the Fund. Shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $2,973,505 and an identified cost of $2,595,454 at April 1, 2025, was the principal asset acquired by the Fund.
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The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
The Trustees of the fund have authorized the liquidation of the fund. It is anticipated that the fund will be liquidated on or about July 25, 2025 (the “Liquidation Date”). The fund will discontinue accepting requests from new accounts to purchase shares or process exchanges into the fund effective at the close of business on May 23, 2025. The fund will discontinue accepting requests from existing accounts to purchase shares or process exchanges into the fund effective at the close of business on July 18, 2025. Shares purchased through any dividend reinvestment and certain automatic investments will continue to be processed up to the Liquidation Date. The fund also may accept additional investments from established employer-sponsored retirement plans up to the Liquidation Date.
Prior to the fund’s liquidation, all or a substantial portion of the fund’s assets may be invested in cash, cash equivalents and debt securities with remaining maturities of less than one year. When invested in such instruments in anticipation of the liquidation, the fund may not be able to achieve its investment objectives.
Shareholders can redeem their shares of the fund at any time prior to liquidation.
Victory Pioneer Global Value Fund | Semi-Annual | 3/31/2527

Approval of Investment Advisory Agreement
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Global Value Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.  Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the
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Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i)   that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii)   representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii)  that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
Victory Pioneer Global Value Fund | Semi-Annual | 3/31/2529

(iv)  the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v)   Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi)   Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii)   the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii)  the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix)  that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x)  that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund,
30Victory Pioneer Global Value Fund | Semi-Annual | 3/31/25

except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that Victory Capital believes adhere to “ESG criteria;”
(xi)  that Victory Capital had acquired and integrated several investment management companies;
(xii)   that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii)   the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors
Victory Pioneer Global Value Fund | Semi-Annual | 3/31/2531

described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that Victory Capital believes adhere to “ESG criteria.”  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
32Victory Pioneer Global Value Fund | Semi-Annual | 3/31/25

The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Trust
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment
Victory Pioneer Global Value Fund | Semi-Annual | 3/31/2533

strategies of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that the adviser believes adhere to “ESG criteria.”
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data
34Victory Pioneer Global Value Fund | Semi-Annual | 3/31/25

available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship,
Victory Pioneer Global Value Fund | Semi-Annual | 3/31/2535

including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
36Victory Pioneer Global Value Fund | Semi-Annual | 3/31/25

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 32974-03-0525

Victory Pioneer Global Growth Fund*
Semi-Annual: Full Financials
March 31, 2025
* Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Growth Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Victory Pioneer Global Growth Fund.

visit us: vcm.com

Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/251

Schedule of Investments  |  3/31/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 111.7%
	Common Stocks — 108.3% of Net Assets
	Aerospace & Defense — 3.5%
1,363	Hensoldt AG	$ 91,332
	Total Aerospace & Defense	$91,332

	Banks — 3.3%
4,397	FinecoBank Banca Fineco S.p.A.	$ 87,114
	Total Banks	$87,114

	Beverages — 1.4%
238	PepsiCo., Inc.	$ 35,686
	Total Beverages	$35,686

	Biotechnology — 2.1%
113(a)	Vertex Pharmaceuticals, Inc.	$ 54,785
	Total Biotechnology	$54,785

	Broadline Retail — 8.0%
2,700	Alibaba Group Holding, Ltd.	$ 44,768
869(a)	Amazon.com, Inc.	165,336
	Total Broadline Retail	$210,104

	Capital Markets — 5.8%
532	Euronext NV (144A)	$ 77,047
432	Intercontinental Exchange, Inc.	74,520
	Total Capital Markets	$151,567

	Consumer Staples Distribution & Retail — 2.5%
570(a)	BJ’s Wholesale Club Holdings, Inc.	$ 65,037
	Total Consumer Staples Distribution & Retail	$65,037

	Electrical Equipment — 2.5%
193(a)	Generac Holdings, Inc.	$ 24,444
82	Rockwell Automation, Inc.	21,187
291	Vertiv Holdings Co., Class A	21,010
	Total Electrical Equipment	$66,641

	Electronic Equipment, Instruments & Components — 0.8%
128	CDW Corp.	$ 20,513
	Total Electronic Equipment, Instruments & Components	$20,513

	Energy Equipment & Services — 1.4%
843	Baker Hughes Co.	$ 37,050
	Total Energy Equipment & Services	$37,050

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/25

Shares		Value
	Entertainment — 3.6%
181	Electronic Arts, Inc.	$ 26,158
1,000	Nintendo Co., Ltd.	68,210
	Total Entertainment	$94,368

	Financial Services — 7.4%
1,339	Edenred SE	$ 43,692
201	Mastercard, Inc., Class A	110,172
610(a)	PayPal Holdings, Inc.	39,802
	Total Financial Services	$193,666

	Ground Transportation — 3.3%
1,206(a)	Uber Technologies, Inc.	$ 87,869
	Total Ground Transportation	$87,869

	Health Care Equipment & Supplies — 4.3%
500	Hoya Corp.	$ 56,402
4,400	Olympus Corp.	57,792
	Total Health Care Equipment & Supplies	$114,194

	Health Care Providers & Services — 1.6%
302	Cardinal Health, Inc.	$ 41,607
	Total Health Care Providers & Services	$41,607

	Hotels, Restaurants & Leisure — 4.9%
668	Amadeus IT Group S.A.	$ 51,191
337	Hilton Worldwide Holdings, Inc.	76,684
	Total Hotels, Restaurants & Leisure	$127,875

	Household Durables — 2.9%
3,000	Sony Group Corp.	$ 76,414
	Total Household Durables	$76,414

	Insurance — 4.0%
375	Progressive Corp.	$ 106,129
	Total Insurance	$106,129

	Interactive Media & Services — 5.1%
865	Alphabet, Inc., Class C	$ 135,139
	Total Interactive Media & Services	$135,139

	IT Services — 2.4%
259	International Business Machines Corp.	$ 64,403
	Total IT Services	$64,403

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/253

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Shares		Value
	Life Sciences Tools & Services — 3.7%
90	Lonza Group AG	$ 55,393
84	Thermo Fisher Scientific, Inc.	41,798
	Total Life Sciences Tools & Services	$97,191

	Pharmaceuticals — 3.6%
15	Eli Lilly & Co.	$ 12,389
383	Novo Nordisk A/S (A.D.R.)	26,595
353	Novo Nordisk A/S, Class B	24,467
286	Sanofi S.A.	31,692
	Total Pharmaceuticals	$95,143

	Professional Services — 3.5%
1,822	RELX Plc	$ 91,521
	Total Professional Services	$91,521

	Semiconductors & Semiconductor Equipment — 9.5%
589(a)	Advanced Micro Devices, Inc.	$ 60,514
109	ASML Holding NV	72,125
216	QUALCOMM, Inc.	33,180
3,000	Taiwan Semiconductor Manufacturing Co., Ltd.	83,633
	Total Semiconductors & Semiconductor Equipment	$249,452

	Software — 6.1%
313	Microsoft Corp.	$ 117,497
163	Salesforce, Inc.	43,743
	Total Software	$161,240

	Specialty Retail — 2.3%
498	TJX Cos., Inc.	$ 60,656
	Total Specialty Retail	$60,656

	Technology Hardware, Storage & Peripherals — 6.9%
434	Apple, Inc.	$ 96,404
2,117	Samsung Electronics Co., Ltd.	83,837
	Total Technology Hardware, Storage & Peripherals	$180,241

	Textiles, Apparel & Luxury Goods — 1.9%
80	LVMH Moet Hennessy Louis Vuitton SE	$ 49,946
	Total Textiles, Apparel & Luxury Goods	$49,946

	Total Common Stocks (Cost $2,246,217)	$2,846,883

The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 3.4% of Net Assets
50,000(b)	U.S. Treasury Bills, 4/8/25	$ 49,959
40,000(b)	U.S. Treasury Bills, 4/17/25	39,925
	Total U.S. Government and Agency Obligations (Cost $89,884)	$89,884

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 111.7% (Cost $2,336,101)	$2,936,767
	OTHER ASSETS AND LIABILITIES — (11.7)%	$(308,641)
	net assets — 100.0%	$2,628,126

(A.D.R.)	American Depositary Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to $77,047, or 2.9% of net assets.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended March 31, 2025, aggregated $543,699 and $556,871, respectively.
At March 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $2,342,048 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$704,779
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(110,060)
Net unrealized appreciation	$594,719
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/255

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$91,332	$—	$91,332
Banks	—	87,114	—	87,114
Broadline Retail	165,336	44,768	—	210,104
Capital Markets	74,520	77,047	—	151,567
Entertainment	26,158	68,210	—	94,368
Financial Services	149,974	43,692	—	193,666
Health Care Equipment & Supplies	—	114,194	—	114,194
Hotels, Restaurants & Leisure	76,684	51,191	—	127,875
Household Durables	—	76,414	—	76,414
Life Sciences Tools & Services	41,798	55,393	—	97,191
Pharmaceuticals	38,984	56,159	—	95,143
Professional Services	—	91,521	—	91,521
Semiconductors & Semiconductor Equipment	93,694	155,758	—	249,452
Technology Hardware, Storage & Peripherals	96,404	83,837	—	180,241
Textiles, Apparel & Luxury Goods	—	49,946	—	49,946
All Other Common Stocks	936,755	—	—	936,755
U.S. Government and Agency Obligations	—	89,884	—	89,884
Total Investments in Securities	$1,700,307	$1,236,460	$—	$2,936,767
During the period ended March 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/25

Statement of Assets and Liabilities  |  3/31/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $2,336,101)	$2,936,767
Cash	24,446
Receivables —
Fund shares sold	162
Dividends	3,297
Due from the Adviser	4,380
Other assets	18,725
Total assets	$2,987,777
LIABILITIES:
Overdraft due to custodian	$2
Payables —
Fund shares repurchased	299,187
Trustees’ fees	1
Professional fees	45,619
Management fees	639
Administrative expenses	74
Distribution fees	345
Accrued expenses	13,784
Total liabilities	$359,651
NET ASSETS:
Paid-in capital	$2,112,525
Distributable earnings	515,601
Net assets	$2,628,126
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $1,116,427/91,407 shares)	$12.21
Class C* (based on $631,176/52,962 shares)	$11.92
Class Y* (based on $880,523/71,970 shares)	$12.23
MAXIMUM OFFERING PRICE PER SHARE:
Class A* (based on $12.21 net asset value per share/100%-5.75% maximum sales charge)	$12.95

*	Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/257

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 3/31/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $788)	$11,734
Interest from unaffiliated issuers	1,643
Total Investment Income		$13,377
EXPENSES:
Management fees	$9,587
Administrative expenses	5,303
Transfer agent fees
Class A*	161
Class C*	12
Class Y*	1
Distribution fees
Class A*	1,512
Class C*	3,684
Shareholder communications expense	191
Registration fees	15,680
Professional fees	33,089
Printing expense	12,553
Officers’ and Trustees’ fees	3,744
Insurance expense	36
Miscellaneous	2,571
Total expenses		$88,124
Less fees waived and expenses reimbursed by the Adviser		(72,278)
Net expenses		$15,846
Net investment income (loss)		$(2,469)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$101,270
Other assets and liabilities denominated in foreign currencies	(1,058)	$100,212
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(154,015)
Other assets and liabilities denominated in foreign currencies	(6)	$(154,021)
Net realized and unrealized gain (loss) on investments		$(53,809)
Net decrease in net assets resulting from operations		$(56,278)
*	Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/25

Statements of Changes in Net Assets
	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24
FROM OPERATIONS:
Net investment income (loss)	$(2,469)	$6,925
Net realized gain (loss) on investments	100,212	20,431
Change in net unrealized appreciation (depreciation) on investments	(154,021)	635,879
Net increase (decrease) in net assets resulting from operations	$(56,278)	$663,235
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($— and $0.03 per share, respectively)	$(10)	$(3,124)
Class Y* ($0.03 and $0.06 per share, respectively)	(2,119)	(4,753)
Total distributions to shareholders	$(2,129)	$(7,877)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$55,844	$109,563
Reinvestment of distributions	1,810	6,877
Cost of shares repurchased	(328,344)	(101,534)
Net increase (decrease) in net assets resulting from Fund share transactions	$(270,690)	$14,906
Net increase (decrease) in net assets	$(329,097)	$670,264
NET ASSETS:
Beginning of period	$2,957,223	$2,286,959
End of period	$2,628,126	$2,957,223
*	Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/259

Statements of Changes in Net Assets
(continued)
	Six Months Ended 3/31/25 Shares (unaudited)	Six Months Ended 3/31/25 Amount (unaudited)	Year Ended 9/30/24 Shares	Year Ended 9/30/24 Amount
Class A*
Shares sold	3,818	$46,805	9,723	$109,563
Reinvestment of distributions	1	9	262	2,835
Less shares repurchased	(9,225)	(112,865)	(7,338)	(84,930)
Net increase (decrease)	(5,406)	$(66,051)	2,647	$27,468
Class C*
Shares sold	—	$—	—	$—
Reinvestment of distributions	—	—	—	—
Less shares repurchased	(8,022)	(95,777)	(1,253)	(14,297)
Net decrease	(8,022)	$(95,777)	(1,253)	$(14,297)
Class Y*
Shares sold	722	$9,039	—	$—
Reinvestment of distributions	146	1,801	375	4,042
Less shares repurchased	(9,780)	(119,702)	(189)	(2,307)
Net increase (decrease)	(8,912)	$(108,862)	186	$1,735
*	Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/25

Financial Highlights
	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class A**
Net asset value, beginning of period	$12.45	$9.68	$7.86	$9.84	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.01)	$0.04	$0.04	$0.02	$0.01
Net realized and unrealized gain (loss) on investments	(0.23)	2.76	1.80	(2.00)	(0.17)
Net increase (decrease) from investment operations	$(0.24)	$2.80	$1.84	$(1.98)	$(0.16)
Distributions to shareholders:
Net investment income	$(0.00)(b)	$(0.03)	$(0.02)	$—	$—
Total distributions	$—	$(0.03)	$(0.02)	$—	$—
Net increase (decrease) in net asset value	$(0.24)	$2.77	$1.82	$(1.98)	$(0.16)
Net asset value, end of period	$12.21	$12.45	$9.68	$7.86	$9.84
Total return (c)	(1.93)%(d)	29.00%	23.44%	(20.12)%	(1.60)%(d)
Ratio of net expenses to average net assets	1.00%(e)	1.00%	1.00%	1.00%	0.75%(e)
Ratio of net investment income (loss) to average net assets	(0.09)%(e)	0.34%	0.45%	0.21%	0.28%(e)
Portfolio turnover rate	19%(d)	21%	38%	38%	11%(d)
Net assets, end of period (in thousands)	$1,116	$1,205	$912	$650	$770
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	5.90%(e)	6.99%	10.45%	11.71%	12.69%(e)
Net investment income (loss) to average net assets	(4.99)%(e)	(5.65)%	(9.00)%	(10.50)%	(11.66)%(e)
*	Class A commenced operations on May 10, 2021.
**	Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $(0.01) per share.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/2511

Financial Highlights  (continued)
	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class C**
Net asset value, beginning of period	$12.19	$9.52	$7.76	$9.81	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.05)	$(0.04)	$(0.03)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss) on investments	(0.22)	2.71	1.79	(2.00)	(0.16)
Net increase (decrease) from investment operations	$(0.27)	$2.67	$1.76	$(2.05)	$(0.19)
Net increase (decrease) in net asset value	$(0.27)	$2.67	$1.76	$(2.05)	$(0.19)
Net asset value, end of period	$11.92	$12.19	$9.52	$7.76	$9.81
Total return (b)	(2.22)%(c)	28.05%	22.68%	(20.90)%	(1.90)%(c)
Ratio of net expenses to average net assets	1.71%(d)	1.72%	1.72%	1.74%	1.69%(d)
Ratio of net investment income (loss) to average net assets	(0.80)%(d)	(0.38)%	(0.28)%	(0.53)%	(0.64)%(d)
Portfolio turnover rate	19%(c)	21%	38%	38%	11%(c)
Net assets, end of period (in thousands)	$631	$743	$593	$474	$598
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	6.60%(d)	7.69%	11.15%	12.43%	13.63%(d)
Net investment income (loss) to average net assets	(5.69)%(d)	(6.35)%	(9.71)%	(11.22)%	(12.58)%(d)
*	Class C commenced operations on May 10, 2021.
**	Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/25

	Six Months Ended 3/31/25 (unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class Y**
Net asset value, beginning of period	$12.48	$9.70	$7.87	$9.85	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.01	$0.07	$0.07	$0.05	$0.01
Net realized and unrealized gain (loss) on investments	(0.23)	2.77	1.81	(2.02)	(0.16)
Net increase (decrease) from investment operations	$(0.22)	$2.84	$1.88	$(1.97)	$(0.15)
Distributions to shareholders:
Net investment income	$(0.03)	$(0.06)	$(0.05)	$(0.01)	$—
Total distributions	$(0.03)	$(0.06)	$(0.05)	$(0.01)	$—
Net increase (decrease) in net asset value	$(0.25)	$2.78	$1.83	$(1.98)	$(0.15)
Net asset value, end of period	$12.23	$12.48	$9.70	$7.87	$9.85
Total return (b)	(1.80)%(c)	29.36%	23.94%	(20.04)%	(1.50)%(c)
Ratio of net expenses to average net assets	0.70%(d)	0.70%	0.70%	0.70%	0.70%(d)
Ratio of net investment income (loss) to average net assets	0.21%(d)	0.64%	0.74%	0.51%	0.35%(d)
Portfolio turnover rate	19%(c)	21%	38%	38%	11%(c)
Net assets, end of period (in thousands)	$881	$1,009	$783	$630	$788
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	5.60%(d)	6.68%	10.14%	11.40%	12.64%(d)
Net investment income (loss) to average net assets	(4.69)%(d)	(5.34)%	(8.70)%	(10.19)%	(11.59)%(d)
*	Class Y commenced operations on May 10, 2021.
**	Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/2513

Notes to Financial Statements  |  3/31/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Global Growth Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C and Class Y shares in exchange for the Fund’s Class A, Class C and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund’s operations. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class A, Class C and Class Y commenced operations on May 10, 2021. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
During the periods covered by these financial statements, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the
14Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/25

Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or “the Adviser”) serves as the Fund’s investment adviser. See Note 6. During the periods covered by these financial statements, Amundi Distributor US, Inc., an affiliate of the Amundi US, served as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk  (“VaR”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/2515

A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred
16Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/25

after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/2517

D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of March 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended September 30, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$7,877
Total	$7,877
The following shows the components of distributable earnings (losses) on a federal income tax basis at September 30, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$2,118
Capital loss carryforward	(176,854)
Net unrealized appreciation	748,744
Total	$574,008
The differences between book-basis and tax-basis net unrealized appreciation are attributable to the tax deferral of losses on wash sales.
18Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/25

E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Amundi Distributors US, Inc., the Predecessor Fund's distributor, earned $21 in underwriting commissions on the sale of Class A shares during the six months ended March 31, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
During the periods covered by these financial statements, distribution fees were calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares of the Predecessor Fund did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services were allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
During the periods covered by these financial statements, distributions to shareholders were recorded as of the ex-dividend date. During the periods covered by these financial statements, distributions paid by the Predecessor Fund with respect to each class of shares were calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares of the Predecessor Fund reflected different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could
Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/2519

adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund may invest in small and mid-sized companies. Compared to large companies, small and mid-sized companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be
20Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/25

dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser thinks appropriate, and offer greater potential for gain and loss.
Normally, the Fund invests at least a minimum percentage of its net assets in issuers located outside of the United States. The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other
Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/2521

countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from
22Victory Pioneer Global Growth Fund | Semi-Annual | 3/31/25

unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 4).
During the six months ended March 31, 2025, the Predecessor Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the six months ended March 31, 2025 was $0 for sells. There were no open forward foreign currency exchange contracts outstanding at March 31, 2025.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. During the periods covered by these financial statements, Amundi US served as the Fund's investment adviser. Management fees payable under the Fund’s Investment Advisory Agreement with Amundi US were calculated daily and paid monthly at the annual rate of 0.65% of the Fund’s average daily net assets up to $1 billion and 0.60% of the Fund’s average daily net assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.65% of the Fund’s average dailynet assets up to $1 billion and 0.60% of the Fund’s average daily net assets over $1 billion.For the six months ended March 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, brokerage commissions) do not exceed 1.00%, 1.72% and 0.70% of the Fund’s Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028.  The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The agreement may only be terminated by the Fund’s Board of Trustees.  There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above.
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Prior to the Reorganization, Amundi US contractually agreed to waive and/or reimburse ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) of the Fund to the extent required to reduce Fund expenses to 1.00%, 1.75% and 0.70% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations were in effect during the six months ended February 28, 2025. Fees waived and expenses reimbursed during the six months ended March 31, 2025, are reflected on the Statement of Operations.
In addition, under the Predecessor Fund’s management and administration agreements with Amundi US, certain other services and costs, including accounting, regulatory reporting and insurance premiums, were paid by the Predecessor Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $639 in management fees payable to the Adviser at March 31, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended March 31, 2025, the Predecessor Fund paid $3,744 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At March 31, 2025, on its Statement of Assets and Liabilities, the Predecessor Fund had a payable for Trustees’ fees of $1 and a payable for administrative expenses of $74, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund and the Predecessor Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Predecessor Fund’s omnibus relationship contracts.
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In addition, during the periods covered by the financial statements the Predecessor  Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended March 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$175
Class C	12
Class Y	4
Total	$191
5. Distribution Plan
The Predecessor Fund adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Predecessor Fund paid its distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Predecessor Fund also paid its distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consisted of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $345 in distribution fees payable to the Amundi Distributors US, Inc., the Predecessor Fund's distributor, at March 31, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs were paid to the Predecessor Fund's distributor. For the six months ended March 31, 2025, no CDSCs were paid to Amundi Distributor US, Inc., the Predecessor Fund’s distributor.
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6. Subsequent Event
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). The purpose of this transaction was to combine two funds with similar investment objectives and strategies.
This tax-free Reorganization was accomplished by exchanging the assets and liabilities of the Predecessor Fund for shares of the Fund. Shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $2,676,384 and an identified cost of $2,061,816  at April 1, 2025, was the principal asset acquired by the Fund.
The Predecessor Fund was the accounting survivor of the Reorganization.Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
The Trustees of the fund have authorized the liquidation of the fund. It is anticipated that the fund will be liquidated on or about July 25, 2025 (the “Liquidation Date”). The fund will discontinue accepting requests from new accounts to purchase shares or process exchanges into the fund effective at the close of business on May 23, 2025. The fund will discontinue accepting requests from existing accounts to purchase shares or process exchanges into the fund effective at the close of business on July 18, 2025. Shares purchased through any dividend reinvestment and certain automatic investments will continue to be processed up to the Liquidation Date. The fund also may accept additional investments from established employer-sponsored retirement plans up to the Liquidation Date.
Prior to the fund’s liquidation, all or a substantial portion of the fund’s assets may be invested in cash, cash equivalents and debt securities with remaining maturities of less than one year. When invested in such instruments in anticipation of the liquidation, the fund may not be able to achieve its investment objectives.
Shareholders can redeem their shares of the fund at any time prior to liquidation.
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Global Growth Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.  Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for
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additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i)     that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii)     representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii)     that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and
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the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv)    the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v)     Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi)    Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii)    the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii)   the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix)   that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
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(x)   that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that Victory Capital believes adhere to “ESG criteria;”
(xi)   that Victory Capital had acquired and integrated several investment management companies;
(xii)   that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii)   the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered
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various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that Victory Capital believes adhere to “ESG criteria.”  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was
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expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Trust
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of
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Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that the adviser believes adhere to “ESG criteria.”
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory
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Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader
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base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
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How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 32973-03-0525

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

VICTORY PORTFOLIOS IV

VICTORY VARIABLE INSURANCE FUNDS II

(together with their series portfolios, collectively, the “Open-End Funds”)

PIONEER FLOATING RATE FUND, INC.

PIONEER HIGH INCOME FUND, INC.

PIONEER DIVERSIFIED HIGH INCOME FUND, INC.

PIONEER MUNICIPAL HIGH INCOME FUND, INC.

PIONEER MUNICIPAL HIGH INCOME ADVANTAGE FUND, INC.

PIONEER MUNICIPAL HIGH INCOME OPPORTUNITIES FUND, INC.

PIONEER ILS INTERVAL FUND

(COLLECTIVELY, THE “CLOSED-END FUNDS”)

(TOGETHER WITH THE OPEN-END FUNDS, COLLECTIVELY, THE “FUNDS”)

CODE OF CONDUCT

FOR PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER

I.	Covered Officers/Purpose of the Code

A. This Code of Conduct (the “Code”) applies to the Principal Executive Officer and Principal Financial Officer of the Funds, and the “Covered Officers”, each of whom is set forth in Exhibit A, for the purpose of promoting:

1.	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2.

Full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Trusts;

3.	Compliance with applicable laws and governmental rules and regulations;

4.	The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

5.	Accountability for adherence to the Code.

B. Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II.	Covered Officers Should Handle Ethically Any Actual or Apparent Conflicts of Interest

A.

Overview. A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his or her service to, the Trusts. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his or her position with the Trusts.

Certain conflicts of interest that could arise out of the relationships between Covered Officers and the Trusts already are subject to conflict of interest provisions in the Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Trusts because of their status as “affiliated persons” of the Trusts. The Trusts’ and their investment adviser’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts may arise or result from the contractual relationship between the Trusts and the investment adviser and the administrator, whose officers or employees also serve as Covered Officers. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Trusts or for the adviser or the administrator, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser, the administrator and the Trusts. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the adviser, the administrator and the Trusts and is consistent with the performance by the Covered Officers of their duties as officers of the Trusts. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Trust’s Board of Trustees (the “Board”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act or the Investment Advisers Act. Section C describes the types of conflicts of interest that are covered under this Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

B.	Obligations of Covered Officers. Each Covered Officer must:

1.

Not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Trusts whereby the Covered Officer would benefit personally to the detriment of the Trusts;

2.	Not cause the Trusts to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Trusts;

3.

Report at least annually outside business affiliations or other relationships (e.g., officer, director, governor, trustee, part-time employment) other than his or her relationship to the Trusts, the investment adviser and the administrator.

C. Conflicts of interest. When a Covered Person becomes aware of a situation that could involve a conflict of interest, or that could reasonably be considered an appearance of a conflict of interest, the Covered Person should disclose this matter to the Chief Compliance Officer. For purposes of this Code, the Chief Compliance Officer shall be the Chief Compliance Officer of Victory Capital Management Inc. (“VCM”). Examples of these include:

1.	Service as a director on the board of any public or private company; The receipt, as an officer of the Trusts, of any gift in excess of $100;

2.

The receipt of any entertainment from any company with which the Trusts have current or prospective business dealings, unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

3.

Any ownership interest in, or any consulting or employment relationship with, any of the Trusts’ service providers, other than their investment adviser, principal underwriter, administrator or any affiliated person thereof;

4.

A direct or indirect financial interest in commissions, transaction charges or spreads paid by the Trusts for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

D. Conflicts of interest not specifically enumerated. It is impractical to attempt to list in this Code all possible situations that could result in a conflict of interest. If a proposed transaction, interest, personal activity, or investment raises any concerns, questions or doubts, a Covered Officer should consult with the Chief Compliance Officer before engaging in such transaction or investment or pursuing such interest or activity. The Chief Compliance Officer shall review the facts and circumstances of the actual or potential conflict of interest in accordance with Section IV of these Procedures.

III.	Disclosure and Compliance

A. Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Trusts.

B. Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Trusts to others, whether within or outside the Trusts, including to the Trusts’ Trustees and auditors, and to governmental regulators and self-regulatory organizations.

C. Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the Trusts, the adviser and the administrator with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trusts file with, or submit to, the SEC and in other public communications made by the Trusts.

D. It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.	Reporting and Accountability

A. Responsibilities and conduct. Each Covered Officer must

1.	Upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the appropriate Board that he or she has received, read, and understands the Code;

2.	Annually thereafter affirm to the appropriate Board that he or she has complied with the requirements of the Code;

3.	Not retaliate against any other Covered Officer or any employee of the Trusts or their affiliated persons for reports of potential violations that are made in good faith; and

4.	Notify the Chief Compliance Officer promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code.

B. Chief Compliance Officer. The Chief Compliance Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. Based on its review, the Chief Compliance Officer shall advise the Covered Officer that the proposed transaction, investment, interest or activity: (i) would not violate this Code; (ii) would not violate this Code only if conducted in a particular manner and/or subject to certain conditions or safeguards; or (iii) would violate the Code and is, therefore, prohibited.

C. Waivers. A Covered Officer may request a waiver from a provision of this Code if there is a reasonable likelihood that a contemplated action would not involve an actual conflict of interest that this Code is designed to prevent. The Audit and Risk Oversight Committee of the Board (the “Committee”) shall review and act upon any request for a waiver from any provision of the Code. The Committee shall disclose any waiver from a provision of the Code to the extent required by SEC rules or any other policy of the Trusts or VCM.

D. Enforcing the Code of Conduct. The Trusts will adhere to the following procedures in investigating and enforcing this Code:

1.	The Chief Compliance Officer will take all appropriate action to investigate any potential violations reported to him or her;

2.	If, after such investigation, the Chief Compliance Officer believes that no violation has occurred, no further action is required;

3.	Any matter that the Chief Compliance Officer believes is a violation shall be reported to the Committee; and

4.

If the Committee concurs that a violation has occurred, it will inform the Board and make a recommendation of appropriate courses of action. The Board will consider and take appropriate action regarding the violation. The Board may among other things, notify VCM, the Trust’s administrator, or their Boards of Directors; recommend the assessment of a monetary penalty against the Covered Person; issue a formal written reprimand to, or recommend the dismissal of, the Covered Officer; require additional training by the violator; or recommend modifications to the Trust’s policies and procedures.

V.	Other Policies and Procedures

This Code shall be the sole code of conduct adopted by the Trusts for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies relating to that section. Insofar as other policies or procedures of the Trusts, the Trusts’ investment adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Codes of Ethics under Rule 17j-1 under the Investment Company Act, and any insider trading policies are separate policies of the Trusts, VCM, any sub-adviser or the principal underwriter that apply to the Covered Officers and others, and are not part of this Code.

VI.	Amendments

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) (the “Independent Trustees”). Any changes to this Code will, to the extent required, will be disclosed as provided by SEC rules.

VII.	Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than officers and Trustees of the Trust, the Trusts’ investment adviser, administrator or sub-administrator, counsel to the Trusts or counsel to the Independent Trustees.

VIII.	Internal Use

The Code is intended solely for the internal use by the Trusts and does not constitute an admission, by or on behalf of the Trusts, as to any fact, circumstance, or legal conclusion.

Adopted: December 30 , 2024

Exhibit A

Persons Covered by this Code of Conduct

The Funds

Principal Executive Officer: Thomas Dusenberry, President

Principal Financial Officer: Carol D.Trevino, Treasurer

As of: April 1, 2025

Exhibit B

Acknowledgement

Pursuant to the requirements of the Code of Conduct adopted by the Funds, (the “Code”), I hereby acknowledge and affirm that I have received, read and understand the Code and agree to adhere to and abide by the letter and spirit of its provisions.

Signature:	/s/ Thomas Dusenberry
Print Name:	Thomas Dusenberry
Date:	05/05/2025

Exhibit B

Acknowledgement

Pursuant to the requirements of the Code of Conduct adopted by the Funds, (the “Code”), I hereby acknowledge and affirm that I have received, read and understand the Code and agree to adhere to and abide by the letter and spirit of its provisions.

Signature:	/s/ Carol D. Trevino
Print Name:	Carol D. Trevino
Date:	05/05/2025

Exhibit C

Annual Certification

Pursuant to the requirements of the Code of Conduct adopted by the Funds, (the “Code”), I hereby acknowledge and affirm that since the date of the last annual certification given pursuant to the Code, I have complied with all requirements of the Code.

Signature:	/s/ Carol D. Trevino
Print Name:	Carol D. Trevino
Date:	05/05/2025

Exhibit C

Annual Certification

Pursuant to the requirements of the Code of Conduct adopted by the Funds, (the “Code”), I hereby acknowledge and affirm that since the date of the last annual certification given pursuant to the Code, I have complied with all requirements of the Code.

Signature:	/s/ Thomas Dusenberry
Print Name:	Thomas Dusenberry
Date:	05/05/2025

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Approval of Investment Advisory Agreement

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Strategic Income Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Strategic Income (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory

Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Approval of Investment Advisory Agreement

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Intrinsic Value Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Intrinsic Value Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year. Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Global Growth Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year. Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that Victory Capital believes adhere to “ESG criteria;”

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that Victory Capital believes adhere to “ESG criteria.” The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Trust

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that the adviser believes adhere to “ESG criteria.”

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Approval of Investment Advisory Agreement

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Global Value Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year. Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that Victory Capital believes adhere to “ESG criteria;”

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that Victory Capital believes adhere to “ESG criteria.” The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Trust

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that the adviser believes adhere to “ESG criteria.”

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios IV

By (Signature and Title)* /s/ Thomas Dusenberry
Thomas Dusenberry, President and Principal Executive Officer

Date June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry
Thomas Dusenberry, President and Principal Executive Officer

Date June 6, 2025

By (Signature and Title)* /s/ Carol D. Trevino
Carol D. Trevino, Treasurer Principal Financial Officer

Date June 6, 2025

*	Print the name and title of each signing officer under his or her signature.